UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811- 02753

SBL Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

SBL Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

SERIES A	(STYLEPLUS–LARGE CORE SERIES)
(Formerly, Large Cap Core Series)
SERIES B	(LARGE CAP VALUE SERIES)
SERIES C	(MONEY MARKET SERIES)
SERIES D	(MSCI EAFE EQUAL WEIGHT SERIES)
SERIES E	(TOTAL RETURN BOND SERIES)
(Formerly, U.S. Intermediate Bond Series)
SERIES F	(FLOATING RATE STRATEGIES SERIES)
SERIES J	(STYLEPLUS–MID GROWTH SERIES)
(Formerly, Mid Cap Growth Series)
SERIES M	(MACRO OPPORTUNITIES SERIES)
SERIES N	(MANAGED ASSET ALLOCATION SERIES)
SERIES O	(ALL CAP VALUE SERIES)
SERIES P	(HIGH YIELD SERIES)
SERIES Q	(SMALL CAP VALUE SERIES)
SERIES V	(MID CAP VALUE SERIES)
SERIES X	(STYLEPLUS–SMALL GROWTH SERIES)
(Formerly, Small Cap Growth Series)
SERIES Y	(STYLEPLUS–LARGE GROWTH SERIES)
(Formerly, Large Cap Concentrated Growth Series)
SERIES Z	(ALPHA OPPORTUNITY SERIES)

460425900 2013/6/30

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Guggenheim Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2013

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the period ended June 30, 2013.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Distributors, LLC is the distributor of the Funds. Guggenheim Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia

President

July 31, 2013

Read each Fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the Fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2013

Monetary accommodation from the world’s central banks and continued improvement in the U.S. housing and labor markets benefited the overall U.S. economy for the six month period ended June 30, 2013. However, speculation about the end of quantitative easing in May and June, along with growing fundamental risk in Japan and China, led to a sell off in fixed income and equity markets. For most of the period, equity markets were strong and abundant liquidity and steady quantitative easing had produced a benign credit environment with low default rates.

Housing was the primary locomotive of U.S. economic growth in the period. Housing-related activity, including private residential investment, personal expenditures on household durable goods and utilities, as well as the wealth effect on consumption from home price appreciation, has contributed positively to GDP since 1Q2011. However, housing’s contribution remains dependent on the maintenance of extremely low mortgage rates, which have recently begun moving higher.

Overshadowing solid job gains in the period was slow improvement in the unemployment rate. The participation rate has been relatively flat over the past six months, and in general, has been declining. A bright spot has been the private sector, where the U.S. economy is currently adding jobs at a rate that is over 20% higher than that of the prior expansion.

A number of global central banks implemented interest rate cuts during the period, owing to sluggish global economic growth and continuing weakness in commodity prices. The world is still in a deflationary environment, which has given policymakers a great deal of leeway to extend and expand accommodative monetary policies aimed at stimulating output.

The rise in volatility late in the period was in large part a result of shifting market sentiment, but, fundamentally, economic growth in the U.S. has not changed materially, although the impact of rising rates on housing has yet to be seen. With ongoing weakness in growth and inflation, global central banks are expected to maintain accommodative policies for the foreseeable future.

For the six-month period ended June 30, 2013, the return of the Standard & Poor’s 500® (“S&P 500”) Index* was 13.82%, and in mid-May reached an all-time high.

The Barclays U.S. Aggregate Bond Index* returned -2.44% for the period, while the Barclays U.S. High Yield Index* returned 1.42%.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.04%.

The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 4.10%. The MSCI Emerging Markets Index* return was -9.57%.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2012 and ending June 30, 2013.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1,4]	Return	December 31, 2012	June 30, 2013	Period[2]
Table 1. Based on actual Fund return[3]
Series A (StylePlus–Large Core Series)	0.93%	10.35%	$1,000.00	$1,103.50	$4.85
Series B (Large Cap Value Series)	0.81%	15.46%	1,000.00	1,154.60	4.33
Series C (Money Market Series)	0.72%	(0.30%)	1,000.00	997.00	3.57
Series D (MSCI EAFE Equal Weight Series)	1.17%	4.67%	1,000.00	1,046.70	5.94
Series E (Total Return Bond Series)	0.84%	(0.62%)	1,000.00	993.80	4.15
Series F (Floating Rate Strategies Series)[5]	1.13%	(0.60%)	1,000.00	994.00	2.07
Series J (StylePlus–Mid Growth Series)	0.94%	9.34%	1,000.00	1,093.40	4.88
Series M (Macro Opportunities Series)[5]	1.40%	(2.44%)	1,000.00	975.60	2.54
Series N (Managed Asset Allocation Series)	1.09%	3.75%	1,000.00	1,037.50	5.51
Series O (All Cap Value Series)	0.89%	15.90%	1,000.00	1,159.00	4.76
Series P (High Yield Series)	1.04%	2.73%	1,000.00	1,027.30	5.23
Series Q (Small Cap Value Series)	1.13%	15.12%	1,000.00	1,151.20	6.03
Series V (Mid Cap Value Series)	0.92%	15.49%	1,000.00	1,154.90	4.92
Series X (StylePlus–Small Growth Series)	1.13%	15.39%	1,000.00	1,153.90	6.03
Series Y (StylePlus–Large Growth Series)	1.02%	7.21%	1,000.00	1,072.10	5.24
Series Z (Alpha Opportunity Series)	2.44%	9.97%	1,000.00	1,099.70	12.70

Table 2. Based on hypothetical 5% return (before expenses)
Series A (StylePlus–Large Core Series)	0.93%	5.00%	$1,000.00	$1,020.18	$4.66
Series B (Large Cap Value Series)	0.81%	5.00%	1,000.00	1,020.78	4.06
Series C (Money Market Series)	0.72%	5.00%	1,000.00	1,021.22	3.61
Series D (MSCI EAFE Equal Weight Series)	1.17%	5.00%	1,000.00	1,018.99	5.86
Series E (Total Return Bond Series)	0.84%	5.00%	1,000.00	1,020.63	4.21
Series F (Floating Rate Strategies Series)	1.13%	5.00%	1,000.00	1,019.19	5.66
Series J (StylePlus–Mid Growth Series)	0.94%	5.00%	1,000.00	1,020.13	4.71
Series M (Macro Opportunities Series)	1.40%	5.00%	1,000.00	1,017.85	7.00
Series N (Managed Asset Allocation Series)	1.09%	5.00%	1,000.00	1,019.39	5.46
Series O (All Cap Value Series)	0.89%	5.00%	1,000.00	1,020.38	4.46
Series P (High Yield Series)	1.04%	5.00%	1,000.00	1,019.64	5.21
Series Q (Small Cap Value Series)	1.13%	5.00%	1,000.00	1,019.19	5.66
Series V (Mid Cap Value Series)	0.92%	5.00%	1,000.00	1,020.23	4.61
Series X (StylePlus–Small Growth Series)	1.13%	5.00%	1,000.00	1,019.19	5.66
Series Y (StylePlus–Large Growth Series)	1.02%	5.00%	1,000.00	1,019.74	5.11
Series Z (Alpha Opportunity Series)	2.44%	5.00%	1,000.00	1,012.69	12.18

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.
[3]	Actual cumulative return at net asset value for the period December 31, 2012 to June 30, 2013.
[4]	This ratio represents annualized net expenses which may include interest expense related to reverse repurchase agreements, dividends on short sales and prime broker interest expense. Excluding these expenses, the operating expense ratio would be 0.81% for Series E (Total Return Bond Series) and 2.35% for Series Z (Alpha Opportunity Series).
[5]	Since commencement of operations: April 24, 2013.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

FUND PROFILE (Unaudited)	June 30, 2013

SERIES A (STYLEPLUS–LARGE CORE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:  May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Geer Mountain Financing Ltd. — Class A1	2.2%
Floating Rate Strategies Fund Institutional Class	1.9%
Macro Opportunities Fund Institutional Class	1.8%
Newcastle CDO Ltd.	1.5%
Ras Laffan Liquefied Natural Gas Company Limited III	1.1%
Glencore Funding LLC	1.0%
Brentwood CLO Corp.	1.0%
Exxon Mobil Corp.	0.9%
Travelport Holdings Ltd.	0.9%
Ford Motor Credit Company LLC	0.8%
Top Ten Total	13.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES A (STYLEPLUS–LARGE CORE SERIES)

	Shares	Value

COMMON STOCKS† - 20.6%

INFORMATION TECHNOLOGY - 4.8%
Apple, Inc.	4,359	$1,726,514
International Business Machines Corp.	6,429	1,228,646
Oracle Corp.	30,262	929,649
Hewlett-Packard Co.	32,584	808,083
Cisco Systems, Inc.	33,207	807,262
Texas Instruments, Inc.	22,019	767,803
Corning, Inc.	48,365	688,234
EMC Corp.	23,045	544,323
Microsoft Corp.	14,743	509,076
Intel Corp.	19,843	480,597
Applied Materials, Inc.	28,884	430,660
Automatic Data Processing, Inc.	4,214	290,175
QUALCOMM, Inc.	4,037	246,580
Mastercard, Inc. — Class A	327	187,862
Broadcom Corp. — Class A	5,513	186,119
Google, Inc. — Class A*	176	154,945
Visa, Inc. — Class A	789	144,190
Total Information Technology		10,130,718
HEALTH CARE - 3.8%
Pfizer, Inc.	37,439	1,048,666
Amgen, Inc.	8,983	886,263
Abbott Laboratories	22,854	797,148
Johnson & Johnson	9,248	794,033
Eli Lilly & Co.	15,848	778,454
McKesson Corp.	6,527	747,342
Medtronic, Inc.	13,535	696,646
Merck & Company, Inc.	14,725	683,976
WellPoint, Inc.	5,769	472,135
Becton Dickinson and Co.	3,420	337,999
Cigna Corp.	3,578	259,369
AbbVie, Inc.	4,659	192,603
Stryker Corp.	2,218	143,460
Total Health Care		7,838,094
INDUSTRIALS - 3.2%
General Electric Co.	59,531	1,380,524
General Dynamics Corp.	9,789	766,772
Emerson Electric Co.	13,866	756,252
FedEx Corp.	7,537	742,997
United Parcel Service, Inc. — Class B	6,549	566,358
Northrop Grumman Corp.	6,068	502,430
Waste Management, Inc.	12,217	492,712
Raytheon Co.	7,375	487,635
Caterpillar, Inc.	4,070	335,734
Lockheed Martin Corp.	2,215	240,239
Danaher Corp.	2,733	172,999
Norfolk Southern Corp.	1,714	124,522
Total Industrials		6,569,174
CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	14,698	840,432
Wal-Mart Stores, Inc.	11,248	837,864
Kimberly-Clark Corp.	7,959	773,137
Altria Group, Inc.	18,460	645,915
PepsiCo, Inc.	7,807	638,534
Reynolds American, Inc.	10,222	494,438
Philip Morris International, Inc.	4,347	376,537
Coca-Cola Co.	8,041	322,525
General Mills, Inc.	6,619	321,220
Procter & Gamble Co.	3,418	263,152
Kroger Co.	3,765	130,043
Total Consumer Staples		5,643,797
ENERGY - 2.4%
Exxon Mobil Corp.	20,752	1,874,943
ConocoPhillips	14,456	874,588
Anadarko Petroleum Corp.	7,675	659,513
Chevron Corp.	4,622	546,967
Schlumberger Ltd.	6,618	474,246
Valero Energy Corp.	13,304	462,580
Hess Corp.	1,975	131,318
Total Energy		5,024,155
FINANCIALS - 1.6%
Travelers Companies, Inc.	6,625	529,470
JPMorgan Chase & Co.	8,288	437,524
Wells Fargo & Co.	9,082	374,814
Bank of America Corp.	25,463	327,454
Citigroup, Inc.	6,689	320,871
MetLife, Inc.	7,004	320,503
SunTrust Banks, Inc.	6,887	217,423
Goldman Sachs Group, Inc.	1,424	215,380
Prudential Financial, Inc.	2,677	195,501
ACE Ltd.	1,978	176,991
Allstate Corp.	3,391	163,175
Capital One Financial Corp.	2,117	132,969
Total Financials		3,412,075
CONSUMER DISCRETIONARY - 1.4%
Comcast Corp. — Class A	16,607	695,502
Time Warner, Inc.	10,542	609,538
Target Corp.	8,119	559,074
Time Warner Cable, Inc.	4,577	514,821
Lowe’s Companies, Inc.	7,278	297,670
Viacom, Inc. — Class B	2,679	182,306
Macy’s, Inc.	2,707	129,936
Total Consumer Discretionary		2,988,847
TELECOMMUNICATION SERVICES - 0.7%
CenturyLink, Inc.	14,157	500,449
Verizon Communications, Inc.	9,890	497,863
AT&T, Inc.	11,039	390,781
Total Telecommunication Services		1,389,093
Total Common Stocks
(Cost $41,721,674)		42,995,953

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES A (STYLEPLUS–LARGE CORE SERIES)

	Shares	Value

MUTUAL FUNDS† - 3.7%
Floating Rate Strategies Fund
Institutional Class[6]	146,781	$3,899,977
Macro Opportunities Fund
Institutional Class[6]	142,312	3,785,486
Total Mutual Funds
(Cost $7,929,130)		7,685,463

SHORT TERM INVESTMENTS†† - 32.4%
Dreyfus Treasury Prime Cash
Management Fund	67,314,324	67,314,324
Total Short Term Investments
(Cost $67,314,324)		67,314,324

	Face
	Amount
CORPORATE BONDS†† - 9.2%
Materials - 3.3%
Glencore Funding LLC
1.43% due 05/27/16[1,2]	$2,210,000	2,151,930
Rio Tinto Finance USA plc
1.11% due 06/17/16[1]	1,570,000	1,569,531
Barrick Gold Corp.
2.50% due 05/01/18[2]	1,550,000	1,390,945
Reynolds Group Issuer Incorporated
5.75% due 10/15/20	1,110,000	1,118,325
Anglo American Capital plc
9.38% due 04/08/14[2]	700,000	742,021
Total Materials		6,972,752
FINANCIALS - 3.2%
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,630,000	1,767,101
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	1,550,000	1,625,466
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,3]	1,550,000	1,445,375
Mack-Cali Realty, LP
5.13% due 02/15/14	680,000	695,811
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
7.75% due 01/15/16	620,000	640,150
WEA Finance LLC /
WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	450,000	491,649
Total Financials		6,665,552
ENERGY - 1.3%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/16[2]	2,140,656	2,274,447
Penn Virginia Resource Partners Limited
Partnership / Penn Virginia Resource
Finance Corporation II
6.50% due 05/15/21[2]	410,000	394,625
Total Energy		2,669,072
INDUSTRIALS - 0.5%
International Lease Finance Corp.
2.22% due 06/15/16[1]	1,100,000	1,091,750
CONSUMER STAPLES – 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	590,000	603,275
CONSUMER DISCRETIONARY - 0.3%
ServiceMaster Co.
7.00% due 08/15/20	325,000	308,344
Sabre, Inc.
8.50% due 05/15/19[2]	240,000	255,600
Total Consumer Discretionary		563,944
INFORMATION TECHNOLOGY - 0.3%
iGATE Corp.
9.00% due 05/01/16	340,000	353,600
First Data Corp.
6.75% due 11/01/20[2]	190,000	193,325
Total Information Technology		546,925
Total Corporate Bonds
(Cost $19,714,688)		19,113,270
ASSET BACKED SECURITIES†† - 8.4%
Geer Mountain Financing Ltd.
2007-1A, 0.59% due 04/01/14[1,2]	4,700,000	4,659,579
Newcastle CDO Ltd.
0.45% due 05/25/52	3,205,518	3,113,488
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	1,511,565	1,475,348
2006-1A, 1.09% due 02/01/22[1,2]	600,000	521,265
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[1,2]	1,531,199	1,420,723
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,2]	1,400,000	1,290,773
FM Leveraged Capital Fund II
2006-2A, 1.88% due 11/15/20[1,2]	1,180,000	1,177,805
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,2]	979,873	956,072
Northwoods Capital Vii Ltd.
2006-7A, 1.83% due 10/22/21[1,2]	960,000	867,583
NewStar Trust 2005-1
2005-1A, 0.78% due 07/25/18[1,2]	498,202	495,975
Accredited Mortgage Loan Trust 2007-1
0.32% due 02/25/37[1]	540,969	486,599
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.57% due 09/30/22[1,2]	500,000	469,690
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,2]	500,000	456,608
Total Asset Backed Securities
(Cost $17,474,006)		17,391,508
U.S. GOVERNMENT SECURITIES† - 6.9%
U.S. Treasury Bill
0.00% due 07/18/13	6,000,000	5,999,934
0.00% due 07/11/13	4,800,000	4,799,971
0.00% due 07/25/13	3,600,000	3,599,957
Total U.S. Treasury Bill		14,399,862
Total U.S. Government Securities
(Cost $14,399,937)		14,399,862

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES A (STYLEPLUS–LARGE CORE SERIES)

	Face
	Amount	Value

SENIOR FLOATING RATE INTERESTS†† - 6.5%
CONSUMER DISCRETIONARY - 1.8%
Travelport Holdings Ltd.
6.25% due 06/21/19	$1,570,000	$1,550,374
due 08/23/15[4]	320,000	318,467
Blue Coat Systems, Inc.
4.50% due 02/15/18	890,000	884,064
Warner Music Group
due 07/07/20[4]	580,000	572,269
3.75% due 07/07/20	230,000	228,275
Compucom Systems, Inc.
4.25% due 05/07/20	130,000	127,725
Total Consumer Discretionary		3,681,174
FINANCIALS - 1.6%
National Financial Partners
due 06/19/20[4]	1,520,000	1,509,238
Knight/Getco
due 11/30/17[4]	1,375,000	1,352,656
Level 3 Financing, Inc.
4.75% due 08/01/19	280,000	279,737
4.82% due 08/01/19	150,000	149,859
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	140,000	139,475
Total Financials		3,430,965
INFORMATION TECHNOLOGY - 1.2%
Go Daddy Operating Company LLC
4.25% due 12/17/18	1,290,000	1,281,537
ION Trading Technologies Ltd.
4.50% due 05/22/20	780,000	774,797
CCC Information Services, Inc.
5.25% due 12/20/19	360,000	356,699
First Data Corp.
4.19% due 03/23/18	150,000	146,063
Total Information Technology		2,559,096
INDUSTRIALS - 0.7%
Thermasys Corp.
5.25% due 05/03/19	770,000	767,690
US Air, Inc.
4.25% due 05/23/19	620,000	611,990
Laureate Education, Inc.
5.25% due 06/15/18	125,000	123,985
Total Industrials		1,503,665
ENERGY - 0.7%
Pacific Drilling
4.50% due 05/18/18	780,000	776,296
EquiPower Resources Holdings LLC
due 12/31/19[4]	640,000	634,399
Total Energy		1,410,695

TELECOMMUNICATION SERVICES - 0.4%
Univision Communications, Inc.
4.00% due 03/01/20	513,713	502,688
4.50% due 02/28/20	299,250	296,183
Total Telecommunication Services		798,871
HEALTH CARE - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	180,000	180,507
Total Senior Floating Rate Interests
(Cost $13,642,747)		13,564,973
MORTGAGE BACKED SECURITIES†† - 0.9%
GCCFC Commercial Mortgage Trust
2006-FL4A, 0.42% due 11/05/21	1,000,000	970,613
Banc of America Large
Loan Trust 2007-BMB1,
1.29% due 08/15/29[1,2]	950,000	941,325
Total Mortgage Backed Securities
(Cost $1,905,969)		1,911,938
MUNICIPAL BONDS†† - 0.8%
NEW YORK - 0.8%
City of New York New York
General Obligation Unlimited
0.36% due 04/01/35[1]	1,590,000	1,590,000
Total Municipal Bonds
(Cost $1,590,000)		1,590,000
COMMERCIAL PAPER†† - 8.1%
CBS Corp.
0.23% due 07/01/13[2]	2,400,000	2,400,000
Bemis Company, Inc.
0.30% due 07/02/13[2]	2,400,000	2,399,980
Aegon N.V.
0.27% due 07/08/13[2]	2,400,000	2,399,874
Pentair Finance S.A.
0.29% due 07/10/13[2]	2,400,000	2,399,826
Dr Pepper Snapple Group, Inc.
0.24% due 07/12/13[2]	2,400,000	2,399,824
Nissan Motor Acceptance Corp.
0.26% due 07/17/13[2]	2,400,000	2,399,723
Noble Corporation/Cayman Islands
0.32% due 07/25/13[2]	2,400,000	2,399,488
Total Commercial Paper
(Cost $16,798,715)		16,798,715
Total Investments - 97.5%
(Cost $202,491,190)		$202,766,006
Other Assets & Liabilities, net - 2.5%		5,305,238
Total Net Assets - 100.0%		$208,071,244

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES A (STYLEPLUS–LARGE CORE SERIES)

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $5,583,375)	70	$(98,350)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
July 2013 S&P 500 Index Swap,
Terminating 07/01/13[5]
(Notional Value $156,599,450)	97,492	$(2,235,858)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $40,029,278 (cost $40,463,773), or 19.2% of total net assets.
[3]	Perpetual maturity.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[6]	Affiliated funds.
plc — Public Limited Company

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS–LARGE CORE SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $194,562,060)	$195,080,543
Investments in affiliated issuers, at value
(cost $7,929,130)	7,685,463
Total investments
(cost $202,491,190)	202,766,006
Cash	5,123,508
Segregated cash with broker	332,500
Prepaid expenses	507
Receivables:
Securities sold	11,405,913
Interest	368,109
Dividends	94,403
Fund shares sold	667
Total assets	220,091,613
Liabilities:
Unrealized depreciation on swap agreements	2,235,858
Payable for:
Securities purchased	9,417,641
Management fees	124,080
Fund shares redeemed	89,233
Variation margin	39,725
Fund accounting/administration fees	16,490
Directors’ fees*	13,034
Transfer agent/maintenance fees	3,673
Miscellaneous	80,635
Total liabilities	12,020,369
Net assets	$208,071,244
Net assets consist of:
Paid in capital	$207,597,106
Undistributed net investment income	2,347,252
Accumulated net realized gain on investments	186,278
Net unrealized depreciation on investments	(2,059,392)
Net assets	$208,071,244
Capital shares outstanding	7,477,811
Net asset value per share	$27.83

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends from securities of unaffiliated issuers	$1,199,731
Dividends from securities of affiliated issuers	29,130
Interest	134,386
Total investment income	1,363,247

Expenses:
Management fees	779,653
Transfer agent/maintenance fees	12,792
Fund accounting/administration fees	99,528
Directors’ fees*	19,410
Custodian fees	4,884
Miscellaneous	51,954
Total expenses	968,221
Net investment income	395,026

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	38,850,656
Swap agreements	3,619,475
Futures contracts	(8,981)
Net realized gain	42,461,150
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(20,013,912)
Investments in affiliated issuers	(243,667)
Swap agreements	(2,235,858)
Futures contracts	(98,350)
Net change in unrealized appreciation (depreciation)	(22,591,787)
Net realized and unrealized gain	19,869,363
Net increase in net assets resulting from operations	$20,264,389

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SERIES A (STYLEPLUS–LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$395,026	$1,952,226
Net realized gain on investments	42,461,150	13,722,503
Net change in unrealized appreciation (depreciation) on investments	(22,591,787)	10,476,312
Net increase in net assets resulting from operations	20,264,389	26,151,041

Capital share transactions:
Proceeds from sale of shares	101,731,250	8,284,929
Cost of shares redeemed	(112,539,502)	(42,815,935)
Net decrease from capital share transactions	(10,808,252)	(34,531,006)
Net increase (decrease) in net assets	9,456,137	(8,379,965)

Net assets:
Beginning of period	198,615,107	206,995,072
End of period	$208,071,244	$198,615,107
Undistributed net investment income at end of period	$2,347,252	$1,952,226

Capital share activity:
Shares sold	100,473	335,217
Shares redeemed	(496,567)	(1,738,927)
Net decrease in shares	(396,094)	(1,403,710)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS–LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$25.22	$22.31	$23.24	$19.97	$15.38	$24.57
Income (loss) from investment operations:
Net investment income[b]	.05	.23	.13	.18	.11	.14
Net gain (loss) on investments (realized and unrealized)	2.56	2.68	(1.06)	3.09	4.48	(9.33)
Total from investment operations	2.61	2.91	(.93)	3.27	4.59	(9.19)
Net asset value, end of period	$27.83	$25.22	$22.31	$23.24	$19.97	$15.38

Total Return[c]	10.35%	13.04%	(4.00%)	16.37%	29.84%	(37.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$208,071	$198,615	$206,995	$243,820	$186,007	$165,109
Ratios to average net assets:
Net investment income	0.38%	0.92%	0.57%	0.89%	0.68%	0.66%
Total expenses[d]	0.93%	0.94%	0.90%	0.92%	0.92%	0.90%
Portfolio turnover rate	146%	103%	87%	111%	78%	142%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2013

SERIES B (LARGE CAP VALUE SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:  May 1, 1979

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.1%
Chevron Corp.	3.8%
Aetna, Inc.	3.3%
American International Group, Inc.	2.9%
CVS Caremark Corp.	2.9%
Edison International	2.9%
JPMorgan Chase & Co.	2.8%
URS Corp.	2.8%
Time Warner, Inc.	2.7%
TE Connectivity Ltd.	2.6%
Top Ten Total	30.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 93.9%

FINANCIALS - 25.7%
Wells Fargo & Co.	272,825	$11,259,487
American International Group, Inc.*	179,839	8,038,803
JPMorgan Chase & Co.	146,300	7,723,178
Berkshire Hathaway, Inc. — Class A*	41	6,912,599
Allstate Corp.	127,050	6,113,646
Aon plc	84,330	5,426,636
State Street Corp.	62,220	4,057,366
Reinsurance Group of America, Inc. —
Class A	56,330	3,892,966
U.S. Bancorp	77,826	2,813,410
Bank of America Corp.	208,540	2,681,824
CME Group, Inc. — Class A	33,340	2,533,173
Ocwen Financial Corp.*	48,200	1,986,804
Home Loan Servicing Solutions Ltd.	74,450	1,784,567
Citigroup, Inc.	32,730	1,570,058
BB&T Corp.	41,443	1,404,089
PNC Financial Services Group, Inc.	19,210	1,400,793
NASDAQ OMX Group, Inc.	42,020	1,377,836
Total Financials		70,977,235
ENERGY - 18.6%
Chevron Corp.	88,400	10,461,256
Apache Corp.	73,092	6,127,302
Cameco Corp.	261,200	5,396,392
Halliburton Co.	120,900	5,043,948
Whiting Petroleum Corp.*	88,590	4,083,113
Exxon Mobil Corp.	43,470	3,927,515
McDermott International, Inc.*	447,209	3,658,170
Marathon Oil Corp.	94,300	3,260,894
Phillips 66	49,740	2,930,183
ConocoPhillips	41,200	2,492,600
Chesapeake Energy Corp.	111,800	2,278,484
Williams Companies, Inc.	55,380	1,798,189
Total Energy		51,458,046
INDUSTRIALS - 11.1%
URS Corp.	163,270	7,709,610
Republic Services, Inc. — Class A	191,700	6,506,298
United Technologies Corp.	63,900	5,938,866
Parker Hannifin Corp.	58,660	5,596,164
Quanta Services, Inc.*	180,890	4,786,349
Total Industrials		30,537,287
INFORMATION TECHNOLOGY - 9.4%
TE Connectivity Ltd.	157,730	7,183,023
Computer Sciences Corp.	163,380	7,151,143

Cisco Systems, Inc.	267,800	6,510,218
Hewlett-Packard Co.	131,341	3,257,257
NetApp, Inc.	37,400	1,412,972
Mercury Systems, Inc.*	38,513	355,090
Total Information Technology		25,869,703
CONSUMER STAPLES - 8.8%
CVS Caremark Corp.	139,120	7,954,881
Wal-Mart Stores, Inc.	85,250	6,350,273
Mondelez International, Inc. — Class A	136,300	3,888,639
Bunge Ltd.	48,090	3,403,329
Kraft Foods Group, Inc.	45,433	2,538,342
Total Consumer Staples		24,135,464
CONSUMER DISCRETIONARY - 6.7%
Time Warner, Inc.	126,473	7,312,669
Lowe’s Companies, Inc.	134,480	5,500,232
Harman International Industries, Inc.	59,790	3,240,618
DeVry, Inc.	73,500	2,279,970
Total Consumer Discretionary		18,333,489
HEALTH CARE - 6.6%
Aetna, Inc.	143,590	9,123,708
UnitedHealth Group, Inc.	63,300	4,144,884
Teva Pharmaceutical Industries Ltd. ADR	73,390	2,876,888
Covidien plc	31,390	1,972,548
Forest Laboratories, Inc.*	3,036	124,476
Total Health Care		18,242,504
MATERIALS - 3.4%
Dow Chemical Co.	205,350	6,606,110
Coeur Mining, Inc.*	212,540	2,826,782
Total Materials		9,432,892
UTILITIES - 2.9%
Edison International	164,640	7,929,062
TELECOMMUNICATION SERVICES - 0.7%
Windstream Corp.	232,532	1,792,822
Total Common Stocks
(Cost $196,934,801)		258,708,504

EXCHANGE TRADED FUNDS† - 2.0%
iShares Russell 1000 Value ETF	64,940	5,441,323
Total Exchange Traded Funds
(Cost $4,899,377)		5,441,323
Total Investments - 95.9%
(Cost $201,834,178)		$264,149,827
Other Assets & Liabilities, net - 4.1%		11,309,974
Total Net Assets - 100.0%		$275,459,801

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $201,834,178)	$264,149,827
Cash	8,785,206
Prepaid expenses	568
Receivables:
Securities sold	2,248,447
Fund shares sold	1,029,013
Dividends	448,466
Total assets	276,661,527
Liabilities:
Payable for:
Securities purchased	888,275
Management fees	145,675
Fund shares redeemed	112,907
Fund accounting/administration fees	21,291
Transfer agent/maintenance fees	4,243
Directors’ fees*	767
Miscellaneous	28,568
Total liabilities	1,201,726
Net assets	$275,459,801
Net assets consist of:
Paid in capital	$241,391,956
Undistributed net investment income	4,651,481
Accumulated net realized loss on investments	(32,899,285)
Net unrealized appreciation on investments	62,315,649
Net assets	$275,459,801
Capital shares outstanding	8,324,613
Net asset value per share	$33.09

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $3,754)	$2,493,331
Interest	806
Total investment income	2,494,137

Expenses:
Management fees	855,520
Transfer agent/maintenance fees	12,963
Fund accounting/administration fees	125,036
Directors’ fees*	9,084
Custodian fees	4,977
Miscellaneous	64,627
Total expenses	1,072,207
Net investment income	1,421,930

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	16,847,921
Net realized gain	16,847,921
Net change in unrealized appreciation (depreciation) on:
Investments	19,185,312
Net change in unrealized appreciation (depreciation)	19,185,312
Net realized and unrealized gain	36,033,233
Net increase in net assets resulting from operations	$37,455,163

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,421,930	$3,229,551
Net realized gain on investments	16,847,921	10,161,128
Net change in unrealized appreciation (depreciation) on investments	19,185,312	23,246,913
Net increase in net assets resulting from operations	37,455,163	36,637,592

Capital share transactions:
Proceeds from sale of shares	16,308,811	14,915,262
Cost of shares redeemed	(24,410,868)	(54,897,141)
Net decrease from capital share transactions	(8,102,057)	(39,981,879)
Net increase (decrease) in net assets	29,353,106	(3,344,287)

Net assets:
Beginning of period	246,106,695	249,450,982
End of period	$275,459,801	$246,106,695
Undistributed net investment income at end of period	$4,651,481	$3,229,551

Capital share activity:
Shares sold	509,178	550,498
Shares redeemed	(771,320)	(2,025,731)
Net decrease in shares	(262,142)	(1,475,233)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$28.66	$24.79	$25.79	$22.20	$17.55	$27.94
Income (loss) from investment operations:
Net investment income[b]	.17	.35	.26	.19	.19	.29
Net gain (loss) on investments (realized and unrealized)	4.26	3.52	(1.26)	3.40	4.46	(10.68)
Total from investment operations	4.43	3.87	(1.00)	3.59	4.65	(10.39)
Net asset value, end of period	$33.09	$28.66	$24.79	$25.79	$22.20	$17.55

Total Return[c]	15.46%	15.61%	(3.88%)	16.17%	26.50%	(37.19%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275,460	$246,107	$249,451	$298,181	$280,473	$250,972
Ratios to average net assets:
Net investment income	1.08%	1.28%	1.00%	0.81%	1.03%	1.21%
Total expenses[d]	0.81%	0.83%	0.80%	0.80%	0.81%	0.80%
Portfolio turnover rate	16%	17%	19%	17%	16%	32%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

SERIES C (MONEY MARKET SERIES)

OBJECTIVE: Seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN - Federal Agency Discount Notes

Inception Date: May 1, 1979

The Fund invests principally in money market instruments such as commercial paper.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

Schedule of Investments (Unaudited)	June 30, 2013
SERIES C (MONEY MARKET SERIES)

	Shares	Value

SHORT TERM INVESTMENTS†† - 37.2%
Dreyfus Treasury Prime Cash
Management Fund	34,894,046	$34,894,046
Total Short Term Investments
(Cost $34,894,046)		34,894,046

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.3%
Federal Home Loan Bank[1]
0.14% due 07/05/13	$4,000,000	3,999,992
Total federal Agency Discount Notes
(Cost $3,999,940)		3,999,992

ASSET BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 04/25/21[2,3]	86,277	86,527
#503295, 0.75% due 04/25/21[2,3]	47,436	47,574
#502353, 1.00% due 09/25/18[2,3]	19,077	19,190
Total Asset Backed Securities
(Cost $152,817)		153,291

COMMERCIAL PAPER†† - 58.3%
ING US Funding LLC
0.24% due 09/13/13	3,000,000	2,998,477
0.30% due 11/26/13	825,000	824,028
0.23% due 09/17/13	500,000	499,729
0.15% due 07/29/13	250,000	249,971
Total ING US Funding LLC		4,572,205
Abbott Laboratories
0.09% due 08/26/13[4]	3,000,000	2,999,656
0.11% due 09/25/13[4]	1,500,000	1,499,740
Total Abbott Laboratories		4,499,396
Societe Generale North America, Inc.
0.38% due 11/13/13	3,600,000	3,594,950
0.50% due 10/09/13	500,000	499,568
0.43% due 09/16/13	200,000	199,881
0.40% due 10/11/13	138,000	137,877
Total Societe Generale North
America, Inc.		4,432,276
Toyota Motor Credit Corp.
0.20% due 09/11/13	3,000,000	2,999,250
0.13% due 09/04/13	1,150,000	1,149,770
0.23% due 08/14/13	205,000	204,976
Total Toyota Motor Credit Corp.		4,353,996

General Electric Capital Corp.
0.20% due 07/29/13	2,000,000	1,999,880
0.20% due 07/15/13	1,500,000	1,499,950
0.17% due 12/04/13	750,000	749,298
Total General Electric Capital Corp.		4,249,128
Sheffield Receivables Corp.
0.17% due 07/02/13[4]	1,700,000	1,699,992
0.19% due 09/05/13[4]	1,500,000	1,499,436
0.14% due 07/26/13[4]	1,000,000	999,903
Total Sheffield Receivables Corp.		4,199,331
Prudential plc
0.22% due 08/02/13[4]	3,300,000	3,299,432
0.15% due 08/06/13[4]	900,000	899,865
Total Prudential plc		4,199,297
American Honda Finance Corp.
0.13% due 09/24/13	3,000,000	2,998,685
0.15% due 07/12/13	1,100,000	1,099,944
Total American Honda Finance Corp.		4,098,629
Caterpillar Financial Services Corp.
0.09% due 08/02/13	4,000,000	3,999,680
Coca-Cola Co.
0.10% due 08/06/13[4]	2,000,000	1,999,883
0.16% due 08/02/13[4]	1,500,000	1,499,937
Total Coca-Cola Co.		3,499,820
Jupiter Securitization Company LLC
0.24% due 12/06/13[4]	3,000,000	2,996,718
0.14% due 09/12/13[4]	325,000	324,879
Total Jupiter Securitization Company LLC		3,321,597
Nestle Capital Corp.
0.10% due 08/14/13[4]	1,750,000	1,749,840
0.10% due 09/18/13[4]	1,500,000	1,499,761
Total Nestle Capital Corp.		3,249,601
Westpac Banking Corp.
0.23% due 11/01/13[4]	2,700,000	2,698,394
0.17% due 09/16/13[4]	370,000	369,871
Total Westpac Banking Corp.		3,068,265
UBS Finance Delaware LLC
0.38% due 09/10/13	3,000,000	2,998,863
Total Commercial Paper
(Cost $54,739,054)		54,742,084
Total Investments - 100.0%
(Cost $93,785,857)		$93,789,413
Other Assets & Liabilities, net - 0.0%		5,214
Total Net Assets - 100.0%		$93,794,627

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[3]	Maturity date indicated is next interest reset date.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $26,037,307 (cost $26,036,318), or 27.8% of total net assets.
plc — Public Limited Company

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES C (MONEY MARKET SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $93,785,857)	$93,789,413
Cash	2,474
Prepaid expenses	174
Receivables:
Fund shares sold	85,951
Securities sold	1,696
Interest	201
Total assets	93,879,909
Liabilities:
Payable for:
Management fees	35,247
Transfer agent/maintenance fees	12,398
Professional fees	10,588
Fund accounting/administration fees	6,697
Fund shares redeemed	4,478
Directors’ fees*	2,282
Miscellaneous	13,592
Total liabilities	85,282
Net assets	$93,794,627
Net assets consist of:
Paid in capital	$93,998,822
Accumulated net investment loss	(207,756)
Accumulated net realized gain on investments	5
Net unrealized appreciation on investments	3,556
Net assets	$93,794,627
Capital shares outstanding	7,040,414
Net asset value per share	$13.32

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Interest	$59,917
Total investment income	59,917

Expenses:
Management fees	186,225
Transfer agent/maintenance fees	18,997
Fund accounting/administration fees	35,382
Directors’ fees*	2,092
Custodian fees	1,903
Miscellaneous	23,074
Total expenses	267,673
Net investment loss	(207,756)

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	5
Net realized gain	5
Net change in unrealized appreciation (depreciation) on:
Investments	72
Net change in unrealized appreciation (depreciation)	72
Net realized and unrealized gain	77
Net decrease in net assets resulting from operations	$(207,679)

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SERIES C (MONEY MARKET SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(207,756)	$(465,869)
Net realized gain on investments	5	—
Net change in unrealized appreciation (depreciation) on investments	72	2,224
Net decrease in net assets resulting from operations	(207,679)	(463,645)

Capital share transactions:
Proceeds from sale of shares	46,493,728	77,832,972
Cost of shares redeemed	(25,862,429)	(112,615,282)
Net increase (decrease) from capital share transactions	20,631,299	(34,782,310)
Net increase (decrease) in net assets	20,423,620	(35,245,955)

Net assets:
Beginning of period	73,371,007	108,616,962
End of period	$93,794,627	$73,371,007
Accumulated net investment loss at end of period	$(207,756)	$—

Capital share activity:
Shares sold	3,486,573	5,809,813
Shares redeemed	(1,938,707)	(8,405,645)
Net increase (decrease) in shares	1,547,866	(2,595,832)

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES C (MONEY MARKET SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$13.36	$13.43	$13.50	$13.56	$13.61	$13.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.07)	(.08)	(.06)	(.03)	.26
Net gain (loss) on investments (realized and unrealized)	— [d]	(—)[d]	.01	(—)[d]	(.02)	.02
Total from investment operations	(.04)	(.07)	(.07)	(.06)	(.05)	.28
Net asset value, end of period	$13.32	$13.36	$13.43	$13.50	$13.56	$13.61

Total Return[c]	(0.30%)	(0.52%)	(0.52%)	(0.44%)	(0.37%)	2.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,795	$73,371	$108,617	$106,191	$153,262	$268,318
Ratios to average net assets:
Net investment income (loss)	(0.56%)	(0.53%)	(0.57%)	(0.46%)	(0.23%)	1.94%
Total expenses	0.72%	0.71%	0.70%	0.70%	0.67%	0.65%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

FUND PROFILE (Unaudited)	June 30, 2013

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

OBJECTIVE: Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: April 19, 1984

Ten Largest Holdings (% of Total Net Assets)

Vanguard FTSE Developed Markets ETF	2.6%
iShares MSCI Japan ETF	0.7%
Ryanair Holdings plc ADR	0.2%
Hulic Company Ltd.	0.1%
NGK Spark Plug Company Ltd.	0.1%
Sumitomo Realty & Development Company Ltd.	0.1%
Suruga Bank Ltd.	0.1%
Mitsui Fudosan Company Ltd.	0.1%
Nomura Research Institute Ltd.	0.1%
Kabel Deutschland Holding AG	0.1%
Top Ten Total	4.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

INVESTMENT CONCENTRATION

At June 30, 2013, the investment diversification of the series by country was as follows:

Country	% of Net Assets	Value
Japan	34.9%	$62,455,539
Britain	10.4%	18,590,773
France	7.1%	12,682,780
Australia	6.7%	12,057,176
Germany	5.1%	9,065,008
Switzerland	4.3%	7,762,541
Hong Kong	4.1%	7,251,791
United States	3.4%	6,036,769
Sweden	3.1%	5,600,599
Singapore	2.9%	5,268,460
Netherlands	2.7%	4,872,057
Spain	2.4%	4,274,275
Italy	2.1%	3,722,706
Finland	1.5%	2,603,202
Belgium	1.2%	2,073,570
Israel	1.1%	1,934,863
Denmark	1.1%	1,918,206
Other	5.1%	9,224,542
Total Investments	99.2%	$177,394,857

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

COMMON STOCKS† - 95.3%

FINANCIALS - 22.1%
Hulic Company Ltd.	22,531	$241,701
Sumitomo Realty & Development
Company Ltd.	6,000	239,249
Suruga Bank Ltd.	13,000	236,184
Mitsui Fudosan Company Ltd.	8,000	235,278
Direct Line Insurance Group plc	64,049	227,086
Yamaguchi Financial Group, Inc.	23,000	226,556
Sumitomo Mitsui Financial Group, Inc.	4,800	220,194
Nippon Building Fund, Inc.	19	219,912
Iyo Bank Ltd.	23,000	219,832
Joyo Bank Ltd.	40,000	218,985
Japan Retail Fund Investment Corp.	104	217,258
Delta Lloyd N.V.	10,840	217,223
Deutsche Boerse AG	3,271	215,314
Partners Group Holding AG	791	214,160
Shizuoka Bank Ltd.	19,850	213,940
Mitsubishi Estate Company Ltd.	8,000	213,016
Japan Real Estate Investment Corp.	19	212,058
Hachijuni Bank Ltd.	36,000	210,516
SCOR SE	6,849	210,172
Gunma Bank Ltd.	38,000	209,951
Lloyds Banking Group plc*	217,581	209,025
RSA Insurance Group plc	115,434	208,763
ICAP plc	37,750	208,660
Sony Financial Holdings, Inc.	13,200	208,544
Tokyo Tatemono Company Ltd.	25,000	208,197
Mizuho Financial Group, Inc.	100,050	207,796
Aviva plc	40,103	207,087
Aozora Bank Ltd.	66,000	206,280
Tokio Marine Holdings, Inc.	6,500	206,105
Resona Holdings, Inc.	42,320	206,085
Eurazeo	3,843	205,920
Sumitomo Mitsui Trust Holdings, Inc.	43,990	205,347
Daiwa House Industry Company Ltd.	11,000	205,283
Admiral Group plc	10,173	205,178
Seven Bank Ltd.	56,500	205,071
Aegon N.V.	30,575	204,523
Chiba Bank Ltd.	30,000	204,466
T&D Holdings, Inc.	15,200	204,434
AEON Financial Service Company Ltd.	7,210	204,193
Swiss Re AG	2,742	204,066
Mitsubishi UFJ Financial Group, Inc.	32,920	203,126
Nishi-Nippon City Bank Ltd.	77,000	201,069
Hokuhoku Financial Group, Inc.	98,000	200,575
Hiroshima Bank Ltd.	47,000	200,444
Fukuoka Financial Group, Inc.	47,000	199,970
Dai-ichi Life Insurance Company Ltd.	138	199,240
Baloise Holding AG	2,049	199,237
Segro plc	46,787	198,620
Daito Trust Construction Company Ltd.	2,100	197,963
Julius Baer Group Ltd.	5,069	197,960
NTT Urban Development Corp.	161	197,709
AXA S.A.	10,052	197,507
3i Group plc	38,455	197,408
Muenchener Rueckversicherungs AG	1,071	197,123
Zurich Insurance Group AG	757	196,340
ING Groep N.V.*	21,547	196,328
Swire Pacific Ltd. — Class A	16,210	196,250
Australia & New Zealand Banking
Group Ltd.	7,507	196,196
Bank of Yokohama Ltd.	38,000	196,159
Mizrahi Tefahot Bank Ltd.*	19,530	195,977
Commonwealth Bank of Australia	3,097	195,922
Resolution Ltd.	45,185	195,874
Japan Prime Realty Investment Corp.	64	195,836
UOL Group Ltd.	36,850	195,360
Wharf Holdings Ltd.	23,210	195,111
Bank Hapoalim BM*	43,010	194,748
Swiss Life Holding AG	1,197	194,640
London Stock Exchange Group plc	9,561	194,288
Global Logistic Properties Ltd.	89,330	193,802
Swiss Prime Site AG	2,631	193,437
Bankia S.A.*	250,093	193,368
Tryg A/S	2,345	193,280
Daiwa Securities Group, Inc.	23,000	193,164
NKSJ Holdings, Inc.	8,100	193,139
Investment AB Kinnevik — Class B	7,533	193,090
Gjensidige Forsikring ASA	13,125	193,059
City Developments Ltd.	22,850	192,885
Tokyu Land Corp.	21,000	192,670
Nomura Real Estate Holdings, Inc.	8,710	192,668
Hang Lung Properties Ltd.	55,060	192,028
Japan Exchange Group, Inc.	1,900	191,944
UBS AG	11,274	191,916
Bank of Kyoto Ltd.	23,000	191,773
Credit Saison Company Ltd.	7,610	190,969
Sampo — Class A	4,893	190,688
Hysan Development Company Ltd.	43,920	190,549
Westpac Banking Corp.	7,214	190,517
Hammerson plc	25,694	190,404
Henderson Land Development
Company Ltd.	31,889	190,363
Hannover Rueckversicherung SE	2,642	190,245
Industrivarden AB — Class C	11,389	190,204
Pargesa Holding S.A.	2,848	190,096
Intu Properties plc	39,969	189,981
Sun Hung Kai Properties Ltd.	14,710	189,848
Legal & General Group plc	72,855	189,825
Bendigo and Adelaide Bank Ltd.	20,613	189,816
Allianz AG	1,299	189,799
Prudential plc	11,593	189,558
CNP Assurances	13,174	189,057
Ageas	5,384	189,044
Groupe Bruxelles Lambert S.A.	2,512	189,025
AIA Group Ltd.	44,600	188,899
Insurance Australia Group Ltd.	37,941	188,742
Bank Leumi Le-Israel BM*	56,728	188,709
Banque Cantonale Vaudoise	380	188,670
Singapore Exchange Ltd.	34,000	188,566
MS&AD Insurance Group Holdings	7,400	188,162
HSBC Holdings plc	18,133	188,074

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

Swedbank AB — Class A	8,200	$188,056
Land Securities Group plc	13,946	187,410
Assicurazioni Generali SpA	10,711	187,103
Westfield Retail Trust	65,973	187,021
Link REIT	37,990	186,863
DBS Group Holdings Ltd.	15,280	186,846
Mitsubishi UFJ Lease & Finance
Company Ltd.	39,400	186,702
Cheung Kong Holdings Ltd.	13,710	185,957
Vienna Insurance Group AG Wiener
Versicherung Gruppe	4,000	185,799
ORIX Corp.	13,600	185,794
BNP Paribas S.A.	3,397	185,602
Corio N.V.	4,664	185,558
Standard Chartered plc	8,538	185,318
Unibail-Rodamco SE	795	185,233
Wendel S.A.	1,794	184,829
Oversea-Chinese Banking Corporation Ltd.	23,420	184,763
CapitaMall Trust	117,330	184,663
Exor SpA	6,239	184,510
CapitaMalls Asia Ltd.	128,060	184,376
Kerry Properties Ltd.	47,030	184,335
Shinsei Bank Ltd.	81,250	184,315
National Australia Bank Ltd.	6,781	184,043
United Urban Investment Corp.	136	183,875
CapitaCommercial Trust	159,000	183,765
Bank of East Asia Ltd.	50,920	183,498
United Overseas Bank Ltd.	11,710	183,470
Westfield Group	17,527	183,356
Government Properties Trust, Inc.	52,180	183,230
Svenska Handelsbanken AB — Class A	4,563	183,165
KBC Groep N.V.	4,919	183,154
Schroders plc	5,514	183,003
British Land Company plc	21,230	182,769
Hargreaves Lansdown plc	13,533	182,684
Ratos AB — Class B	23,530	182,625
Credit Suisse Group AG	6,885	182,583
Chugoku Bank Ltd.	13,000	182,447
Investor AB — Class B	6,783	182,362
CFS Retail Property Trust Group	99,596	182,152
Mirvac Group	124,047	182,063
Hang Seng Bank Ltd.	12,310	182,046
Dexus Property Group	185,793	181,792
Sino Land Company Ltd.	129,051	181,695
Macquarie Group Ltd.	4,744	181,639
Nordea Bank AB	16,239	181,609
Skandinaviska Enskilda Banken
AB — Class A	18,988	181,491
Credit Agricole S.A.	21,102	181,369
Goodman Group	40,619	181,264
Wheelock & Company Ltd.	36,060	180,857
Deutsche Bank AG	4,317	180,687
Suncorp Group Ltd.	16,547	180,367
Klepierre	4,576	180,360
Federation Centres Ltd.	83,196	180,307
Swire Properties Ltd.	60,800	179,906
Hong Kong Exchanges and Clearing Ltd.	11,880	179,363
QBE Insurance Group Ltd.	12,979	179,098
Ascendas Real Estate Investment Trust	101,760	179,023
Mapfre S.A.	54,950	178,959
Gecina S.A.	1,613	178,422
IMMOFINANZ AG	47,752	178,390
Aeon Mall Company Ltd.	7,200	178,358
ICADE	2,153	177,789
Banco Bilbao Vizcaya Argentaria S.A.	21,096	176,978
DNB ASA	12,215	176,858
Danske Bank A/S*	10,320	176,495
Natixis*	42,069	176,107
Banco Santander S.A.	27,519	175,591
Fonciere Des Regions	2,338	175,415
Nomura Holdings, Inc.	23,800	175,408
Stockland	55,096	175,332
Pohjola Bank plc — Class A	11,895	174,806
BOC Hong Kong Holdings Ltd.	56,840	174,784
Barclays plc	41,231	174,594
Investec plc	27,696	174,235
Banco de Sabadell S.A.	104,774	173,885
Intesa Sanpaolo SpA	107,708	172,585
Standard Life plc	32,812	172,482
Old Mutual plc	62,680	172,181
Societe Generale S.A.	4,959	170,410
CapitaLand Ltd.	70,000	170,089
Keppel Land Ltd.	63,770	168,535
Royal Bank of Scotland Group plc*	40,474	168,311
CaixaBank	54,735	168,213
Raiffeisen Bank International AG	5,769	168,208
UniCredit SpA	35,852	167,908
New World Development Company Ltd.	121,000	167,552
Commerzbank AG*	19,196	167,361
Banca Monte dei Paschi di Siena SpA*	656,454	166,624
Bank of Ireland*	813,793	166,307
ASX Ltd.	5,463	165,206
Unione di Banche Italiane SCPA	45,614	165,178
Aberdeen Asset Management plc	27,917	162,547
Erste Group Bank AG	6,032	160,997
Acom Company Ltd.	5,030	160,001
First Pacific Company Ltd.	149,250	159,910
Nomura Real Estate Office Fund,
Inc. — Class A	36	157,887
Mediobanca SpA	29,981	156,100
Lend Lease Group	20,369	155,531
SBI Holdings, Inc.	13,986	154,405
AMP Ltd.	39,384	153,063
Banco Espirito Santo S.A.*	190,827	152,761
Banco Popular Espanol S.A.	47,471	145,519
Total Financials		39,559,068
INDUSTRIALS - 18.8%
Ryanair Holdings plc ADR	6,825	351,693
Chiyoda Corp.	19,070	224,376
Shimizu Corp.	55,060	221,495
JGC Corp.	6,140	220,999
Aeroports de Paris	2,228	216,666
Keisei Electric Railway Company Ltd.	23,000	215,427
Kinden Corp.	25,000	214,750

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

Kajima Corp.	64,700	$214,612
Mabuchi Motor Company Ltd.	4,000	213,743
Yamato Holdings Company Ltd.	10,010	211,029
Dai Nippon Printing Company Ltd.	23,000	210,324
Nippon Express Company Ltd.	44,000	208,943
Zardoya Otis S.A.	14,732	208,826
LIXIL Group Corp.	8,560	208,596
Central Japan Railway Co.	1,700	207,904
Secom Company Ltd.	3,800	206,886
Orient Overseas International Ltd.	32,010	206,767
easyJet plc	10,489	206,605
Taisei Corp.	57,000	206,311
Japan Airlines Company Ltd.	4,000	205,676
Hino Motors Ltd.	14,000	205,515
Hankyu Hanshin Holdings, Inc.	36,000	205,071
Toll Holdings Ltd.	42,020	204,423
Kubota Corp.	14,000	204,386
Zodiac Aerospace	1,533	202,937
Tokyu Corp.	31,000	202,843
Hutchison Whampoa Ltd.	19,280	202,717
Fraport AG Frankfurt Airport
Services Worldwide	3,346	202,437
DSV A/S	8,302	202,397
Nidec Corp.	2,900	202,329
Kintetsu Corp.	46,000	202,208
East Japan Railway Co.	2,600	202,107
Toppan Printing Company Ltd.	29,000	201,452
Kamigumi Company Ltd.	25,000	201,392
Fuji Electric Company Ltd.	57,000	201,139
NSK Ltd.	21,000	200,928
SMC Corp.	1,000	200,837
JTEKT Corp.	17,810	200,393
Park24 Company Ltd.	11,000	199,516
Sembcorp Industries Ltd.	51,060	199,395
FANUC Corp.	1,370	198,625
SembCorp Marine Ltd.	58,280	198,624
NGK Insulators Ltd.	16,000	198,417
Singapore Technologies Engineering Ltd.	60,000	198,332
Kuehne + Nagel International AG	1,803	197,935
Serco Group plc	21,111	197,800
Geberit AG	797	197,687
Nabtesco Corp.	9,500	197,595
Keikyu Corp.	23,000	197,570
Adecco S.A.	3,465	197,532
Obayashi Corp.	38,000	197,308
Bunzl plc	10,133	197,127
TNT Express N.V.	26,248	196,864
Meggitt plc	25,013	196,695
GEA Group AG	5,537	196,254
Vinci S.A.	3,909	196,175
MAN SE	1,794	195,921
Safran S.A.	3,749	195,807
Tobu Railway Company Ltd.	38,000	195,776
Capita plc	13,314	195,523
Smiths Group plc	9,831	195,439
ABB Ltd.	8,995	195,306
Mitsui OSK Lines Ltd.	50,000	195,090
Thales S.A.	4,177	195,054
SKF AB — Class B	8,319	194,879
Koninklijke Vopak N.V.	3,303	194,869
Makita Corp.	3,600	194,546
Brenntag AG	1,280	194,437
Ferrovial S.A.	12,158	194,338
Sumitomo Heavy Industries Ltd.	46,000	193,860
Deutsche Lufthansa AG	9,541	193,676
Koninklijke Philips N.V.	7,103	193,651
Fiat Industrial SpA	17,349	193,419
TOTO Ltd.	19,000	193,285
Assa Abloy AB — Class B	4,921	192,839
Kurita Water Industries Ltd.	9,090	192,550
Keio Corp.	28,000	192,529
Toshiba Corp.	40,000	192,368
Abertis Infraestructuras S.A.	11,025	192,301
Melrose Industries plc	50,649	191,980
Bouygues S.A.	7,516	191,850
SGS S.A.	89	191,170
Rolls-Royce Holdings plc	11,078	191,078
West Japan Railway Co.	4,500	191,007
Nippon Yusen K.K.	72,000	190,916
Rexel S.A.	8,470	190,513
Deutsche Post AG	7,656	190,291
Edenred	6,219	190,234
Atlantia SpA	11,661	190,189
BAE Systems plc	32,650	190,154
Legrand S.A.	4,089	189,693
IHI Corp.	50,000	189,545
Brambles Ltd.	22,180	189,439
Auckland International Airport Ltd.	82,248	189,310
Groupe Eurotunnel S.A.	24,871	189,191
Securitas AB — Class B	21,608	188,973
Randstad Holding N.V.	4,602	188,692
IMI plc	10,003	188,512
Cie de St.-Gobain	4,655	188,442
Mitsubishi Corp.	11,000	188,426
Babcock International Group plc	11,238	188,368
Siemens AG	1,860	187,997
Yangzijiang Shipbuilding Holdings Ltd.	287,060	187,966
Sulzer AG	1,175	187,953
ComfortDelGro Corporation Ltd.	129,830	187,949
Keppel Corporation Ltd.	22,850	187,477
Alfa Laval AB	9,172	187,371
Travis Perkins plc	8,453	187,073
Weir Group plc	5,718	186,991
Societe BIC S.A.	1,864	186,825
Noble Group Ltd.	243,980	186,704
Asciano Ltd.	40,619	186,464
Koninklijke Boskalis Westminster N.V.	5,110	186,341
Andritz AG	3,630	186,284
European Aeronautic Defence and
Space Company N.V.	3,480	186,015
Daikin Industries Ltd.	4,600	185,976
G4S plc	53,073	185,911
ACS Actividades de Construccion y
Servicios S.A.	7,018	185,898

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

International Consolidated Airlines
Group S.A.*	48,186	$185,656
Transurban Group	30,023	185,593
Schneider Electric S.A.	2,557	185,489
Sumitomo Electric Industries Ltd.	15,510	185,460
Odakyu Electric Railway Company Ltd.	19,000	185,431
Cobham plc	46,426	185,012
ANA Holdings, Inc.	89,000	184,847
Skanska AB — Class B	11,131	184,734
Mitsui & Company Ltd.	14,700	184,667
Intertek Group plc	4,136	183,822
Hopewell Holdings Ltd.	55,000	183,309
Hutchison Port Holdings Trust — Class U	249,000	183,015
Aggreko plc	7,329	182,932
THK Company Ltd.	8,700	182,886
Cathay Pacific Airways Ltd.	104,410	182,542
Vallourec S.A.	3,607	182,521
Wolseley plc	3,953	182,363
Experian plc	10,464	181,920
ALS Ltd.	20,758	181,850
Mitsubishi Logistics Corp.	13,000	181,529
Volvo AB — Class B	13,548	181,413
Wartsila Oyj Abp	4,160	181,020
Aurizon Holdings Ltd.	47,514	180,749
Toyota Tsusho Corp.	7,010	180,719
MTR Corporation Ltd.	48,920	180,390
Bureau Veritas S.A.	6,956	180,136
Hochtief AG	2,751	179,867
Sumitomo Corp.	14,410	179,716
Scania AB — Class B	8,966	179,553
Finmeccanica SpA	35,603	178,328
Amada Company Ltd.	27,000	178,303
Singapore Airlines Ltd.	22,280	178,230
Mitsubishi Electric Corp.	19,000	177,960
Prysmian SpA	9,495	177,355
Kone Oyj — Class B	2,230	177,210
NWS Holdings Ltd.	115,000	177,036
Furukawa Electric Company Ltd.	76,000	176,236
Asahi Glass Company Ltd.	27,000	175,853
ITOCHU Corp.	15,200	175,470
Sojitz Corp.	104,900	174,507
Marubeni Corp.	26,000	173,796
Sydney Airport	55,838	172,587
Alstom S.A.	5,257	172,165
Sandvik AB	14,347	171,574
Komatsu Ltd.	7,400	171,076
Japan Steel Works Ltd.	31,000	170,651
Metso Oyj	5,018	170,609
Mitsubishi Heavy Industries Ltd.	30,710	170,603
Seek Ltd.	20,471	169,788
Kawasaki Heavy Industries Ltd.	55,000	169,128
Invensys plc	26,662	167,286
Hitachi Construction Machinery
Company Ltd.	8,000	161,718
Qantas Airways Ltd.*	129,473	159,836
Leighton Holdings Ltd.	10,904	154,055
AP Moeller - Maersk A/S — Class B	19	136,078
Schindler Holding AG -
Participation Certificate	961	133,883
Atlas Copco AB — Class A	4,927	119,019
Atlas Copco AB — Class B	2,863	61,390
Schindler Holding AG	425	57,590
AP Moeller - Maersk A/S — Class A	8	53,945
Total Industrials		33,571,627
CONSUMER DISCRETIONARY - 13.5%
NGK Spark Plug Company Ltd.	12,000	240,278
Kabel Deutschland Holding AG	2,134	234,386
Sekisui House Ltd.	16,000	231,325
Koito Manufacturing Company Ltd.	12,000	229,269
Lagardere SCA	7,813	217,634
Denso Corp.	4,600	216,353
ITV plc	101,182	215,461
J Front Retailing Company Ltd.	27,000	215,325
Whitbread plc	4,617	214,540
Toho Company Ltd.	10,400	214,113
Jardine Cycle & Carriage Ltd.	6,360	213,293
Takashimaya Company Ltd.	21,000	212,784
Shimano, Inc.	2,500	212,230
Dentsu, Inc.	6,100	210,949
Kingfisher plc	40,251	209,995
Sankyo Company Ltd.	4,400	207,834
Sony Corp.	9,900	207,412
Pirelli & C. SpA	17,895	207,193
USS Company Ltd.	1,630	206,903
ABC-Mart, Inc.	5,300	206,795
Shimamura Company Ltd.	1,700	206,533
Sekisui Chemical Company Ltd.	19,420	206,173
Yamada Denki Company Ltd.	5,080	206,150
Cie Generale des Etablissements
Michelin — Class B	2,300	205,675
Carnival plc	5,901	205,452
JCDecaux S.A.	7,524	205,227
Don Quijote Company Ltd.	4,200	204,315
MGM China Holdings Ltd.	76,523	204,232
William Hill plc	30,444	204,119
Continental AG	1,524	203,531
Aisin Seiki Company Ltd.	5,300	202,788
British Sky Broadcasting Group plc	16,830	202,743
Stanley Electric Company Ltd.	10,400	202,579
Hakuhodo DY Holdings, Inc.	2,890	202,505
Fast Retailing Company Ltd.	600	202,349
Yamaha Corp.	17,610	201,871
Nitori Holdings Company Ltd.	2,500	201,643
GKN plc	43,937	201,357
Bridgestone Corp.	5,900	201,059
Oriental Land Company Ltd.	1,300	201,059
Accor S.A.	5,707	200,831
Marui Group Company Ltd.	20,100	200,422
Sega Sammy Holdings, Inc.	8,000	200,272
McDonald’s Holdings Company Japan Ltd.	7,210	199,904
Reed Elsevier N.V.	11,997	199,885
Rakuten, Inc.	16,888	199,724
Reed Elsevier plc	17,580	199,612
Isetan Mitsukoshi Holdings Ltd.	15,010	199,306

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

Toyota Motor Corp.	3,300	$199,294
TUI Travel plc	36,691	199,123
Hugo Boss AG	1,800	198,216
Sumitomo Rubber Industries Ltd.	12,120	198,202
Asics Corp.	12,510	198,147
Li & Fung Ltd.	144,040	197,970
Fuji Heavy Industries Ltd.	8,000	197,207
Next plc	2,844	197,127
Adidas AG	1,820	196,960
Namco Bandai Holdings, Inc.	12,120	196,735
Galaxy Entertainment Group Ltd.*	40,140	196,662
Toyota Industries Corp.	4,800	196,481
WPP plc	11,493	196,139
Telenet Group Holding N.V.	4,272	196,070
NHK Spring Company Ltd.	16,900	195,947
Publicis Groupe S.A.	2,748	195,660
Sanrio Company Ltd.	4,200	195,423
Echo Entertainment Group Ltd.	69,750	195,176
Inditex S.A.	1,581	195,174
SKYCITY Entertainment Group Ltd.	57,632	194,734
Luxottica Group SpA	3,839	194,086
Wolters Kluwer N.V.	9,172	194,066
Daimler AG — Class D	3,205	193,927
Sodexo	2,325	193,687
Axel Springer AG	4,534	193,429
Panasonic Corp.	24,010	192,932
Cie Financiere Richemont S.A.	2,181	192,908
Nokian Renkaat Oyj	4,732	192,852
SES S.A.	6,717	192,351
Compass Group plc	15,053	192,327
Toyota Boshoku Corp.	13,310	191,897
Pearson plc	10,770	191,663
Toyoda Gosei Company Ltd.	7,800	191,176
Benesse Holdings, Inc.	5,300	191,032
Yokohama Rubber Company Ltd.	19,000	190,987
Persimmon plc	10,623	190,825
InterContinental Hotels Group plc	6,933	190,553
Harvey Norman Holdings Ltd.	81,559	190,184
Honda Motor Company Ltd.	5,100	189,479
Mazda Motor Corp.	48,000	189,222
Singapore Press Holdings Ltd.	57,340	188,635
NOK Corp.	11,800	187,615
Flight Centre Ltd.	5,212	187,452
Fiat SpA	26,795	187,295
Hennes & Mauritz AB — Class B	5,690	187,000
OPAP S.A.	22,291	186,568
Sands China Ltd.	39,350	185,435
Kering	912	185,368
Eutelsat Communications S.A.	6,523	185,183
Shangri-La Asia Ltd.	106,270	183,601
Casio Computer Company Ltd.	20,810	183,374
Electrolux AB	7,255	183,261
Tatts Group Ltd.	63,158	183,083
Marks & Spencer Group plc	27,953	183,080
Husqvarna AB — Class B	34,502	182,071
LVMH Moet Hennessy Louis Vuitton S.A.	1,122	181,828
SJM Holdings Ltd.	74,630	181,474
Nissan Motor Company Ltd.	17,810	180,461
Burberry Group plc	8,772	180,123
Genting Singapore plc	172,330	179,458
Yue Yuen Industrial Holdings Ltd.	69,100	179,075
Wynn Macau Ltd.	65,760	178,050
Rinnai Corp.	2,500	177,950
Crown Ltd.	15,997	177,151
Christian Dior S.A.	1,088	175,610
Suzuki Motor Corp.	7,600	175,240
Renault S.A.	2,576	173,354
Nikon Corp.	7,400	172,643
Isuzu Motors Ltd.	25,000	171,145
Daihatsu Motor Company Ltd.	9,000	170,590
Mitsubishi Motors Corp.*	123,070	168,751
Tabcorp Holdings Ltd.	59,528	166,028
Bayerische Motoren Werke AG	1,896	165,797
Yamaha Motor Company Ltd.	12,100	156,763
Sharp Corp.	38,000	153,249
Swatch Group AG	276	151,059
Swatch Group AG/REG	387	36,463
Volkswagen AG	157	30,603
Total Consumer Discretionary		24,233,304
MATERIALS - 8.6%
Oji Holdings Corp.	55,000	221,808
Hitachi Metals Ltd.	19,000	213,783
Sika AG	81	209,745
Toyo Seikan Group Holdings Ltd.	13,610	209,532
Voestalpine AG	5,917	208,953
Taiheiyo Cement Corp.	65,000	207,743
Mitsubishi Materials Corp.	59,000	207,602
Maruichi Steel Tube Ltd.	8,080	206,348
Shin-Etsu Chemical Company Ltd.	3,100	205,657
Kaneka Corp.	31,000	204,718
Kansai Paint Company Ltd.	16,000	204,225
Johnson Matthey plc	5,084	203,144
Givaudan S.A.	157	202,605
Daicel Corp.	23,000	201,512
EMS-Chemie Holding AG	676	200,021
Nippon Steel & Sumitomo Metal Corp.	74,000	199,950
Nitto Denko Corp.	3,100	199,405
Mitsubishi Gas Chemical Company, Inc.	27,000	198,447
Koninklijke DSM N.V.	3,037	197,894
Air Water, Inc.	14,000	197,186
ThyssenKrupp AG	10,033	197,134
Air Liquide S.A.	1,586	195,853
Croda International plc	5,197	195,722
JFE Holdings, Inc.	8,900	195,345
Syngenta AG	497	194,462
Incitec Pivot Ltd.	73,984	193,493
Imerys S.A.	3,156	193,386
Yamato Kogyo Company Ltd.	6,280	192,164
Israel Corporation Ltd.*	319	192,063
Asahi Kasei Corp.	29,000	191,803
Fletcher Building Ltd.	29,298	191,407
CRH plc	9,427	190,810
Amcor Ltd.	20,552	190,570
JSR Corp.	9,400	190,113

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

Hitachi Chemical Company Ltd.	12,100	$189,457
Linde AG	1,010	188,459
Rio Tinto plc	4,612	188,177
Mitsubishi Chemical Holdings Corp.	40,010	187,979
Toray Industries, Inc.	29,000	187,710
Taiyo Nippon Sanso Corp.	27,000	186,470
Sumitomo Chemical Company Ltd.	59,000	185,593
BASF SE	2,058	183,847
Rexam plc	25,275	183,532
Kuraray Company Ltd.	13,030	182,868
Stora Enso Oyj — Class R	27,222	182,484
Arkema S.A.	1,979	181,684
Rio Tinto Ltd.	3,786	181,311
UPM-Kymmene Oyj	18,397	180,318
Teijin Ltd.	82,000	180,229
Yara International ASA	4,493	179,146
Solvay S.A.	1,365	178,920
Ube Industries Ltd.	96,000	178,091
James Hardie Industries plc	20,737	178,063
Israel Chemicals Ltd.	18,003	177,832
Holcim Ltd.	2,548	177,624
Akzo Nobel N.V.	3,150	177,601
Boral Ltd.	46,035	177,228
Alumina Ltd.	196,359	176,868
Mitsui Chemicals, Inc.	78,000	176,156
HeidelbergCement AG	2,619	176,145
K+S AG	4,761	176,032
Orica Ltd.	9,269	175,031
BHP Billiton plc	6,836	174,838
Norsk Hydro ASA	43,801	174,788
Daido Steel Company Ltd.	34,000	172,425
Lafarge S.A.	2,802	172,296
Boliden AB	13,880	172,095
ArcelorMittal	15,372	171,558
BHP Billiton Ltd.	5,941	170,426
Umicore S.A.	4,079	169,531
Antofagasta plc	13,946	168,531
Iluka Resources Ltd.	18,414	168,219
Sumitomo Metal Mining Company Ltd.	15,000	167,263
Glencore Xstrata plc	40,256	166,639
Randgold Resources Ltd.	2,670	165,897
Anglo American plc	8,579	165,134
Kobe Steel Ltd.	133,040	164,984
Lanxess AG	2,710	163,253
Fortescue Metals Group Ltd.	58,686	163,143
Fresnillo plc	12,116	162,542
Showa Denko K.K.	123,000	162,454
Vedanta Resources plc	10,292	159,519
Newcrest Mining Ltd.	14,101	127,271
Total Materials		15,362,264
CONSUMER STAPLES - 7.5%
MEIJI Holdings Company Ltd.	4,600	220,992
Aeon Company Ltd.	16,310	214,100
Kao Corp.	6,200	210,970
Toyo Suisan Kaisha Ltd.	6,140	204,285
Nisshin Seifun Group, Inc.	17,010	203,739
Colruyt S.A.	3,862	203,117
Yamazaki Baking Company Ltd.	17,280	202,966
Swedish Match AB	5,716	202,941
DE Master Blenders 1753 N.V.*	12,658	202,660
Asahi Group Holdings Ltd.	8,150	202,221
Shiseido Company Ltd.	13,500	201,033
Seven & I Holdings Company Ltd.	5,500	201,013
FamilyMart Company Ltd.	4,700	200,444
Nissin Foods Holdings Company Ltd.	4,940	199,971
Kikkoman Corp.	12,000	199,627
Calbee, Inc.	2,100	199,234
Kerry Group plc — Class A	3,609	199,182
Nippon Meat Packers, Inc.	13,000	198,830
Coca-Cola West Company Ltd.	11,200	198,740
Lawson, Inc.	2,600	198,437
Danone S.A.	2,634	197,691
Svenska Cellulosa AB — Class B	7,854	197,102
Aryzta AG	3,473	195,230
Ajinomoto Company, Inc.	13,280	194,946
Tate & Lyle plc	15,540	194,767
Golden Agri-Resources Ltd.	440,290	194,516
Nestle S.A.	2,965	194,452
Jeronimo Martins SGPS S.A.	9,227	194,449
Japan Tobacco, Inc.	5,499	194,324
Barry Callebaut AG	212	194,133
Reckitt Benckiser Group plc	2,734	193,245
Imperial Tobacco Group plc	5,548	192,317
Unicharm Corp.	3,380	191,176
Delhaize Group S.A.	3,086	190,764
L’Oreal S.A.	1,160	190,628
Diageo plc	6,655	190,302
Beiersdorf AG	2,181	190,208
Distribuidora Internacional de
Alimentacion S.A.	25,145	190,163
J Sainsbury plc	34,997	189,078
Unilever plc	4,666	188,925
WM Morrison Supermarkets plc	47,444	188,852
Unilever N.V.	4,791	188,678
Anheuser-Busch InBev N.V.	2,117	188,456
Orkla ASA	22,979	188,238
Kirin Holdings Company Ltd.	12,000	188,012
Woolworths Ltd.	6,253	187,610
Carrefour S.A.	6,806	187,193
Wilmar International Ltd.	75,280	187,076
Wesfarmers Ltd.	5,161	186,892
SABMiller plc	3,885	186,258
Associated British Foods plc	7,040	185,677
Coca-Cola Amatil Ltd.	15,973	185,649
Carlsberg A/S — Class B	2,066	184,958
British American Tobacco plc	3,598	184,264
Remy Cointreau S.A.	1,732	183,785
Heineken Holding N.V.	3,271	183,529
Metro AG	5,750	182,024
Kesko Oyj — Class B	6,536	181,723
Pernod-Ricard S.A.	1,628	180,526
Suedzucker AG	5,820	180,263
Koninklijke Ahold N.V.	12,101	180,117
Heineken N.V.	2,812	179,170

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

Olam International Ltd.	138,410	$179,077
Treasury Wine Estates Ltd.	33,575	178,690
Tesco plc	35,373	178,304
Yakult Honsha Company Ltd.	4,300	178,182
Casino Guichard Perrachon S.A.	1,883	176,400
Coca-Cola HBC AG	7,446	174,301
Metcash Ltd.	52,579	169,245
Lindt & Spruengli AG -
Participation Certificate	32	120,194
Lindt & Spruengli AG	2	87,147
Henkel AG & Company KGaA	918	71,994
Total Consumer Staples		13,505,402
INFORMATION TECHNOLOGY - 6.5%
Nomura Research Institute Ltd.	7,200	234,471
Otsuka Corp.	2,100	233,322
Nintendo Company Ltd.	1,900	224,126
Hirose Electric Company Ltd.	1,600	210,999
Yokogawa Electric Corp.	17,580	210,389
Amadeus IT Holding S.A. — Class A	6,517	208,298
Yahoo Japan Corp.	419	206,574
Trend Micro, Inc.	6,500	206,433
AtoS	2,778	206,185
Rohm Company Ltd.	5,100	205,677
Hamamatsu Photonics K.K.	5,680	205,301
Nokia Oyj	55,326	204,956
AAC Technologies Holdings, Inc.	35,881	202,628
Advantest Corp.	12,300	202,386
NTT Data Corp.	57	202,289
Ricoh Company Ltd.	17,000	202,249
Infineon Technologies AG	24,033	201,149
FUJIFILM Holdings Corp.	9,100	200,469
Hoya Corp.	9,700	200,386
Dassault Systemes S.A.	1,634	199,887
Shimadzu Corp.	24,640	198,243
NICE Systems Ltd.	5,443	197,824
Hitachi High-Technologies Corp.	8,200	197,673
Gemalto N.V.	2,182	197,566
United Internet AG	6,985	197,162
NEC Corp.	90,000	196,905
Capital Gemini S.A.	4,026	195,732
Oracle Corporation Japan	4,700	194,994
Yaskawa Electric Corp.	16,000	194,707
Itochu Techno-Solutions Corp.	4,700	194,520
Kyocera Corp.	1,910	194,495
ASM Pacific Technology Ltd.	17,600	193,903
Omron Corp.	6,500	193,457
STMicroelectronics N.V.	21,400	192,788
Konica Minolta, Inc.	25,510	192,640
Tokyo Electron Ltd.	3,800	192,327
SAP AG	2,616	191,573
Keyence Corp.	600	191,460
Murata Manufacturing Company Ltd.	2,500	190,301
ASML Holding N.V.	2,387	188,350
Telefonaktiebolaget LM
Ericsson — Class B	16,628	188,315
Nexon Company Ltd.	17,069	188,269
Hitachi Ltd.	29,000	186,248
Ibiden Company Ltd.	11,900	185,606
GungHo Online Entertainment, Inc.*	170	185,109
Dena Company Ltd.	9,300	182,653
Gree, Inc.	20,580	182,592
Fujitsu Ltd.	44,000	181,882
Brother Industries Ltd.	16,110	181,427
Mellanox Technologies Ltd.*	3,656	180,518
Sage Group plc	34,705	179,583
Hexagon AB — Class B	6,715	179,533
Canon, Inc.	5,500	179,387
Citizen Holdings Company Ltd.	32,110	179,351
Nippon Electric Glass Company Ltd.	36,000	175,309
TDK Corp.	5,000	172,657
Computershare Ltd.	18,333	172,173
Konami Corp.	8,010	169,996
ARM Holdings plc	13,497	163,105
Sumco Corp.	14,760	162,355
Gemalto N.V.	131	11,861
Elpida Memory, Inc.*,†††,1	50,900	513
Total Information Technology		11,643,236
HEALTH CARE - 6.1%
Elan Corporation plc*	16,190	226,649
Kyowa Hakko Kirin Company Ltd.	19,000	214,931
Taisho Pharmaceutical Holdings
Company Ltd.	3,000	212,934
M3, Inc.	94	211,153
Miraca Holdings, Inc.	4,580	210,564
Fresenius Medical Care AG & Co. KGaA	2,940	208,680
William Demant Holding A/S*	2,510	207,579
Celesio AG	9,535	207,269
QIAGEN N.V.*	10,541	207,116
Astellas Pharma, Inc.	3,800	206,503
Fresenius SE & Company KGaA	1,671	206,001
Shionogi & Company Ltd.	9,800	204,527
Sysmex Corp.	3,120	204,151
Getinge AB — Class B	6,695	203,457
Alfresa Holdings Corp.	3,800	203,438
Actelion Ltd.	3,360	202,395
Eisai Company Ltd.	4,960	202,281
Lonza Group AG	2,684	202,164
Suzuken Company Limited/Aichi Japan	6,000	202,047
Tsumura & Co.	6,800	200,466
Hisamitsu Pharmaceutical Company, Inc.	3,930	199,700
Otsuka Holdings Company Ltd.	6,030	199,105
Elekta AB — Class B	13,053	198,531
Teva Pharmaceutical Industries Ltd.	5,131	198,334
Mitsubishi Tanabe Pharma Corp.	15,300	198,221
Ono Pharmaceutical Company Ltd.	2,910	197,452
Roche Holding AG	787	195,790
Grifols S.A.	5,331	195,684
Bayer AG	1,834	195,587
Novartis AG	2,753	195,558
Ramsay Health Care Ltd.	5,971	195,530
Coloplast A/S — Class B	3,473	194,734
Takeda Pharmaceutical Company Ltd.	4,300	194,223
Sonic Healthcare Ltd.	14,335	194,140
Sonova Holding AG	1,828	193,906

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

Chugai Pharmaceutical Company Ltd.	9,300	$192,779
UCB S.A.	3,577	192,690
Medipal Holdings Corp.	14,210	192,552
CSL Ltd.	3,418	192,474
Olympus Corp.	6,330	192,418
Daiichi Sankyo Company Ltd.	11,500	192,005
GlaxoSmithKline plc	7,644	191,609
Smith & Nephew plc	17,125	191,450
Shire plc	6,034	191,267
Terumo Corp.	3,840	191,061
Merck KGaA	1,250	190,449
Sanofi	1,837	190,383
Novo Nordisk A/S — Class B	1,211	188,721
Santen Pharmaceutical Company Ltd.	4,380	188,563
Essilor International S.A.	1,769	188,217
Novozymes A/S — Class B	5,733	183,488
AstraZeneca plc	3,820	180,992
Orion Oyj — Class B	7,656	179,578
Dainippon Sumitomo Pharma
Company Ltd.	13,410	177,250
Cochlear Ltd.	3,116	175,839
Total Health Care		10,854,585
UTILITIES - 4.7%
Chugoku Electric Power Company, Inc.	13,810	216,929
Hokuriku Electric Power Co.	13,600	213,629
Kansai Electric Power Company, Inc.	15,200	208,265
Kyushu Electric Power Company, Inc.	13,610	205,279
Chubu Electric Power Company, Inc.	14,410	204,269
Electricite de France S.A.	8,736	202,807
Shikoku Electric Power Company, Inc.	11,200	202,240
Red Electrica Corporation S.A.	3,673	201,997
Suez Environnement Co.	15,585	201,322
Tohoku Electric Power Company, Inc.	15,910	198,745
EDP - Energias de Portugal S.A.	61,230	197,259
Hokkaido Electric Power Company, Inc.	14,400	196,868
Enagas S.A.	7,907	195,397
SSE plc	8,409	194,797
Osaka Gas Company Ltd.	46,000	194,324
Fortum Oyj	10,351	194,018
Cheung Kong Infrastructure Holdings Ltd.	29,080	193,841
Enel Green Power SpA	92,935	192,947
Snam SpA	42,324	192,820
E.ON SE	11,684	191,780
AGL Energy Ltd.	14,417	190,900
Iberdrola S.A.	36,157	190,892
Centrica plc	34,850	190,881
Electric Power Development Company Ltd.	6,100	190,654
Gas Natural SDG S.A.	9,454	190,618
Terna Rete Elettrica Nazionale SpA	45,370	188,508
Tokyo Gas Company Ltd.	34,000	187,851
SP AusNet	174,817	187,838
National Grid plc	16,554	187,710
GDF Suez	9,575	187,512
CLP Holdings Ltd.	23,140	187,213
Contact Energy Ltd.	47,123	186,980
Toho Gas Company Ltd.	36,000	186,198
Hong Kong & China Gas Company Ltd.	75,702	185,057
Veolia Environnement S.A.	16,156	183,820
Power Assets Holdings Ltd.	21,100	181,999
United Utilities Group plc	17,476	181,684
Verbund AG	9,535	181,081
APA Group	32,068	175,655
RWE AG	5,325	169,956
Acciona S.A.	3,159	166,739
Severn Trent plc	6,483	163,986
Enel SpA	51,891	162,782
Tokyo Electric Power Company, Inc.	30,220	156,302
Total Utilities		8,362,349
ENERGY - 3.8%
Delek Group Ltd.	774	201,087
Showa Shell Sekiyu K.K.	24,000	197,449
Seadrill Ltd.	4,861	196,220
Whitehaven Coal Ltd.	92,895	195,381
Tullow Oil plc	12,823	195,041
AMEC plc	12,760	194,859
Neste Oil Oyj	13,236	193,651
BP plc	27,632	191,317
Fugro N.V.	3,528	191,267
Total S.A.	3,903	190,540
Tenaris S.A.	9,384	188,230
Cosmo Oil Company Ltd.	102,000	188,194
Inpex Corp.	45	187,831
OMV AG	4,147	187,310
TonenGeneral Sekiyu K.K.	19,280	186,803
JX Holdings, Inc.	38,510	186,755
Transocean Ltd.	3,877	186,583
Lundin Petroleum AB*	9,354	185,509
Japan Petroleum Exploration Co.	4,570	185,454
BG Group plc	10,900	185,438
WorleyParsons Ltd.	10,337	184,233
Santos Ltd.	16,046	183,857
Galp Energia SGPS S.A. — Class B	12,334	182,622
Statoil ASA	8,830	182,141
Woodside Petroleum Ltd.	5,675	181,685
Aker Solutions ASA	13,334	181,426
Repsol S.A.	8,481	178,948
Origin Energy Ltd.	15,540	178,627
Technip S.A.	1,754	178,105
Idemitsu Kosan Company Ltd.	2,300	176,932
Eni SpA	8,498	174,551
CGG*	7,854	173,693
Petrofac Ltd.	9,491	172,800
Subsea 7 S.A.	9,133	160,125
Caltex Australia Ltd.	9,248	152,646
Saipem SpA	7,255	117,950
Royal Dutch Shell plc — Class A	3,452	110,262
Royal Dutch Shell plc — Class B	2,391	79,136
Total Energy		6,764,658
TELECOMMUNICATION SERVICES - 3.7%
Softbank Corp.	3,800	221,828
KDDI Corp.	4,200	218,501
Ziggo N.V.	5,450	218,143
Inmarsat plc	20,926	214,209

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

	Shares	Value

Bezeq The Israeli Telecommunication
Corporation Ltd.	155,505	$207,772
NTT DOCOMO, Inc.	132	205,083
BT Group plc	43,202	203,180
Swisscom AG	461	201,850
Koninklijke KPN N.V.	96,551	200,705
Singapore Telecommunications Ltd.	67,060	199,450
Elisa Oyj	10,200	199,287
Deutsche Telekom AG	17,057	199,022
Telefonica Deutschland Holding AG	27,386	198,199
StarHub Ltd.	59,980	197,793
Iliad S.A.	914	197,671
Nippon Telegraph & Telephone Corp.	3,800	196,925
TDC A/S	24,250	196,530
Vodafone Group plc	68,381	195,382
Belgacom S.A.	8,594	192,799
PCCW Ltd.	408,210	191,051
Telecom Corporation of
New Zealand Ltd.	108,874	189,845
TeliaSonera AB	29,082	189,636
Vivendi S.A.	9,958	188,596
Tele2 AB — Class B	15,908	186,803
HKT Trust / HKT Ltd.	193,095	185,227
Hellenic Telecommunications
Organization S.A.	23,662	184,799
Telenor ASA	9,291	184,156
Telstra Corporation Ltd.	42,192	184,039
Telefonica S.A.	14,111	180,830
Telekom Austria AG	28,363	179,574
Orange S.A.	18,871	178,528
Millicom International Cellular S.A.	2,425	174,689
Portugal Telecom SGPS S.A.	44,007	171,274
Telecom Italia SpA	160,784	111,759
Telecom Italia Sp-Savings Shares	96,287	53,517
Total Telecommunication Services		6,598,652
Total Common Stocks
(Cost $165,006,134)		170,455,145
PREFERRED STOCKS† - 0.5%
ProSiebenSat.1 Media AG	4,989	214,431
Porsche Automobil Holding SE	2,453	189,918
Fuchs Petrolub AG	2,362	188,007
Volkswagen AG	769	155,702
Henkel AG & Company KGaA	1,258	118,308
Bayerische Motoren Werke AG	308	21,060
RWE AG	425	13,139
Total Preferred Stocks
(Cost $687,081)		900,565
RIGHTS†† - 0.0%
Groupe Fnac
Expires 09/30/13	912	2,378
Total Rights
(Cost $2,306)		2,378
EXCHANGE TRADED FUNDS† - 3.4%
Vanguard FTSE Developed Markets ETF	129,752	4,620,469
iShares MSCI Japan ETF	105,932	1,188,557
iShares MSCI Hong Kong ETF	6,405	117,276
iShares MSCI Singapore ETF	8,637	110,467
Total Exchange Traded Funds
(Cost $6,229,868)		6,036,769
Total Investments - 99.2%
(Cost $171,925,389)		$177,394,857
Other Assets & Liabilities, net - 0.8%		1,505,644
Total Net Assets - 100.0%		$178,900,501

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $171,925,389)	$177,394,857
Foreign currency, at value
(cost $633,264)	627,082
Prepaid expenses	419
Receivables:
Securities sold	1,754,197
Dividends	318,483
Foreign taxes reclaim	181,411
Fund shares sold	2,868
Total assets	180,279,317
Liabilities:
Overdraft due to custodian bank	815,616
Payable for:
Securities purchased	237,003
Management fees	105,380
Fund shares redeemed	41,001
Fund accounting/administration fees	22,581
Transfer agent/maintenance fees	4,259
Directors’ fees*	4,093
Miscellaneous	148,883
Total liabilities	1,378,816
Net assets	$178,900,501
Net assets consist of:
Paid in capital	$244,928,971
Undistributed net investment income	10,561,247
Accumulated net realized loss on investments	(82,041,299)
Net unrealized appreciation on investments and foreign currency	5,451,582
Net assets	$178,900,501
Capital shares outstanding	16,997,637
Net asset value per share	$10.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $459,277)	$3,480,133
Total investment income	3,480,133

Expenses:
Management fees	652,581
Transfer agent/maintenance fees	12,925
Fund accounting/administration fees	139,839
Custodian fees	111,874
Pricing service expense	59,021
Directors’ fees*	6,605
Miscellaneous	105,376
Total expenses	1,088,221
Net investment income	2,391,912

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	880,798
Foreign currency	(53,668)
Net realized gain	827,130
Net change in unrealized appreciation (depreciation) on:
Investments	5,476,809
Foreign currency	(15,017)
Net change in unrealized appreciation (depreciation)	5,461,792
Net realized and unrealized gain	6,288,922
Net increase in net assets resulting from operations	$8,680,834

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$2,391,912	$3,712,163
Net realized gain (loss) on investments	827,130	(14,531,759)
Net change in unrealized appreciation (depreciation) on investments	5,461,792	39,101,676
Net increase in net assets resulting from operations	8,680,834	28,282,080

Capital share transactions:
Proceeds from sale of shares	3,628,011	9,335,815
Cost of shares redeemed	(18,641,094)	(38,131,911)
Net decrease from capital share transactions	(15,013,083)	(28,796,096)
Net decrease in net assets	(6,332,249)	(514,016)

Net assets:
Beginning of period	185,232,750	185,746,766
End of period	$178,900,501	$185,232,750
Undistributed net investment income at end of period	$10,561,247	$8,169,335

Capital share activity:
Shares sold	338,618	1,002,338
Shares redeemed	(1,760,035)	(4,113,445)
Net decrease in shares	(1,421,417)	(3,111,107)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008[f]
Per Share Data
Net asset value, beginning of period	$10.06	$8.63	$10.25	$8.86	$7.40	$12.01
Income (loss) from investment operations:
Net investment income[b]	.13	.19	.12	.04	.09	.11
Net gain (loss) on investments
(realized and unrealized)	.34	1.24	(1.74)	1.35	1.37	(4.72)
Total from investment operations	.47	1.43	(1.62)	1.39	1.46	(4.61)
Net asset value, end of period	$10.53	$10.06	$8.63	$10.25	$8.86	$7.40

Total Return[c]	4.67%	16.57%	(15.80%)	15.69%	19.73%	(38.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$178,901	$185,233	$185,747	$269,645	$270,081	$275,965
Ratios to average net assets:
Net investment income	2.57%	2.03%	1.23%	0.49%	1.12%	1.09%
Total expenses[d]	1.17%	1.17%	1.21%	1.26%	1.27%	1.26%
Net expenses[e]	1.17%	1.17%	1.21%	1.26%	1.27%	1.25%
Portfolio turnover rate	18%	36%	171%	283%	317%	302%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Security Investors, LLC (“SI”) became the sub-advisor of Series D effective May 1, 2008. Prior to May 1, 2008, Oppenheimer sub-advised 50% of Series D and SI sub-advised 50%.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

SERIES E (TOTAL RETURN BOND SERIES)

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:  April 26, 1985

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

Rating

Fixed Income Instruments
BBB	16.0%
BBB+	9.7%
AAA	9.1%
BBB-	8.9%
A-	7.1%
A	6.7%
AA-	3.8%
Other	25.5%
Other Instruments
Short Term Investments	11.8%
Preferred Stocks	1.4%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value

PREFERRED STOCKS - 1.5%
Aspen Insurance Holdings Ltd.
5.95%†,1,2	40,000	$1,020,000
Woodbourne Capital Trust I
0.00%*,†††,1,2,3,4,8	300,000	170,169
Woodbourne Capital Trust II
0.00%*,†††,1,2,3,4,8	300,000	170,169
Woodbourne Capital Trust IV
0.00%*,†††,1,2,3,4,8	300,000	170,169
Woodbourne Capital Trust III
0.00%*,†††,1,2,3,4,8	300,000	170,169
Total Preferred Stocks
(Cost $2,205,796)		1,700,676
SHORT TERM INVESTMENTS†† - 12.8%
Dreyfus Treasury Prime Cash
Management Fund	14,136,575	14,136,575
Total Short Term Investments
(Cost $14,136,575)		14,136,575

	Face
	Amount
CORPORATE BONDS†† - 46.1%
FINANCIALS - 22.8%
Infinity Property & Casualty Corp.
5.00% due 09/19/22	$1,550,000	1,535,433
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	1,500,000	1,474,635
Prudential Financial, Inc.
5.63% due 06/15/43[1]	1,500,000	1,470,000
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	1,500,000	1,428,750
Deutsche Bank AG
4.30% due 05/24/28[1]	1,250,000	1,154,175
Macquarie Group Ltd.
6.25% due 01/14/214	750,000	797,185
7.63% due 08/13/194	300,000	347,916
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,100,000	1,087,984
EPR Properties
5.25% due 07/15/23	1,000,000	971,214
5.75% due 08/15/22	100,000	101,188
First American Financial Corp.
4.30% due 02/01/23	1,100,000	1,058,272
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	1,100,000	1,025,750
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	1,080,000	1,015,200
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	750,000	716,250
7.13% due 12/15/49[1,2]	230,000	259,900
Wilton Re Finance LLC
5.88% due 03/30/33[1,4]	1,000,000	970,704
Hospitality Properties Trust
4.50% due 06/15/23	900,000	869,243
5.00% due 08/15/22	100,000	99,790
Caribbean Development Bank
4.38% due 11/09/27[4]	970,000	959,434
American Tower Trust I
3.07% due 03/15/23[4]	1,000,000	955,135
Jefferies Group LLC
5.13% due 01/20/23	900,000	893,060
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	870,000	822,150
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	700,000	686,891
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	700,000	640,512
ING US, Inc.
5.50% due 07/15/22[4]	600,000	638,249
Carlyle Holdings Finance LLC
3.88% due 02/01/23[4]	600,000	580,673
Nuveen Investments, Inc.
9.13% due 10/15/17[4]	565,000	566,413
National Rural Utilities Cooperative
Finance Corp.
4.75% due 04/30/43[1]	500,000	486,250
Lexington Realty Trust
4.25% due 06/15/23[4]	500,000	479,260
CNO Financial Group, Inc.
6.38% due 10/01/20[4]	450,000	478,125
Residential Capital LLC
6.50% due 06/01/12[5]	650,000	221,000
StanCorp Financial Group, Inc.
5.00% due 08/15/22	150,000	150,994
Morgan Stanley
4.10% due 05/22/23	100,000	92,392
Total Financials		25,034,127
CONSUMER DISCRETIONARY - 6.5%
Expedia, Inc.
5.95% due 08/15/20	1,260,000	1,337,190
Sabre, Inc.
8.50% due 05/15/19[4]	1,000,000	1,065,000
US Airways 2013-1 Class A
Pass Through Trust
3.95% due 11/15/25	1,000,000	962,500
AmeriGas Finance LLC /
AmeriGas Finance Corp.
7.00% due 05/20/22	745,000	761,763
WMG Acquisition Corp.
11.50% due 10/01/18	655,000	749,975
Hawaiian Airlines 2013-1 Class A
Pass Through Certificates
3.90% due 01/15/26	700,000	668,500
Wynn Las Vegas LLC /
Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[4]	550,000	508,750
QVC, Inc.
4.38% due 03/15/23[4]	400,000	373,108
Caesars Entertainment Operating
Company, Inc.
9.00% due 02/15/20[4]	350,000	333,375

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES E (TOTAL RETURN BOND SERIES)

	Face
	Amount	Value

GRD Holdings III Corp.
10.75% due 06/01/19[4]	$250,000	$267,500
Stanadyne Corp.
10.00% due 08/15/14	180,000	166,500
Total Consumer Discretionary		7,194,161
MATERIALS - 5.7%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	1,100,000	948,385
4.45% due 11/15/21[4]	500,000	448,707
Goldcorp, Inc.
3.70% due 03/15/23	1,500,000	1,328,289
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23[4]	1,100,000	995,601
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,050,000	928,456
IAMGOLD Corp.
6.75% due 10/01/20[4]	720,000	608,400
Barrick Gold Corp.
4.10% due 05/01/23[4]	625,000	522,160
APERAM
7.75% due 04/01/18[4]	510,000	484,500
Total Materials		6,264,498
ENERGY - 3.9%
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	1,100,000	1,135,750
Eagle Rock Energy Partners
Limited Partnership / Eagle Rock
Energy Finance Corp.
8.38% due 06/01/19	1,000,000	1,017,500
BreitBurn Energy Partners
Limited Partnership / BreitBurn
Finance Corp.
7.88% due 04/15/22	550,000	561,000
Midstates Petroleum Company
Incorporated / Midstates
Petroleum Co LLC
10.75% due 10/01/20[4]	500,000	502,500
SESI LLC
7.13% due 12/15/21	250,000	270,000
Hiland Partners Limited
Partnership / Hiland Partners
Finance Corp.
7.25% due 10/01/20[4]	250,000	257,500
Penn Virginia Resource Partners
Limited Partnership / Penn Virginia
Resource Finance Corp.
8.25% due 04/15/18	200,000	208,500
Penn Virginia Resource Partners
Limited Partnership / Penn Virginia
Resource Finance Corporation II
8.38% due 06/01/20	150,000	158,250
Crestwood Midstream Partners
Limited Partnership / Crestwood
Midstream Finance Corp.
7.75% due 04/01/19	110,000	113,300
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4]	90,000	91,350
Total Energy		4,315,650
INDUSTRIALS - 3.2%
Penske Truck Leasing Company Lp /
PTL Finance Corp.
4.88% due 07/11/22[4]	1,300,000	1,345,733
4.25% due 01/17/23[4]	250,000	247,134
Dun & Bradstreet Corp.
4.38% due 12/01/22	770,000	743,825
Chicago Bridge & Iron Co.
5.15% due 12/27/22	750,000	719,363
SBM Baleia Azul Sarl
5.50% due 09/15/27	494,600	477,042
Total Industrials		3,533,097
INFORMATION TECHNOLOGY - 2.8%
Computer Sciences Corp.
4.45% due 09/15/22	1,950,000	1,925,518
First Data Corp.
6.75% due 11/01/20[4]	750,000	763,125
8.75% due 01/15/22[4]	250,000	256,875
VeriSign, Inc.
4.63% due 05/01/23[4]	200,000	194,000
Total Information Technology		3,139,518
TELECOMMUNICATION SERVICES - 1.2%
Univision Communications, Inc.
6.75% due 09/15/22[4]	600,000	630,000
Avaya, Inc.
7.00% due 04/01/19[4]	600,000	541,500
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	120,000	133,200
Total Telecommunication Services		1,304,700
Total Corporate Bonds
(Cost $53,136,816)		50,785,751
ASSET BACKED SECURITIES†† - 32.0%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	2,186,099	2,175,168
KKR Financial CLO 2007-1 Corp.
2007-1A, 1.73% due 05/15/21[1,4]	1,250,000	1,191,435
2007-1A, 2.53% due 05/15/21[1,4]	1,000,000	921,981
Argent Securities Incorporated
Asset-Backed Pass-Through
Certificates Series 2005-W3,
0.53% due 11/25/35[1]	1,982,235	1,815,954
Northwoods Capital Viii Ltd.
2007-8A, 2.28% due 07/28/22[1,4]	1,750,000	1,646,610
West Coast Funding Ltd.
2006-1A, 0.41% due 11/02/41[1,4]	1,692,043	1,617,457
Emporia Preferred Funding,
1.23% due 10/18/18	1,800,000	1,592,635
T2 Income Fund CLO Ltd.
2007-1A, 1.78% due 07/15/19[1,4]	1,450,000	1,342,064
Garanti Diversified Payment
Rights Finance Co.
2007-A, 0.47% due 07/09/17	1,360,000	1,283,799

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES E (TOTAL RETURN BOND SERIES)

	Face
	Amount	Value

Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.47% due 11/25/52[1,4]	$1,295,410	$1,195,586
Gleneagles CLO Ltd.
2005-1A, 0.82% due 11/01/17[1,4]	1,250,000	1,159,574
Aberdeen Loan Funding Ltd.
2008-1A, 1.92% due 11/01/18[1,4]	1,200,000	1,142,136
Grayson CLO Ltd.
2006-1A, 0.68% due 11/01/21[1,4]	1,250,000	1,109,658
Battalion CLO II Ltd.
2012-2A, 4.28% due 11/15/19[1,4]	1,100,000	1,100,154
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.67% due 01/15/23[1,4]	1,000,000	1,004,510
Telos CLO Ltd.
2013-3A, 3.38% due 01/17/24[1,4]	1,000,000	982,216
Telos Clo 2007-2 Ltd.
2007-2A, 2.48% due 04/15/22[1,4]	1,100,000	977,649
Knightsbridge CLO
2007-1A, 3.03% due 01/11/22[1,4]	1,000,000	970,320
N-Star Real Estate CDO IX Ltd.,
0.52% due 02/01/41	1,020,799	925,467
Drug Royalty II Limited
Partnership 1 2012-1,
4.28% due 01/15/25[1,4]	896,731	912,388
Citigroup Commercial
Mortgage Trust 2013-375P,
3.63% due 05/10/35	1,000,000	901,573
Rockwall CDO II Ltd.
2007-1A, 0.82% due 08/01/24[1,4]	900,000	811,764
CGRBS Commercial
Mortgage Trust 13-VNO5,
3.70% due 03/15/35	900,000	795,628
KKR Financial CLO 2007-A Corp.
2007-AA, 2.93% due 10/15/17[1,4]	750,000	770,108
MCF CLO LLC,
3.95% due 06/02/13	750,000	749,805
ICE EM CLO
2007-1A, 1.06% due 08/15/22[1,4]	750,000	700,470
Newstar Trust
2012-2A, 3.56% due 01/20/23[1,4]	500,000	499,930
Structured Asset Securities Corporation
Mortgage Loan Trust 2006-OPT1,
0.45% due 04/25/36[1]	600,000	499,604
Latitude CLO II Corp.
2006-2A, 1.07% due 12/15/18[1,4]	500,000	478,895
Golub Capital Partners Fundings Ltd.
2007-1A, 1.02% due 03/15/22[1,4]	500,000	471,230
Newcastle CDO Ltd.,
0.45% due 05/25/52	427,402	415,132
Acis CLO 2013-1 Ltd.
2013-1A, 3.28% due 04/18/24[1,4]	400,000	396,364
N-Star REL CDO VIII Ltd.
2006-8A, 0.55% due 02/01/41[1,4]	500,000	383,165
Eastland CLO Ltd.
2007-1A, 0.67% due 05/01/22[1,4]	400,000	352,312
Cerberus Offshore Levered I, LP
2012-1A, 5.03% due 11/30/18[1,4]	350,000	351,131
Northwoods Capital Vii Ltd.
2006-7A, 1.83% due 10/22/21[1,4]	350,000	316,306
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/21[1,4]	300,000	277,107
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.28% due 01/15/22[1,4]	250,000	253,855
Carlyle Global Market
Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[4]	250,000	217,825
GSAA Home Equity Trust 2007-7,
0.46% due 07/25/37[1]	245,951	203,002
New Century Home Equity
Loan Trust Series 2005-1,
0.67% due 03/25/35[1]	200,000	169,020
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,4]	165,285	161,270
Credit-Based Asset Servicing and
Securitization LLC
2005-CB5, 0.45% due 08/25/35[1]	97,422	96,520
First Frankin Mortgage
Loan Trust 2006-FF1,
0.53% due 01/25/36[1]	50,000	42,094
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[4]	5,625	5,621
Total Asset Backed Securities
(Cost $34,909,163)		35,386,492

SENIOR FLOATING RATE INTERESTS†† - 5.5%
CONSUMER DISCRETIONARY - 1.9%
Landry’s, Inc.
4.75% due 04/24/18	698,237	699,402
Travelport Holdings Ltd.
6.25% due 06/21/19	500,000	493,750
Ollies Bargain Outlet
5.25% due 09/28/19	447,751	444,392
Party City Holdings, Inc.
4.25% due 07/27/19	348,250	345,277
Emerald Expositions
5.50% due 06/12/20	100,000	99,500
Total Consumer Discretionary		2,082,321
TELECOMMUNICATION SERVICES - 1.7%
Cablevision Systems
2.70% due 04/15/20	1,250,000	1,234,375
Asurion Corp.
4.50% due 05/24/19	473,813	468,956
Charter Communications Operating
due 04/10/20[6]	150,000	148,008
Total Telecommunication Services		1,851,339
INDUSTRIALS - 1.3%
ServiceMaster Co.
4.25% due 01/31/17	997,500	984,203
AABS Ltd.
4.88% due 01/12/38	486,979	494,893
Total Industrials		1,479,096

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES E (TOTAL RETURN BOND SERIES)

	Face
	Amount	Value

FINANCIALS - 0.3%
National Financial Partners
due 06/19/20[6]	$200,000	$198,584
American Stock Transfer & Trust
due 06/11/20[6]	100,000	98,875
Total Financials		297,459
INFORMATION TECHNOLOGY - 0.2%
Nusil Corp.
5.25% due 04/07/17	248,638	248,222
CONSUMER STAPLES - 0.1%
CTI Foods Holding Co. LLC
due 06/12/20[6]	100,000	99,250
Total Senior Floating Rate Interests
(Cost $6,070,266)		6,057,687
U.S. GOVERNMENT SECURITIES† - 5.4%
U.S. Treasury Bill
0.00% due 07/05/13	6,000,000	5,999,994
Total U.S. Government Securities
(Cost $5,999,997)		5,999,994
MORTGAGE BACKED SECURITIES†† - 5.4%
COMM 2006-FL12 Mortgage Trust
0.32% due 12/15/20[1,4]	806,660	788,521
0.48% due 12/15/20[1,4]	492,963	462,159
0.42% due 12/15/20[1,4]	328,604	309,714
0.53% due 12/15/20[1,4]	164,321	153,642
Fannie Mae[7]
2013-28, 3.00% due 04/25/43	975,660	872,561
2013-17, 2.50% due 03/25/43	381,005	365,191
2013-34, 3.00% due 04/25/43	377,993	342,782
1990-68, 6.95% due 07/25/20	1,177	1,297
1990-103, 7.50% due 09/25/20	327	358
VNO 2012-6AVE Mortgage Trust
2012-6AVE, 3.45% due 11/15/30[1,4]	1,100,000	951,697
Freddie Mac[7]
2013-4184, 3.00% due 03/15/43	419,940	376,315
2013-4180, 3.00% due 03/15/43	374,216	329,309
3.00% due 06/01/43	100,000	91,500
1990-188, 7.00% due 09/15/21	533	592
Sequoia Mortgage Trust
2013-7, 2.50% due 06/25/43[1]	648,655	603,556
T2 Income Fund CLO Ltd.
2007-1X, 1.78% due 07/15/19[1]	250,000	231,390
JP Morgan Mortgage Trust 2006-A3,
2.86% due 04/25/36[1]	86,165	71,543
Ginnie Mae
#518436, 7.25% due 09/15/29	9,867	11,594
Total Mortgage Backed Securities
(Cost $6,255,826)		5,963,721
Total Investments - 108.7%
(Cost $122,714,439)		$120,030,896
Other Assets & Liabilities, net - (8.7)%		(9,590,298)
Total Net Assets - 100.0%		$110,440,598

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Illiquid security.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $49,177,227 (cost $49,801,962), or 44.5% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Security with no rate was unsettled at June 30, 2013.
[7]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[8]	Security was acquired through private placement.

plc — Public Limited Company

REIT — Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $122,714,439)	$120,030,896
Prepaid expenses	7,942
Receivables:
Securities sold	8,417,157
Interest	932,448
Fund shares sold	22,598
Investment advisor	19,632
Dividends	9,751
Total assets	129,440,424
Liabilities:
Reverse Repurchase Agreements	12,171,048
Due to custodian bank	4,548,314
Payable for:
Securities purchased	2,053,573
Fund shares redeemed	88,652
Management fees	68,141
Fund accounting/administration fees	8,631
Transfer agent/maintenance fees	4,310
Directors’ fees*	2,215
Miscellaneous	54,942
Total liabilities	18,999,826
Net assets	$110,440,598
Net assets consist of:
Paid in capital	$116,507,489
Undistributed net investment income	4,428,351
Accumulated net realized loss on investments	(7,811,699)
Net unrealized depreciation on investments	(2,683,543)
Net assets	$110,440,598
Capital shares outstanding	7,699,814
Net asset value per share	$14.34

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Interest	$2,402,544
Dividends	27,410
Total investment income	2,429,954

Expenses:
Management fees	423,162
Transfer agent/maintenance fees	12,887
Fund accounting/administration fees	53,600
Custodian fees	15,428
Directors’ fees*	5,954
Interest expense	4,380
Miscellaneous	52,750
Total expenses	568,161
Less:
Expenses waived by Advisor	(94,221)
Net expenses	473,940
Net investment income	1,956,014

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,757,042
Net realized gain	4,757,042
Net change in unrealized appreciation (depreciation) on:
Investments	(7,341,435)
Net change in unrealized appreciation (depreciation)	(7,341,435)
Net realized and unrealized loss	(2,584,393)
Net decrease in net assets resulting from operations	$(628,379)

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,956,014	$3,240,411
Net realized gain on investments	4,757,042	3,617,000
Net change in unrealized appreciation (depreciation) on investments	(7,341,435)	(279,472)
Net increase (decrease) in net assets resulting from operations	(628,379)	6,577,939

Capital share transactions:
Proceeds from sale of shares	19,278,719	21,460,693
Cost of shares redeemed	(21,001,219)	(38,822,059)
Net decrease from capital share transactions	(1,722,500)	(17,361,366)
Net decrease in net assets	(2,350,879)	(10,783,427)

Net assets:
Beginning of period	112,791,477	123,574,904
End of period	$110,440,598	$112,791,477
Undistributed net investment income at end of period	$4,428,351	$2,472,337

Capital share activity:
Shares sold	1,323,804	1,532,362
Shares redeemed	(1,430,729)	(2,778,441)
Net decrease in shares	(106,925)	(1,246,079)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$14.45	$13.65	$12.98	$12.24	$11.29	$12.36
Income (loss) from investment operations:
Net investment income[b]	.25	.38	.34	.35	.37	.58
Net gain (loss) on investments
(realized and unrealized)	(.36)	.42	.33	.39	.58	(1.65)
Total from investment operations	(.11)	.80	.67	.74	.95	(1.07)
Net asset value, end of period	$14.34	$14.45	$13.65	$12.98	$12.24	$11.29

Total Return[c]	(0.62%)	5.86%	5.16%	6.05%	8.41%	(8.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110,441	$112,791	$123,575	$127,091	$130,569	$99,070
Ratios to average net assets:
Net investment income	3.47%	2.75%	2.57%	2.72%	3.08%	4.80%
Total expenses	1.01%	0.94%	0.92%	0.92%	0.92%	0.93%
Net expenses[d]	0.84%	0.81%	0.81%	0.79%	0.77%	0.78%
Portfolio turnover rate	75%	79%	49%	38%	76%	34%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Net expense information reflects the expense ratios after expense waivers and may include interest expense. Excluding interest expense, the operating expense ratio for the period ended would be:

06/30/13

  0.81%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

SERIES F (FLOATING RATE STRATEGIES SERIES)

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:  April 24, 2013

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

Rating

Fixed Income Instruments
B+	19.2%
AAA	15.8%
BB-	11.2%
B	7.4%
B-	3.4%
CCC	2.3%
BB+	1.8%
Other	5.1%
Other Instruments
Short Term Investments	33.3%
Preferred Stocks	0.5%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value

PREFERRED STOCKS† - 0.7%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	10,000	$255,000
Total Preferred Stocks
(Cost $250,000)		255,000
SHORT TERM INVESTMENTS†† - 40.0%
Federated U.S. Treasury
Cash Reserve Fund	15,803,742	15,803,742
Total Short Term Investments
(Cost $15,803,742)		15,803,742

	Face
	Amount
SENIOR FLOATING RATE INTERESTS†† - 50.7%
CONSUMER DISCRETIONARY - 13.5%
Travelport Holdings Ltd.
6.25% due 06/21/19	$1,100,000	1,086,250
Endurance International Group, Inc.
6.25% due 11/09/19	400,000	401,500
Rite Aid Corp.
4.88% due 06/11/21[3]	400,000	398,500
Smart & Final Stores LLC
5.75% due 11/15/19	250,000	247,750
4.50% due 11/15/19	150,000	148,650
Fleetpride Corp.
due 11/19/19	400,000	388,000
Edmentum, Inc.
6.00% due 05/17/18	319,055	319,055
Ennis-Flint
6.25% due 03/30/18	300,000	300,000
Emerald Expositions
5.50% due 06/12/20	300,000	298,500
Horseshoe Baltimore
due 04/26/20[3]	250,000	253,125
Hoyts Group Holdings LLC
4.00% due 05/22/20	250,000	249,375
Blue Coat Systems, Inc.
4.50% due 02/15/18	250,000	248,332
Warner Music Group
due 07/07/20[3]	180,000	177,601
3.75% due 07/07/20	70,000	69,475
Level 3 Financing, Inc.
4.82% due 08/01/19	200,000	199,812
BJ’s Wholesale Club, Inc.
4.25% due 09/26/19	200,000	198,938
Party City Holdings, Inc.
4.25% due 07/27/19	199,494	197,790
Ollies Bargain Outlet
5.25% due 09/28/19	150,000	148,875
Total Consumer Discretionary		5,331,528
INDUSTRIALS - 10.7%
Dematic S.A.
5.25% due 12/28/19	400,000	399,500
US Shipping Corp.
9.00% due 04/30/18	400,000	399,332
ValleyCrest Companies LLC
5.50% due 06/13/19	400,000	397,900
American Petroleum Tankers
due 06/19/20[3]	400,000	397,000
ServiceMaster Co.
due 01/31/17[3]	400,000	394,668
NaNa Development Corp.
8.00% due 03/15/18	250,000	250,625
Atlantic Aviation FBO, Inc.
3.25% due 06/01/20	250,000	249,453
Thermasys Corp.
5.25% due 05/03/19	250,000	249,250
PACT Group
3.75% due 05/22/20	250,000	248,125
Laureate Education, Inc.
5.25% due 06/15/18	250,000	247,970
US Air, Inc.
4.25% due 05/23/19	250,000	246,770
Powerteam Services LLC
4.31% due 05/06/20	196,042	193,592
4.25% due 05/06/20	26,180	25,852
Apex Tool Group, LLC
4.50% due 01/31/20	200,000	199,800
Press Ganey
4.25% due 04/20/18	157,475	156,621
Evergreen Tank Solutions, Inc.
9.50% due 09/28/18	150,000	149,250
Total Industrials		4,205,708
FINANCIALS - 7.2%
Cunningham Lindsey U.S., Inc.
due 12/10/19[3]	250,000	249,062
5.00% due 12/10/19	150,000	149,438
National Financial Partners
due 06/19/20[3]	400,000	397,168
HDV Holdings
6.75% due 12/18/18	400,000	397,000
First Advantage Corp.
6.25% due 02/28/19	400,000	397,000
AlixPartners, LLP
4.50% due 06/28/19	300,000	300,189
American Stock Transfer & Trust
due 06/11/20[3]	300,000	296,625
Knight/Getco
due 11/30/17[3]	300,000	295,125
Level 3 Financing, Inc.
4.75% due 08/01/19	200,000	199,812
CNO Financial Group, Inc.
3.75% due 09/28/18	150,000	148,970
Total Financials		2,830,389
TELECOMMUNICATION SERVICES - 5.1%
Univision Communications, Inc.
4.50% due 02/28/20[3]	498,750	493,638
Mitel Networks Corp.
7.00% due 02/27/19	400,000	399,000
Asurion Corp.
4.50% due 05/24/19	400,000	395,900

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face
	Amount	Value

Alcatel-Lucent
7.25% due 01/30/19	$250,000	$251,980
Getty Images, Inc.
4.75% due 10/18/19	250,000	246,770
Avaya, Inc.
8.00% due 03/31/18	250,000	233,907
Total Telecommunication Services		2,021,195
INFORMATION TECHNOLOGY - 5.1%
SumTotal Systems
due 11/16/18	400,000	401,000
ION Trading Technologies Ltd.
4.50% due 05/22/20	200,000	198,666
8.25% due 05/21/21	150,000	149,625
Misys plc
12.00% due 06/06/19	250,000	282,500
Go Daddy Operating Company LLC
4.25% due 12/17/18	250,000	248,360
CCC Information Services, Inc.
5.25% due 12/20/19	250,000	247,708
Infor (US), Inc.
3.75% due 06/03/20	250,000	246,407
First Data Corp.
4.19% due 03/23/18	250,000	243,438
Total Information Technology		2,017,704
HEALTH CARE - 4.3%
PRA International
6.50% due 12/10/17	400,000	402,500
CHG Healthcare
5.00% due 11/19/19	400,000	400,624
Valeant Pharmaceuticals International, Inc.
due 06/26/20[3]	400,000	398,600
Apria Healthcare Group, Inc.
6.75% due 04/01/20	250,000	250,704
Learning Care Group (US), Inc.
6.00% due 05/08/19	250,000	248,282
Total Health Care		1,700,710
CONSUMER STAPLES - 2.9%
CTI Foods Holding Co. LLC
due 06/12/20[3]	300,000	297,750
due 06/14/19[3]	100,000	99,500
Arctic Glacier Holdings, Inc.
due 05/10/19[3]	160,000	160,333
6.00% due 05/10/19	90,000	90,187
Grocery Outlet, Inc.
5.50% due 12/17/18	250,000	249,375
Performance Food Group
6.25% due 11/07/19	250,000	247,500
Total Consumer Staples		1,144,645
ENERGY - 1.9%
Pacific Drilling
4.50% due 05/18/18	250,000	248,813
Murray Energy
4.75% due 05/09/19	250,000	247,812
EquiPower Resources Holdings LLC
due 12/31/19[3]	250,000	247,813
Total Energy		744,438
Total Senior Floating Rate Interests
(Cost $20,119,983)		19,996,317
FEDERAL AGENCY DISCOUNT NOTES†† - 19.0%
Federal Home Loan Bank[4]
0.03% due 07/29/13	7,500,000	7,499,796
Total Federal Agency Discount Notes
(Cost $7,499,796)		7,499,796
ASSET BACKED SECURITIES†† - 6.2%
Northwoods Capital Vii Ltd.
2006-7A, 3.78% due 10/22/21[1,5]	250,000	245,372
2006-7A, 1.83% due 10/22/21[1,5]	200,000	180,747
N-Star Real Estate CDO IX Ltd.,
0.52% due 02/01/41	464,000	420,667
Structured Asset Securities Corporation
Mortgage Loan Trust 2006-OPT1,
0.45% due 04/25/36[1]	300,000	249,802
Lehman XS Trust Series 2006-16N,
0.38% due 11/25/46[1]	304,483	237,140
Lehman XS Trust Series 2005-7N,
0.46% due 12/25/35[1]	262,504	225,718
Jasper CLO Ltd. 2005-1A,
1.17% due 08/01/17[1,5]	250,000	222,984
Newcastle CDO Ltd.,
0.45% due 05/25/52	178,084	172,971
GSAA Home Equity Trust 2007-7,
0.46% due 07/25/37[1]	204,959	169,168
Wachovia Asset Securitization
Issuance II LLC 2007-He1 Trust
0.33% due 07/25/37[1,5]	171,273	147,619
New Century Home Equity Loan
Trust Series 2004-4,
0.99% due 02/25/35[1]	124,659	114,695
Accredited Mortgage Loan Trust 2007-1,
0.32% due 02/25/37[1]	84,426	75,941
Total Asset Backed Securities
(Cost $2,519,822)		2,462,824
MORTGAGE BACKED SECURITIES†† - 3.0%
COMM 2006-FL12 Mortgage Trust
0.42% due 12/15/20[1,5]	131,442	123,886
0.48% due 12/15/20[1,5]	131,457	123,242
0.53% due 12/15/20[1,5]	65,728	61,457
GreenPoint Mortgage Funding
Trust 2006-AR1,
0.48% due 02/25/36[1]	276,407	218,345
Deutsche Alt-A Securities Mortgage
Loan Trust Series 2007-OA4,
0.38% due 08/25/47[1]	230,247	179,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face
	Amount	Value

IndyMac INDX Mortgage
Loan Trust 2006-AR4,
0.40% due 05/25/46[1]	$197,446	$163,880
Bear Stearns Mortgage Funding
Trust 2007-AR5,
0.36% due 06/25/47[1]	170,210	131,785
WaMu Mortgage Pass Through
Certificates 2006-AR11,
1.09% due 09/25/46[1]	150,808	104,014
Structured Asset Mortgage
Investments II Trust 2006-AR1,
0.42% due 02/25/36[1]	101,847	76,376
Total Mortgage Backed Securities
(Cost $1,208,323)		1,181,985

CORPORATE BONDS†† - 0.6%
FINANCIALS - 0.6%
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	250,000	233,125
Total Corporate Bonds
(Cost $250,000)		233,125
Total Investments - 120.2%
(Cost $47,651,666)		$47,432,789
Other Assets & Liabilities, net - (20.2)%		(7,972,474)
Total Net Assets - 100.0%		$39,460,315

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Security with no rate was unsettled at June 30, 2013.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,105,307 (cost $1,118,664), or 2.8% of total net assets.

plc — Public Limited Company

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $47,651,666)	$47,432,789
Cash	2,119,258
Prepaid expenses	4,930
Receivables:
Fund shares sold	556,300
Securities sold	333,850
Interest	21,069
Dividends	2,438
Investment advisor	2,230
Total assets	50,472,864
Liabilities:
Payable for:
Securities purchased	10,975,095
Management fees	18,706
Distribution and service fees	7,195
Fund accounting/administration fees	4,342
Transfer agent/maintenance fees	2,061
Directors’ fees*	255
Fund shares redeemed	3
Miscellaneous	4,892
Total liabilities	11,012,549
Net assets	$39,460,315
Net assets consist of:
Paid in capital	$39,680,853
Accumulated net investment loss	(9,529)
Accumulated net realized gain on investments	7,729
Net unrealized depreciation on investments	(218,738)
Net assets	$39,460,315
Capital shares outstanding	1,588,067
Net asset value per share	$24.85

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013**

Investment Income:
Interest	$51,713
Dividends	2,438
Total investment income	54,151

Expenses:
Management fees	35,944
Transfer agent/maintenance fees	4,596
Distribution and service fees	13,825
Fund accounting/administration fees	4,594
Professional fees	3,988
Custodian fees	544
Directors’ fees*	332
Miscellaneous	2,282
Total expenses	66,105
Less:
Expenses waived by Advisor	(2,425)
Net expenses	63,680
Net investment loss	(9,529)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,729
Net realized gain	7,729
Net change in unrealized appreciation (depreciation) on:
Investments	(218,877)
Unfunded loan commitments	139
Net change in unrealized appreciation (depreciation)	(218,738)
Net realized and unrealized loss	(211,009)
Net decrease in net assets resulting from operations	$(220,538)

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: April 24, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30,
2013[a]

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(9,529)
Net realized gain on investments	7,729
Net change in unrealized appreciation (depreciation) on investments	(218,738)
Net decrease in net assets resulting from operations	(220,538)

Capital share transactions:
Proceeds from sale of shares	41,794,776
Cost of shares redeemed	(2,113,923)
Net increase from capital share transactions	39,680,853
Net increase in net assets	39,460,315

Net assets:
Beginning of period	—
End of period	$39,460,315
Accumulated net investment loss at end of period	$(9,529)

Capital share activity:
Shares sold	1,672,825
Shares redeemed	(84,758)
Net increase in shares	1,588,067

a Since commencement of operations: April 24, 2013.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
June 30,
2013[a,b]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment loss[c]	(.01)
Net loss on investments (realized and unrealized)	(.14)
Total from investment operations	(.15)
Net asset value, end of period	$24.85

Total Return[d]	(0.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,460
Ratios to average net assets:
Net investment loss	(0.17%)
Total expenses[f]	1.18%
Net expenses[e,f]	1.13%
Portfolio turnover rate	2%

[a]	Unaudited.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	June 30, 2013

SERIES J (STYLEPLUS–MID GROWTH SERIES)

OBJECTIVE:   Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 1992

Ten Largest Holdings (% of Total Net Assets)
iShares Russell Mid-Capital Growth ETF	3.6%
Geer Mountain Financing Ltd. — Class A1	2.2%
Floating Rate Strategies Fund Institutional Class	1.9%
Macro Opportunities Fund Institutional Class	1.8%
Newcastle CDO Ltd.	1.6%
Ras Laffan Liquefied Natural Gas Company Limited III	1.1%
Glencore Funding LLC	1.1%
Brentwood CLO Corp.	1.0%
Travelport Holdings Ltd.	0.9%
Ford Motor Credit Company LLC	0.8%
Top Ten Total	16.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES J (STYLEPLUS–MID GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 21.0%

INDUSTRIALS - 4.8%
Fluor Corp.	9,021	$535,036
Ingersoll-Rand plc	8,771	486,967
Textron, Inc.	16,569	431,623
Rockwell Automation, Inc.	4,787	397,992
Joy Global, Inc.	7,873	382,077
Southwest Airlines Co.	22,207	286,248
Roper Industries, Inc.	2,266	281,483
IDEX Corp.	4,408	237,195
Parker Hannifin Corp.	2,473	235,924
Fastenal Co.	4,938	226,406
Masco Corp.	11,426	222,693
Rockwell Collins, Inc.	3,423	217,052
Timken Co.	3,658	205,872
Carlisle Companies, Inc.	3,095	192,849
WW Grainger, Inc.	760	191,657
AMETEK, Inc.	4,493	190,054
CSX Corp.	7,964	184,685
Cummins, Inc.	1,587	172,126
Cintas Corp.	3,330	151,648
Expeditors International of
Washington, Inc.	3,647	138,622
Kansas City Southern	1,295	137,218
PACCAR, Inc.	2,555	137,101
United Rentals, Inc.*	2,559	127,720
Iron Mountain, Inc.	4,710	125,333
Hubbell, Inc. — Class B	1,169	115,731
Alaska Air Group, Inc.*	2,168	112,736
Robert Half International, Inc.	3,345	111,154
MSC Industrial Direct Company,
Inc. — Class A	1,397	108,212
Valmont Industries, Inc.	659	94,296
Flowserve Corp.	1,683	90,899
Lincoln Electric Holdings, Inc.	1,568	89,799
SPX Corp.	1,212	87,240
Total Industrials		6,705,648
INFORMATION TECHNOLOGY - 4.6%
Intuit, Inc.	8,127	495,991
Symantec Corp.	21,427	481,465
FLIR Systems, Inc.	15,409	415,581
Motorola Solutions, Inc.	6,976	402,724
CA, Inc.	13,607	389,568
Western Digital Corp.	4,831	299,957
Harris Corp.	4,878	240,242
DST Systems, Inc.	3,480	227,349
AOL, Inc.	5,945	216,874
SAIC, Inc.	14,828	206,554
Broadcom Corp. — Class A	5,994	202,357
Western Union Co.	11,030	188,723
Paychex, Inc.	4,944	180,555
Citrix Systems, Inc.*	2,737	165,123
Altera Corp.	4,988	164,554
Anixter International, Inc.*	2,124	161,020
Analog Devices, Inc.	3,483	156,944
Broadridge Financial Solutions, Inc.	5,776	153,526
Xilinx, Inc.	3,850	152,499
Cognizant Technology Solutions
Corp. — Class A*	2,429	152,080
ValueClick, Inc.*	5,926	146,254
Jabil Circuit, Inc.	7,040	143,475
Fiserv, Inc.*	1,434	125,346
Total System Services, Inc.	4,638	113,538
VeriSign, Inc.*	2,488	111,114
Adobe Systems, Inc.*	2,176	99,139
Equinix, Inc.*	527	97,347
MICROS Systems, Inc.*	2,207	95,232
Amphenol Corp. — Class A	1,209	94,229
Teradyne, Inc.*	5,292	92,980
Informatica Corp.*	2,607	91,193
Autodesk, Inc.*	2,596	88,108
F5 Networks, Inc.*	1,242	85,450
Teradata Corp.*	1,636	82,176
Total Information Technology		6,519,267
CONSUMER DISCRETIONARY - 4.5%
Starwood Hotels & Resorts
Worldwide, Inc.	7,510	474,556
Omnicom Group, Inc.	6,754	424,624
Harley-Davidson, Inc.	7,686	421,347
Discovery Communications,
Inc. — Class A*	5,141	396,937
Macy’s, Inc.	7,003	336,144
The Gap, Inc.	8,030	335,092
Scripps Networks Interactive,
Inc. — Class A	4,937	329,594
Wyndham Worldwide Corp.	5,041	288,496
O’Reilly Automotive, Inc.*	2,538	285,830
Nordstrom, Inc.	4,661	279,380
Wynn Resorts Ltd.	2,073	265,344
BorgWarner, Inc.*	2,673	230,279
Bed Bath & Beyond, Inc.*	3,213	227,802
Marriott International, Inc. — Class A	5,505	222,237
VF Corp.	1,118	215,841
Ross Stores, Inc.	3,198	207,262
AutoZone, Inc.*	402	170,323
Genuine Parts Co.	2,143	167,304
Mattel, Inc.	3,552	160,941
Lamar Advertising Co. — Class A*	3,687	160,016
Hanesbrands, Inc.	2,652	136,366
Kohl’s Corp.	2,599	131,275
International Game Technology	7,146	119,410
Hasbro, Inc.	2,477	111,044
Dick’s Sporting Goods, Inc.	1,817	90,960
PetSmart, Inc.	1,351	90,503
American Eagle Outfitters, Inc.	4,838	88,342
Total Consumer Discretionary		6,367,249

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES J (STYLEPLUS–MID GROWTH SERIES)

	Shares	Value

HEALTH CARE - 3.6%
Agilent Technologies, Inc.	12,633	$540,187
AmerisourceBergen Corp. — Class A	8,932	498,674
St. Jude Medical, Inc.	9,203	419,934
Mylan, Inc.*	12,245	379,962
Vertex Pharmaceuticals, Inc.*	4,576	365,485
WellPoint, Inc.	4,375	358,050
Becton Dickinson and Co.	3,290	325,151
Cardinal Health, Inc.	6,832	322,470
CR Bard, Inc.	2,778	301,913
Stryker Corp.	4,425	286,209
Quest Diagnostics, Inc.	4,375	265,256
Zimmer Holdings, Inc.	3,363	252,023
Laboratory Corporation of
America Holdings*	1,241	124,224
Varian Medical Systems, Inc.*	1,705	115,002
Cerner Corp.*	1,168	112,233
Perrigo Co.	927	112,167
Patterson Companies, Inc.	2,964	111,446
Mettler-Toledo International, Inc.*	541	108,849
Universal Health Services, Inc. — Class B	1,308	87,584
Total Health Care		5,086,819
CONSUMER STAPLES - 1.8%
Kroger Co.	13,283	458,795
Dr Pepper Snapple Group, Inc.	8,022	368,450
Lorillard, Inc.	8,176	357,128
Coca-Cola Enterprises, Inc.	9,249	325,195
Hershey Co.	2,863	255,608
Campbell Soup Co.	4,609	206,437
Whole Foods Market, Inc.	3,344	172,149
Brown-Forman Corp. — Class B	2,482	167,659
Sysco Corp.	3,187	108,868
McCormick & Company, Inc.	1,435	100,967
Total Consumer Staples		2,521,256
ENERGY - 1.4%
Noble Energy, Inc.	6,560	393,863
Southwestern Energy Co.*	10,228	373,629
Range Resources Corp.	3,573	276,264
Cameron International Corp.*	4,236	259,073
Pioneer Natural Resources Co.	1,698	245,786
Oceaneering International, Inc.	1,616	116,675
Cabot Oil & Gas Corp.	1,490	105,820
Williams Companies, Inc.	2,858	92,799
FMC Technologies, Inc.*	1,664	92,652
Total Energy		1,956,561
FINANCIALS - 0.2%
IntercontinentalExchange, Inc.*	989	175,805
T. Rowe Price Group, Inc.	2,088	152,737
Total Financials		328,542
TELECOMMUNICATION SERVICES - 0.1%
Windstream Corp.	18,928	145,935
Total Common Stocks
(Cost $28,919,675)		29,631,277
EXCHANGE TRADED FUNDS† - 3.6%
iShares Russell Mid-Capital Growth ETF	70,968	5,091,954
Total Exchange Traded Funds
(Cost $4,579,271)		5,091,954
MUTUAL FUNDS†,6 - 3.7%
Floating Rate Strategies Fund
Institutional Class	99,402	2,641,123
Macro Opportunities Fund
Institutional Class	96,376	2,563,589
Total Mutual Funds
(Cost $5,369,727)		5,204,712
SHORT TERM INVESTMENTS†† - 29.5%
Dreyfus Treasury Prime Cash
Management Fund	41,654,461	41,654,461
Total Short Term Investments
(Cost $41,654,461)		41,654,461

	Face
	Amount
CORPORATE BONDS†† - 9.1%
FINANCIALS - 3.1%
Ford Motor Credit Company LLC
7.00% due 04/15/15	$1,100,000	1,192,522
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	1,050,000	1,101,122
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	1,050,000	979,125
Mack-Cali Realty, LP
5.13% due 02/15/14	450,000	460,463
Icahn Enterprises Limited
Partnership / Icahn Enterprises
Finance Corp.
7.75% due 01/15/16	420,000	433,650
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/15[3]	310,000	338,692
Total Financials		4,505,574
MATERIALS - 1.8%
Rio Tinto Finance USA plc
1.11% due 06/17/16[1]	1,050,000	1,049,686
Barrick Gold Corp.
2.50% due 05/01/18[3]	1,050,000	942,253
Anglo American Capital plc
9.38% due 04/08/14[3]	470,000	498,214
Total Materials		2,490,153
CONSUMER DISCRETIONARY - 1.3%
Glencore Funding LLC
1.43% due 05/27/16[1,3]	1,520,000	1,480,061
ServiceMaster Co.
7.00% due 08/15/20	215,000	203,981
Sabre, Inc.
8.50% due 05/15/19[3]	170,000	181,050
Total Consumer Discretionary		1,865,092

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES J (STYLEPLUS–MID GROWTH SERIES)

	Face
	Amount	Value

ENERGY - 1.3%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/16[3]	$1,436,799	$1,526,599
Penn Virginia Resource Partners
Limited Partnership / Penn Virginia
Resource Finance Corporation II
6.50% due 05/15/21[3]	280,000	269,500
Total Energy		1,796,099
CONSUMER STAPLES - 0.8%
Reynolds Group Issuer Incorporated
5.75% due 10/15/20	760,000	765,700
Harbinger Group, Inc.
7.88% due 07/15/19[3]	400,000	409,000
Total Consumer Staples		1,174,700
INDUSTRIALS - 0.5%
International Lease Finance Corp.
2.22% due 06/15/16[1]	730,000	724,525
INFORMATION TECHNOLOGY - 0.3%
iGATE Corp.
9.00% due 05/01/16	230,000	239,200
First Data Corp.
6.75% due 11/01/20[3]	125,000	127,188
Total Information Technology		366,388
Total Corporate Bonds
(Cost $13,330,527)		12,922,531

ASSET BACKED SECURITIES†† - 8.7%
Geer Mountain Financing Ltd.
2007-1A, 0.59% due 04/01/14[1,3]	3,200,000	3,172,479
Newcastle CDO Ltd.,
0.45% due 05/25/52	2,279,480	2,214,035
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,3]	1,015,230	990,905
2006-1A, 1.09% due 02/01/22[1,3]	400,000	347,510
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[1,3]	1,206,399	1,119,357
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,3]	950,000	875,882
FM Leveraged Capital Fund II
2006-2A, 1.88% due 11/15/20[1,3]	800,000	798,512
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,3]	662,076	645,995
Northwoods Capital Vii Ltd.
2006-7A, 1.83% due 10/22/21[1,3]	650,000	587,426
NewStar Trust 2005-1
2005-1A, 0.78% due 07/25/18[1,3]	498,202	495,975
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.57% due 09/30/22[1,3]	500,000	469,690
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/37[1]	360,646	324,400
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,3]	300,000	273,965
Total Asset Backed Securities
(Cost $12,369,252)		12,316,131
U.S. GOVERNMENT SECURITIES† - 6.8%
U.S. Treasury Bill
0.00% due 07/18/13	4,000,000	3,999,956
0.00% due 07/11/13	3,200,000	3,199,981
0.00% due 07/25/13	2,400,000	2,399,971
Total U.S. Treasury Bill		9,599,908
Total U.S. Government Securities
(Cost $9,599,958)		9,599,908

SENIOR FLOATING RATE INTERESTS†† - 6.2%
CONSUMER DISCRETIONARY - 1.8%
Travelport Holdings Ltd.
6.25% due 06/21/19	1,050,000	1,036,874
due 08/23/15[4]	210,000	208,994
Blue Coat Systems, Inc.
4.50% due 02/15/18	600,000	595,997
Warner Music Group
due 07/07/20[4]	390,000	384,802
3.75% due 07/07/20	150,000	148,875
Compucom Systems, Inc.
4.25% due 05/07/20	100,000	98,250
Total Consumer Discretionary		2,473,792
FINANCIALS - 1.5%
National Financial Partners
due 06/19/20[4]	1,030,000	1,022,708
Knight/Getco
due 11/30/17[4]	880,000	865,700
Level 3 Financing, Inc.
4.75% due 08/01/19	190,000	189,821
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	100,000	99,625
Total Financials		2,177,854
INFORMATION TECHNOLOGY - 1.2%
Go Daddy Operating Company LLC
4.25% due 12/17/18	870,000	864,293
ION Trading Technologies Ltd.
4.50% due 05/22/20	530,000	526,465
CCC Information Services, Inc.
5.25% due 12/20/19	230,000	227,891
First Data Corp.
4.19% due 03/23/18	100,000	97,375
Total Information Technology		1,716,024
INDUSTRIALS - 0.7%
Thermasys Corp.
5.25% due 05/03/19	540,000	538,380
US Air, Inc.
4.25% due 05/23/19	420,000	414,574
Total Industrials		952,954
ENERGY - 0.6%
Pacific Drilling
4.50% due 05/18/18	520,000	517,530
EquiPower Resources Holdings LLC
due 12/31/19[4]	370,000	366,763
Total Energy		884,293

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES J (STYLEPLUS–MID GROWTH SERIES)

	Face
	Amount	Value

TELECOMMUNICATION SERVICES - 0.3%
Univision Communications, Inc.
4.00% due 03/01/20	$349,125	$341,632
4.50% due 02/28/20	99,750	98,728
Total Telecommunication Services		440,360
HEALTH CARE - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	120,000	120,338
Total Senior Floating Rate Interests
(Cost $8,811,792)		8,765,615

MORTGAGE BACKED SECURITIES†† - 0.9%
Banc of America Large Loan Trust 2007-BMB1
1.29% due 08/15/29[1,3]	650,000	644,065
GCCFC Commercial Mortgage Trust
2006-FL4A, 0.42% due 11/05/21	650,000	630,898
Total Mortgage Backed Securities
(Cost $1,271,156)		1,274,963

MUNICIPAL BONDS†† - 0.8%
NEW YORK - 0.8%
City of New York New York
General Obligation Unlimited
0.36% due 04/01/35[1]	1,070,000	1,070,000
Total Municipal Bonds
(Cost $1,070,000)		1,070,000

COMMERCIAL PAPER†† - 7.9%
CBS Corp.
0.23% due 07/01/13[3]	1,600,000	1,600,000
Bemis Company, Inc.
0.30% due 07/02/13[3]	1,600,000	1,599,987
Aegon N.V.
0.27% due 07/08/13[3]	1,600,000	1,599,915
Pentair Finance S.A.
0.29% due 07/10/13[3]	1,600,000	1,599,884
Dr Pepper Snapple Group, Inc.
0.24% due 07/12/13[3]	1,600,000	1,599,883
Nissan Motor Acceptance Corp.
0.26% due 07/17/13[3]	1,600,000	1,599,815
Noble Corporation/Cayman Islands
0.32% due 07/25/13[3]	1,600,000	1,599,659
Total Commercial Paper
(Cost $11,199,143)		11,199,143
Total Investments - 98.2%
(Cost $138,174,962)		$138,730,695
Other Assets & Liabilities, net - 1.8%		2,584,370
Total Net Assets - 100.0%		$141,315,065

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
July 2013 Russell MidCap Growth
Index Swap, Terminating 07/01/13[5]
(Notional Value $106,799,588)	186,062	$(1,394,393)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $27,393,461 (cost $27,686,866), or 19.4% of total net assets.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[6]	Affiliated funds.
plc — Public Limited Company

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS–MID GROWTH SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $132,805,235)	$133,525,983
Investments in affiliated issuers, at value
(cost $5,369,727)	5,204,712
Total investments
(cost $138,174,962)	138,730,695
Cash	3,897,786
Prepaid expenses	323
Receivables:
Securities sold	7,511,761
Interest	248,968
Dividends	55,964
Fund shares sold	33,203
Total assets	150,478,700
Liabilities:
Unrealized depreciation on swap agreements	1,394,393
Payable for:
Securities purchased	7,572,047
Management fees	88,154
Fund shares redeemed	38,086
Fund accounting/administration fees	11,166
Transfer agent/maintenance fees	3,610
Directors’ fees*	2,535
Miscellaneous	53,644
Total liabilities	9,163,635
Net assets	$141,315,065
Net assets consist of:
Paid in capital	$141,894,224
Undistributed net investment income	93,481
Accumulated net realized gain on investments	166,020
Net unrealized depreciation on investments	(838,660)
Net assets	$141,315,065
Capital shares outstanding	3,883,814
Net asset value per share	$36.39

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends from securities of unaffiliated issuers	$454,815
Dividends from securities of affiliated issuers	19,727
Interest	89,949
Total investment income	564,491

Expenses:
Management fees	536,669
Transfer agent/maintenance fees	12,773
Fund accounting/administration fees	67,977
Directors’ fees*	7,159
Custodian fees	3,100
Miscellaneous	48,430
Total expenses	676,108
Net investment loss	(111,617)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,698,288
Swap agreements	2,771,671
Net realized gain	20,469,959
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,069,854)
Investments in affiliated issuers	(165,015)
Swap agreements	(1,394,393)
Net change in unrealized appreciation (depreciation)	(7,629,262)
Net realized and unrealized gain	12,840,697
Net increase in net assets resulting from operations	$12,729,080

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SERIES J (STYLEPLUS–MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(111,617)	$205,098
Net realized gain on investments	20,469,959	18,104,274
Net change in unrealized appreciation (depreciation) on investments	(7,629,262)	2,314,116
Net increase in net assets resulting from operations	12,729,080	20,623,488

Capital share transactions:
Proceeds from sale of shares	1,963,712	10,267,365
Cost of shares redeemed	(11,633,073)	(29,104,216)
Net decrease from capital share transactions	(9,669,361)	(18,836,851)
Net increase in net assets	3,059,719	1,786,637

Net assets:
Beginning of period	138,255,346	136,468,709
End of period	$141,315,065	$138,255,346
Undistributed net investment income at end of period	$93,481	$205,098

Capital share activity:
Shares sold	55,128	318,863
Shares redeemed	(324,275)	(913,102)
Net decrease in shares	(269,147)	(594,239)

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS–MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$33.29	$28.75	$30.05	$24.20	$16.81	$28.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	.05	(.03)	(.02)	(.03)	(.01)
Net gain (loss) on investments (realized and unrealized)	3.13	4.49	(1.27)	5.87	7.42	(11.18)
Total from investment operations	3.10	4.54	(1.30)	5.85	7.39	(11.19)
Net asset value, end of period	$36.39	$33.29	$28.75	$30.05	$24.20	$16.81

Total Return[c]	9.34%	15.79%	(4.33%)	24.17%	43.96%	(39.96%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$141,315	$138,255	$136,469	$169,388	$154,273	$122,030
Ratios to average net assets:
Net investment income (loss)	(0.16%)	0.14%	(0.10%)	(0.10%)	(0.13%)	(0.06%)
Total expenses[d]	0.94%	0.95%	0.91%	0.91%	0.92%	0.91%
Portfolio turnover rate	119%	150%	155%	130%	136%	203%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	June 30, 2013

SERIES M (MACRO OPPORTUNITIES SERIES)

OBJECTIVE:  Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:   April 24, 2013

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

Rating
Fixed Income Instruments
B+	15.4%
B	10.9%
BB-	6.8%
CCC	6.1%
BB+	5.5%
BBB	5.1%
B-	5.0%
Other	20.4%
Other Instruments
Short Term Investments	23.9%
Preferred Stocks	0.9%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES M (MACRO OPPORTUNITIES SERIES)

	Shares	Value

PREFERRED STOCKS† - 1.0%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	10,000	$255,000
Total Preferred Stocks
(Cost $250,000)		255,000
SHORT TERM INVESTMENTS†† - 25.8%
Federated U.S. Treasury Cash
Reserve Fund	6,425,713	6,425,713
Total Short Term Investments
(Cost $6,425,713)		6,425,713

	Face
	Amount
CORPORATE BONDS†† - 36.0%
FINANCIALS - 13.2%
EPR Properties
5.75% due 08/15/22	$250,000	252,969
5.25% due 07/15/23	250,000	242,804
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	500,000	470,000
Nationstar Mortgage LLC /
Nationstar Capital Corp.
6.50% due 06/01/22	250,000	243,750
Hospitality Properties Trust
4.50% due 06/15/23	250,000	241,456
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	250,000	238,750
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	250,000	236,250
ING US, Inc.
5.65% due 05/15/53[1,3]	250,000	235,000
Bank of America Corp.
5.20% due 12/29/49[1,2]	250,000	235,000
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	250,000	233,125
Morgan Stanley
4.10% due 05/22/23	250,000	230,980
Deutsche Bank AG
4.30% due 05/24/28[1]	250,000	230,835
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	100,000	97,000
GETCO Financing Escrow LLC
8.25% due 06/15/18[3]	100,000	94,500
Total Financials		3,282,419
CONSUMER DISCRETIONARY - 4.6%
Brunswick Corp.
4.63% due 05/15/21[3]	250,000	243,750
Seminole Hard Rock Entertainment
Incorporated / Seminole Hard
Rock International LLC
5.88% due 05/15/21[3]	250,000	242,500
Hawaiian Airlines 2013-1 Class A
Pass Through Certificates
3.90% due 01/15/26	230,000	219,650
British Airways plc
5.63% due 06/20/20[3]	200,000	203,364
Wynn Las Vegas LLC / Wynn Las
Vegas Capital Corp.
4.25% due 05/30/23[3]	150,000	138,750
Cinemark USA, Inc.
4.88% due 06/01/23[3]	100,000	96,000
Total Consumer Discretionary		1,144,014
CONSUMER STAPLES - 4.0%
Vector Group Ltd.
7.75% due 02/15/21	300,000	309,750
Central Garden and Pet Co.
8.25% due 03/01/18	200,000	202,500
Barry Callebaut Services N.V.
5.50% due 06/15/23[3]	200,000	198,616
Harbinger Group, Inc.
7.88% due 07/15/19[3]	100,000	102,250
B&G Foods, Inc.
4.63% due 06/01/21	100,000	95,500
Armored Autogroup, Inc.
9.25% due 11/01/18	100,000	91,750
Total Consumer Staples		1,000,366
ENERGY - 4.0%
Pacific Drilling S.A.
5.38% due 06/01/20[3]	250,000	233,750
Atlas Pipeline Partners Limited Partnership /
Atlas Pipeline Finance Corp.
4.75% due 11/15/21[3]	250,000	225,000
Gibson Energy, Inc.
6.75% due 07/15/21[3]	200,000	199,500
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
6.63% due 12/01/21[3]	150,000	144,375
Penn Virginia Resource Partners
Limited Partnership / Penn Virginia
Resource Finance Corporation II
6.50% due 05/15/21[3]	100,000	96,250
Targa Resources Partners Limited Partnership /
Targa Resources Partners Finance Corp.
4.25% due 11/15/23[3]	100,000	89,250
Total Energy		988,125
MATERIALS - 2.9%
TPC Group, Inc.
8.75% due 12/15/20[3]	250,000	255,625
KGHM International Ltd.
7.75% due 06/15/19[3]	250,000	253,750
Barrick Gold Corp.
4.10% due 05/01/23[3]	250,000	208,864
Total Materials		718,239
TELECOMMUNICATION SERVICES - 2.0%
Univision Communications, Inc.
5.13% due 05/15/23[3]	150,000	141,750
6.75% due 09/15/22[3]	100,000	105,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face
	Amount	Value

Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/173	$125,000	$133,125
Expo Event Transco, Inc.
9.00% due 06/15/213	125,000	123,438
Total Telecommunication Services		503,313
INFORMATION TECHNOLOGY - 1.8%
Total System Services, Inc.
3.75% due 06/01/23	245,000	227,347
IMS Health, Inc.
12.50% due 03/01/183	100,000	116,250
Eagle Midco, Inc.
9.00% due 06/15/183	100,000	97,500
Total Information Technology		441,097
UTILITIES - 1.4%
LBC Tank Terminals Holding
Netherlands BV
6.88% due 05/15/233	250,000	250,625
AES Corp.
4.88% due 05/15/23	100,000	93,250
Total Utilities		343,875
HEALTH CARE - 1.1%
Tenet Healthcare Corp.
4.38% due 10/01/213	200,000	183,500
HCA, Inc.
4.75% due 05/01/23	100,000	95,750
Total Health Care		279,250
INDUSTRIALS - 1.0%
FTI Consulting, Inc.
6.00% due 11/15/223	250,000	253,125
Total Corporate Bonds
(Cost $9,419,527)		8,953,823
SENIOR FLOATING RATE INTERESTS†† - 24.6%
CONSUMER DISCRETIONARY - 7.4%
Endurance International Group, Inc.
6.25% due 11/09/19	250,000	250,937
Rite Aid Corp.
4.88% due 06/11/214	250,000	249,063
Emerald Expositions
5.50% due 06/12/20	250,000	248,750
Ollies Bargain Outlet
5.25% due 09/28/19	250,000	248,125
BJ’s Wholesale Club, Inc.
4.25% due 09/26/19	200,000	198,938
Smart & Final Stores LLC
4.50% due 11/15/19	100,000	99,100
5.75% due 11/15/19	100,000	99,100
Travelport Holdings Ltd.
6.25% due 06/21/19	200,000	197,500
Horseshoe Baltimore
due 04/26/204	125,000	126,562
Fleetpride Corp.
due 11/19/19	120,000	116,400
Total Consumer Discretionary		1,834,475
INDUSTRIALS - 4.2%
Apex Tool Group, LLC
4.50% due 01/31/20	300,000	299,700
Powerteam Services LLC
8.36% due 11/06/20	125,000	122,813
4.31% due 05/06/20	98,021	96,796
4.25% due 05/06/20	13,090	12,926
ValleyCrest Companies LLC
5.50% due 06/13/19	200,000	198,950
Thermasys Corp.
5.25% due 05/03/19	125,000	124,625
NaNa Development Corp.
8.00% due 03/15/18	100,000	100,250
Travelport Holdings Ltd.
due 08/23/15[4]	100,000	99,521
Total Industrials		1,055,581
INFORMATION TECHNOLOGY - 4.2%
Go Daddy Operating Company LLC
4.25% due 12/17/18	300,000	298,032
First Data Corp.
4.19% due 03/23/18	250,000	243,437
Deltek Systems, Inc
5.70% due 10/10/18	200,000	199,084
SumTotal Systems
due 11/16/18	150,000	150,375
Misys plc
12.00% due 06/06/19	125,000	141,250
Total Information Technology		1,032,178
FINANCIALS - 3.1%
AlixPartners, LLP
4.50% due 06/28/19	220,000	220,139
American Stock Transfer & Trust
due 06/11/20[4]	200,000	197,750
First Advantage Corp.
6.25% due 02/28/19	150,000	148,875
National Financial Partners
due 06/19/20[4]	100,000	99,292
HDV Holdings
6.75% due 12/18/18	100,000	99,250
Total Financials		765,306
CONSUMER STAPLES - 2.9%
Arctic Glacier Holdings, Inc.
due 05/10/19[4]	140,000	140,291
6.00% due 05/10/19	60,000	60,125
Grocery Outlet, Inc.
5.50% due 12/17/18	200,000	199,500
CTI Foods Holding Co. LLC
due 06/12/20[4]	200,000	198,500
Performance Food Group
6.25% due 11/07/19	125,000	123,750
Total Consumer Staples		722,166

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES M (MACRO OPPORTUNITIES SERIES)

	Face
	Amount	Value

TELECOMMUNICATION SERVICES - 1.3%
Avaya, Inc.
8.00% due 03/31/18	$250,000	$233,907
Mitel Networks Corp.
7.00% due 02/27/19	100,000	99,750
Total Telecommunication Services		333,657
ENERGY - 1.0%
Murray Energy
4.75% due 05/09/19	250,000	247,813
HEALTH CARE - 0.5%
Learning Care Group (US), Inc.
6.00% due 05/08/19	125,000	124,141
Total Senior Floating Rate Interests
(Cost $6,160,577)		6,115,317

ASSET BACKED SECURITIES†† - 14.6%
Northwoods Capital Vii Ltd.
2006-7A, 3.78% due 10/22/21[1,3]	250,000	245,372
2006-7A, 1.83% due 10/22/21[1,3]	200,000	180,747
N-Star Real Estate CDO IX Ltd.,
0.52% due 02/01/41	464,000	420,667
NewStar Commercial Loan Trust 2006-1
2006-1A, 0.95% due 03/30/22[1,3]	275,000	256,349
Structured Asset Securities Corporation
Mortgage Loan Trust 2006-OPT1,
0.45% due 04/25/36[1]	300,000	249,802
Lehman XS Trust Series 2006-16N,
0.38% due 11/25/46[1]	304,483	237,140
Fannie Mae[5]
2013-54, 3.00% due 06/25/43	125,000	120,390
2013-52, 3.00% due 06/25/43	125,000	113,572
Lehman XS Trust Series 2005-7N,
0.46% due 12/25/35[1]	262,504	225,718
Jasper CLO Ltd.
2005-1A, 1.17% due 08/01/17[1,3]	250,000	222,984
Citigroup Commercial Mortgage
Trust 2013-375P,
3.63% due 05/10/35	250,000	217,249
First Frankin Mortgage
Loan Trust 2006-FF1,
0.53% due 01/25/36[1]	250,000	210,472
Newcastle CDO Ltd.,
0.45% due 05/25/52	178,084	172,972
GSAA Home Equity Trust 2007-7,
0.46% due 07/25/37[1]	204,959	169,169
Park Place Securities Incorporated
Series 2005-WHQ2,
0.65% due 05/25/35[1]	140,000	117,564
New Century Home Equity
Loan Trust Series 2004-4,
0.99% due 02/25/35[1]	124,659	114,695
CIT Mortgage Loan Trust 2007-1,
1.64% due 10/25/37[1,3]	125,000	105,491
New Century Home Equity
Loan Trust Series 2005-1,
0.67% due 03/25/35[1]	100,000	84,510
Wachovia Asset Securitization
Issuance II LLC 2007-He1 Trust,
0.33% due 07/25/37[1,3]	97,871	84,354
Accredited Mortgage Loan Trust 2007-1,
0.32% due 02/25/37[1]	84,426	75,941
Total Asset Backed Securities
(Cost $3,732,000)		3,625,158

MORTGAGE BACKED SECURITIES†† - 6.2%
IndyMac INDX Mortgage
Loan Trust 2006-AR4,
0.40% due 05/25/46[1]	296,168	245,820
American Home Mortgage Assets Trust 2006-4,
0.38% due 10/25/46[1]	355,077	232,569
GreenPoint Mortgage
Funding Trust 2006-AR1,
0.48% due 02/25/36[1]	276,407	218,345
COMM 2006-FL12 Mortgage Trust
0.42% due 12/15/20[1,3]	98,581	92,914
0.48% due 12/15/20[1,3]	65,728	61,621
0.53% due 12/15/20[1,3]	65,728	61,457
Bear Stearns Mortgage
Funding Trust 2007-AR5,
0.36% due 06/25/47[1]	255,315	197,677
Deutsche Alt-A Securities Mortgage
Loan Trust Series 2007-OA4,
0.38% due 08/25/47[1]	161,173	125,300
Structured Asset Mortgage
Investments II Trust 2006-AR1,
0.42% due 02/25/36[1]	142,586	106,926
WaMu Mortgage Pass Through Certificates
2006-AR11, 1.09% due 09/25/46[1]	150,808	104,014
Freddie Mac[5]
2013-4204, 3.00% due 05/15/43	99,804	92,839
Total Mortgage Backed Securities
(Cost $1,587,310)		1,539,482
Total Investments - 108.2%
(Cost $27,575,127)		$26,914,493
Other Assets & Liabilities, net - (8.2)%		(2,032,106)
Total Net Assets - 100.0%		$24,882,387

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $6,073,696 (cost $6,316,788), or 24.4% of total net assets.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SERIES M (MACRO OPPORTUNITIES SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $27,575,127)	$26,914,493
Cash	879,142
Prepaid expenses	4,599
Receivables:
Securities sold	216,221
Interest	88,730
Fund shares sold	52,410
Dividends	2,438
Investment advisor	2,325
Total assets	28,160,358
Liabilities:
Payable for:
Securities purchased	3,243,195
Management fees	18,799
Distribution and service fees	5,281
Fund accounting/administration fees	3,554
Transfer agent/maintenance fees	2,061
Directors’ fees*	255
Miscellaneous	4,826
Total liabilities	3,277,971
Net assets	$24,882,387
Net assets consist of:
Paid in capital	$25,524,606
Undistributed net investment income	23,610
Accumulated net realized loss on investments	(5,264)
Net unrealized depreciation on investments	(660,565)
Net assets	$24,882,387
Capital shares outstanding	1,020,606
Net asset value per share	$24.38

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013**

Investment Income:
Interest	$86,801
Dividends	2,438
Total investment income	89,239

Expenses:
Management fees	41,076
Transfer agent/maintenance fees	4,596
Distribution and service fees	11,538
Fund accounting/administration fees	3,792
Professional fees	3,988
Custodian fees	520
Directors’ fees*	332
Miscellaneous	2,282
Total expenses	68,124
Less:
Expenses waived by Advisor	(2,495)
Net expenses	65,629
Net investment income	23,610

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,264)
Net realized loss	(5,264)
Net change in unrealized appreciation (depreciation) on:
Investments	(660,634)
Unfunded loan commitments	69
Net change in unrealized appreciation (depreciation)	(660,565)
Net realized and unrealized loss	(665,829)
Net decrease in net assets resulting from operations	$(642,219)

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: April 24, 2013.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES M (MACRO OPPORTUNITIES SERIES)

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30,
2013[a]

Increase (Decrease) In Net Assets From Operations:
Net investment income	$23,610
Net realized loss on investments	(5,264)
Net change in unrealized appreciation (depreciation) on investments	(660,565)
Net decrease in net assets resulting from operations	(642,219)

Capital share transactions:
Proceeds from sale of shares	26,581,607
Cost of shares redeemed	(1,057,001)
Net increase from capital share transactions	25,524,606
Net increase in net assets	24,882,387

Net assets:
Beginning of period	—
End of period	$24,882,387
Undistributed net investment income at end of period	$23,610

Capital share activity:
Shares sold	1,063,400
Shares redeemed	(42,794)
Net increase in shares	1,020,606

a Since commencement of operations: April 24, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

SERIES M (MACRO OPPORTUNITIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
June 30,
2013[a,b]
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income[c]	.02
Net loss on investments (realized and unrealized)	(.64)
Total from investment operations	(.62)
Net asset value, end of period	$24.38

Total Return[d]	(2.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,882
Ratios to average net assets:
Net investment income	0.50%
Total expenses[f]	1.45%
Net expenses[e,f]	1.40%
Portfolio turnover rate	2%

[a]	Unaudited.
[b]	Since commencement of operations: April 24, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income per share was computed using average shares outstanding throughout the period.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

SERIES N (MANAGED ASSET ALLOCATION SERIES)

OBJECTIVE:  Seeks to provide growth of capital and, secondarily, preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Holdings (% of Total Net Assets)
iShares Core Total US Bond Market ETF	17.0%
SPDR S&P 500 ETF Trust	12.2%
Vanguard S&P 500 ETF	12.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.9%
iShares Core S&P Mid-Capital ETF	6.4%
iShares MSCI EAFE ETF	3.5%
iShares Core S&P 500 ETF	0.0%
Total	59.2%

“Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value

EXCHANGE TRADED FUNDS† - 59.2%
iShares Core Total US Bond Market ETF	97,042	$10,402,903
SPDR S&P 500 ETF Trust	46,804	7,489,108
Vanguard S&P 500 ETF	101,785	7,471,019
iShares iBoxx $ Investment Grade
Corporate Bond ETF	42,646	4,846,718
iShares Core S&P Mid-Capital ETF	34,260	3,957,030
iShares MSCI EAFE ETF	37,530	2,153,471
iShares Core S&P 500 ETF	2	322
Total Exchange Traded Funds
(Cost $33,478,921)		36,320,571

SHORT TERM INVESTMENTS†† - 39.0%
Dreyfus Treasury Prime Cash
Management Fund	23,916,416	23,916,416
Total Short Term Investments
(Cost $23,916,416)		23,916,416
Total Investments - 98.2%
(Cost $57,395,337)		$60,236,987
Other Assets & Liabilities, net - 1.8%		1,130,862
Total Net Assets - 100.0%		$61,367,849

		Unrealized
	Contracts	Gain (Loss)
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2013 Japanese Yen
Futures Contracts
(Aggregate Value of
Contracts $252,150)	2	$(8,043)
September 2013 Canadian Dollar
Futures Contracts
(Aggregate Value of
Contracts $284,700)	3	(8,393)
September 2013 Euro FX Currency
Futures Contracts
(Aggregate Value of
Contracts $488,288)	3	(11,014)
(Total Aggregate Value of Contracts $1,025,138)		$(27,450)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 Nikkei 225 Index
Futures Contracts
(Aggregate Value of
Contracts $276,200)	4	$8,095
September 2013 S&P/TSX 60 IX Index
Futures Contracts††
(Aggregate Value of
Contracts $263,523)	2	2,240
July 2013 CAC40 10 Euro Index
Futures Contracts††
(Aggregate Value of
Contracts $291,350)	6	(62)
September 2013 DAX Index
Futures Contracts††
(Aggregate Value of
Contracts $258,721)	1	(1,336)
September 2013 MSCI EAFE Index
Mini Futures Contracts
(Aggregate Value of
Contracts $7,045,550)	86	(15,961)
September 2013 Russell 2000 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $2,810,970)	29	(48,481)
September 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $7,976,250)	100	(178,131)
(Total Aggregate Value of Contracts $18,922,564)		$(233,636)

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2013 U.S. Treasury 2 Year
Note Futures Contracts
(Aggregate Value of
Contracts $4,399,688)	20	$(4,404)
September 2013 U.S. Treasury 10 Year
Note Futures Contracts
(Aggregate Value of
Contracts $9,739,297)	77	(232,315)
(Total Aggregate Value of Contracts $14,138,985)		$(236,719)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2013 British Pound
Futures Contracts
(Aggregate Value of
Contracts $380,050)	4	$11,616
September 2013 Australian Dollar
Futures Contracts
(Aggregate Value of
Contracts $272,730)	3	9,892
(Total Aggregate Value of Contracts $652,780)		$21,508

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2013 SPI 200 Index
Futures Contracts††
(Aggregate Value of
Contracts $326,803)	3	$2,689
September 2013 FTSE 100 Index
Futures Contracts††
(Aggregate Value of
Contracts $281,588)	3	(937)
July 2013 Hang Seng Index
Futures Contracts††
(Aggregate Value of
Contracts $265,767)	2	(8,359)
(Total Aggregate Value of Contracts $874,158)		$(6,607)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $57,395,337)	$60,236,987
Segregated cash with broker	1,098,913
Cash	181,885
Prepaid expenses	144
Receivables:
Dividends	97,711
Fund shares sold	12,944
Foreign taxes reclaim	8,124
Total assets	61,636,708
Liabilities:
Foreign currency, at value
(cost $667)	674
Payable for:
Variation margin	103,575
Fund shares redeemed	80,565
Management fees	33,383
Transfer agent/maintenance fees	7,782
Fund accounting/administration fees	7,704
Directors’ fees*	1,096
Miscellaneous	34,080
Total liabilities	268,859
Net assets	$61,367,849
Net assets consist of:
Paid in capital	$55,608,251
Undistributed net investment income	283,165
Accumulated net realized gain on investments	3,117,895
Net unrealized appreciation on investments
and foreign currency	2,358,538
Net assets	$61,367,849
Capital shares outstanding	2,607,572
Net asset value per share	$23.53

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $391)	$410,073
Interest	549
Total investment income	410,622

Expenses:
Management fees	204,050
Transfer agent/maintenance fees	16,044
Fund accounting/administration fees	47,089
Legal fees	48,581
Custodian fees	4,961
Directors’ fees*	2,845
Miscellaneous	18,621
Total expenses	342,191
Net investment income	68,431

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	56,876
Futures contracts	1,450,048
Foreign currency	1,182
Net realized gain	1,508,106
Net change in unrealized appreciation (depreciation) on:
Investments	1,421,785
Futures contracts	(643,890)
Foreign currency	(243)
Net change in unrealized appreciation (depreciation)	777,652
Net realized and unrealized gain	2,285,758
Net increase in net assets resulting from operations	$2,354,189

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$68,431	$455,380
Net realized gain on investments	1,508,106	10,340,153
Net change in unrealized appreciation (depreciation) on investments	777,652	(2,777,439)
Net increase in net assets resulting from operations	2,354,189	8,018,094

Capital share transactions:
Proceeds from sale of shares	2,227,881	3,496,605
Cost of shares redeemed	(5,395,684)	(13,108,279)
Net decrease from capital share transactions	(3,167,803)	(9,611,674)
Net decrease in net assets	(813,614)	(1,593,580)

Net Assets:
Beginning of period	62,181,463	63,775,043
End of period	$61,367,849	$62,181,463
Undistributed net investment income at end of period	$283,165	$214,734

Capital share activity:
Shares sold	94,605	160,776
Shares redeemed	(228,324)	(604,361)
Net decrease in shares	(133,719)	(443,585)

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$22.68	$20.02	$19.89	$17.99	$14.31	$19.67
Income (loss) from investment operations:
Net investment income[b]	.03	.15	.28	.26	.27	.34
Net gain (loss) on investments (realized and unrealized)	.82	2.51	(.15)	1.64	3.41	(5.70)
Total from investment operations	.85	2.66	.13	1.90	3.68	(5.36)
Net asset value, end of period	$23.53	$22.68	$20.02	$19.89	$17.99	$14.31

Total Return[c]	3.75%	13.29%	0.65%	10.56%	25.63%	(27.25%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61,368	$62,181	$63,775	$78,734	$79,432	$76,421
Ratios to average net assets:
Net investment income	0.22%	0.71%	1.40%	1.40%	1.71%	1.94%
Total expenses[d]	1.09%	1.31%	1.56%	1.50%	1.66%	1.52%
Portfolio turnover rate	2%	162%	44%	52%	46%	82%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

FUND PROFILE (Unaudited)	June 30, 2013

SERIES O (ALL CAP VALUE SERIES)

OBJECTIVE:   Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 1, 1995

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	3.1%
Computer Sciences Corp.	3.0%
Chevron Corp.	2.8%
JPMorgan Chase & Co.	2.3%
American International Group, Inc.	2.2%
CVS Caremark Corp.	2.2%
Edison International	2.1%
Cameco Corp.	2.1%
Time Warner, Inc.	2.0%
TE Connectivity Ltd.	2.0%
Top Ten Total	23.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 98.7%

FINANCIALS - 26.0%
Wells Fargo & Co.	102,633	$4,235,663
JPMorgan Chase & Co.	60,650	3,201,714
American International Group, Inc.*	67,292	3,007,952
Hanover Insurance Group, Inc.	44,320	2,168,578
Berkshire Hathaway, Inc. — Class B*	19,120	2,139,910
Allstate Corp.	42,470	2,043,656
Reinsurance Group of America,
Inc. — Class A	26,545	1,834,524
Aon plc	28,310	1,821,749
WR Berkley Corp.	41,850	1,709,991
State Street Corp.	23,270	1,517,437
Home Loan Servicing Solutions Ltd.	49,192	1,179,133
American Financial Group, Inc.	23,270	1,138,136
Bank of America Corp.	77,670	998,836
CME Group, Inc. — Class A	12,920	981,661
Alleghany Corp.*	2,513	963,258
Ocwen Financial Corp.*	19,570	806,675
U.S. Bancorp	20,137	727,953
Endurance Specialty Holdings Ltd.	12,130	624,089
Citigroup, Inc.	12,230	586,673
PNC Financial Services Group, Inc.	7,160	522,107
NASDAQ OMX Group, Inc.	15,540	509,557
Huntington Bancshares, Inc.	61,170	482,020
Employers Holdings, Inc.	14,620	357,459
Zions Bancorporation	11,800	340,784
SVB Financial Group*	3,860	321,615
FirstMerit Corp.	15,254	305,538
First Niagara Financial Group, Inc.	29,660	298,676
City National Corp.	4,550	288,334
First Midwest Bancorp, Inc.	18,845	258,553
Wintrust Financial Corp.	6,260	239,633
Total Financials		35,611,864
ENERGY - 16.6%
Chevron Corp.	33,030	3,908,770
Cameco Corp.	139,270	2,877,318
Apache Corp.	27,220	2,281,854
Halliburton Co.	46,300	1,931,635
ConocoPhillips	29,400	1,778,700
McDermott International, Inc.*	199,148	1,629,031
Whiting Petroleum Corp.*	34,800	1,603,932
Marathon Oil Corp.	34,900	1,206,842
Phillips 66	18,410	1,084,533
Exxon Mobil Corp.	11,020	995,657
Chesapeake Energy Corp.	42,000	855,960
Williams Companies, Inc.	20,820	676,025
Oasis Petroleum, Inc.*	13,520	525,522
Goodrich Petroleum Corp.*	32,356	414,157
Resolute Energy Corp.*	46,000	367,080
Superior Energy Services, Inc.*	12,420	322,175
C&J Energy Services, Inc.*	15,450	299,267
Total Energy		22,758,458
INDUSTRIALS - 12.5%
Republic Services, Inc. — Class A	77,100	2,616,774
URS Corp.	55,200	2,606,543
United Technologies Corp.	25,800	2,397,852
Quanta Services, Inc.*	82,120	2,172,895
Parker Hannifin Corp.	21,990	2,097,846
Covanta Holding Corp.	67,000	1,341,340
Aegion Corp. — Class A*	42,010	945,645
Orbital Sciences Corp.*	48,821	848,021
Navigant Consulting, Inc.*	58,500	702,000
Saia, Inc.*	15,075	451,798
ICF International, Inc.*	11,100	349,761
Towers Watson & Co. — Class A	3,816	312,683
General Cable Corp.	7,100	218,325
United Stationers, Inc.	4,990	167,415
Total Industrials		17,228,898
INFORMATION TECHNOLOGY - 11.6%
Computer Sciences Corp.	93,650	4,099,060
TE Connectivity Ltd.	59,200	2,695,968
Cisco Systems, Inc.	106,700	2,593,877
IXYS Corp.	176,300	1,949,877
Hewlett-Packard Co.	49,062	1,216,738
Cree, Inc.*	15,210	971,310
RF Micro Devices, Inc.*	119,150	637,453
NetApp, Inc.	13,970	527,787
Symmetricom, Inc.*	110,176	494,690
Maxwell Technologies, Inc.*	68,700	491,205
OmniVision Technologies, Inc.*	10,250	191,163
Mercury Systems, Inc.*	12,649	116,624
Total Information Technology		15,985,752
CONSUMER DISCRETIONARY - 8.4%
Time Warner, Inc.	46,886	2,710,948
Lowe’s Companies, Inc.	50,300	2,057,269
Harman International Industries, Inc.	22,260	1,206,492
DeVry, Inc.	28,700	890,274
Brown Shoe Company, Inc.	38,152	821,413
Chico’s FAS, Inc.	42,690	728,291
Jack in the Box, Inc.*	13,010	511,163
Cabela’s, Inc.*	7,360	476,634
Jones Group, Inc.	31,924	438,955
Maidenform Brands, Inc.*	24,850	430,651
Guess?, Inc.	13,843	429,548
Scholastic Corp.	14,500	424,705
Gentex Corp.	14,970	345,059
Rent-A-Center, Inc. — Class A	2,540	95,377
Total Consumer Discretionary		11,566,779
CONSUMER STAPLES - 7.8%
CVS Caremark Corp.	51,720	2,957,350
Wal-Mart Stores, Inc.	31,750	2,365,058
Bunge Ltd.	23,560	1,667,341
Mondelez International, Inc. — Class A	53,700	1,532,060
Kraft Foods Group, Inc.	17,900	1,000,073
Hormel Foods Corp.	18,480	712,958
Darling International, Inc.*	27,525	513,617
Total Consumer Staples		10,748,457

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value

HEALTH CARE - 6.7%
Aetna, Inc.	40,310	$2,561,296
MEDNAX, Inc.*	17,500	1,602,650
UnitedHealth Group, Inc.	21,000	1,375,080
Teva Pharmaceutical Industries Ltd. ADR	29,810	1,168,552
Covidien plc	11,800	741,512
Universal Health Services, Inc. — Class B	9,340	625,407
Hologic, Inc.*	24,443	471,750
Kindred Healthcare, Inc.*	29,594	388,569
Alere, Inc.*	12,771	312,890
Forest Laboratories, Inc.*	692	28,372
Total Health Care		9,276,078
MATERIALS - 5.3%
Dow Chemical Co.	79,610	2,561,054
Coeur Mining, Inc.*	102,270	1,360,191
Owens-Illinois, Inc.*	47,630	1,323,638
Sonoco Products Co.	29,900	1,033,643
Allied Nevada Gold Corp.*	68,500	443,880
Zoltek Companies, Inc.*	30,900	398,919
Globe Specialty Metals, Inc.	18,460	200,660
Total Materials		7,321,985
UTILITIES - 3.3%
Edison International	61,120	2,943,539
Black Hills Corp.	13,950	680,063
Great Plains Energy, Inc.	23,922	539,202
MDU Resources Group, Inc.	13,819	358,050
Total Utilities		4,520,854
TELECOMMUNICATION SERVICES - 0.5%
Windstream Corp.	80,380	619,730
Total Common Stocks
(Cost $109,561,907)		135,638,855
Total Investments - 98.7%
(Cost $109,561,907)		$135,638,855
Other Assets & Liabilities, net - 1.3%		1,797,876
Total Net Assets - 100.0%		$137,436,731

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.

ADR — American Depositary Receipt

plc — Public Limited Company

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $109,561,907)	$135,638,855
Prepaid expenses	303
Receivables:
Securities sold	4,213,623
Dividends	209,447
Fund shares sold	428
Total assets	140,062,656
Liabilities:
Overdraft due to custodian bank	2,049,873
Payable for:
Securities purchased	321,195
Fund shares redeemed	138,651
Management fees	83,141
Fund accounting/administration fees	11,283
Transfer agent/maintenance fees	4,571
Directors’ fees*	2,106
Miscellaneous	15,105
Total liabilities	2,625,925
Net assets	$137,436,731
Net assets consist of:
Paid in capital	$120,985,699
Undistributed net investment income	1,827,919
Accumulated net realized loss on investments	(11,453,835)
Net unrealized appreciation on investments	26,076,948
Net assets	$137,436,731
Capital shares outstanding	4,809,449
Net asset value per share	$28.58

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $2,002)	$1,193,251
Interest	223
Total investment income	1,193,474

Expenses:
Management fees	490,392
Transfer agent/maintenance fees	13,039
Fund accounting/administration fees	66,552
Directors’ fees*	6,534
Custodian fees	3,869
Miscellaneous	41,397
Total expenses	621,783
Net investment income	571,691

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,275,649
Options written	29,948
Net realized gain	8,305,597
Net change in unrealized appreciation (depreciation) on:
Investments	11,427,675
Net change in unrealized appreciation (depreciation)	11,427,675
Net realized and unrealized gain	19,733,272
Net increase in net assets resulting from operations	$20,304,963

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$571,691	$1,256,228
Net realized gain on investments	8,305,597	5,177,119
Net change in unrealized appreciation (depreciation) on investments	11,427,675	13,473,366
Net increase in net assets resulting from operations	20,304,963	19,906,713

Capital share transactions:
Proceeds from sale of shares	4,327,924	4,708,037
Cost of shares redeemed	(17,430,263)	(32,174,771)
Net decrease from capital share transactions	(13,102,339)	(27,466,734)
Net increase (decrease) in net assets	7,202,624	(7,560,021)

Net assets:
Beginning of period	130,234,107	137,794,128
End of period	$137,436,731	$130,234,107
Undistributed net investment income at end of period	$1,827,919	$1,256,228

Capital share activity:
Shares sold	156,233	203,910
Shares redeemed	(627,706)	(1,377,712)
Net decrease in shares	(471,473)	(1,173,802)

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008[e]
Per Share Data
Net asset value, beginning of period	$24.66	$21.35	$22.32	$19.14	$14.39	$23.37
Income (loss) from investment operations:
Net investment income[b]	.11	.21	.15	.14	.16	.34
Net gain (loss) on investments
(realized and unrealized)	3.81	3.10	(1.12)	3.04	4.59	(9.32)
Total from investment operations	3.92	3.31	(.97)	3.18	4.75	(8.98)
Net asset value, end of period	$28.58	$24.66	$21.35	$22.32	$19.14	$14.39

Total Return[c]	15.90%	15.50%	(4.35%)	16.61%	33.01%	(38.43%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$137,437	$130,234	$137,794	$165,722	$161,918	$156,634
Ratios to average net assets:
Net investment income	0.82%	0.91%	0.69%	0.68%	1.00%	1.72%
Total expenses	0.89%	0.89%	0.86%	0.86%	0.87%	1.09%
Net expenses[d]	0.89%	0.89%	0.86%	0.86%	0.85%	1.07%
Portfolio turnover rate	13%	14%	19%	11%	19%	124%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Security Investors, LLC became the advisor of Series O effective August 15, 2008. Prior to August 15, 2008, T. Rowe Price sub-advised the Series.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

FUND PROFILE (Unaudited)	June 30, 2013

SERIES P (HIGH YIELD SERIES)

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 5, 1996

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

Rating

Fixed Income Instruments
B-	20.6%
CCC+	17.3%
B	17.3%
B+	16.4%
BB	8.0%
BB-	7.6%
CCC	3.8%
Other	6.2%
Other Instruments
Preferred Stocks	1.4%
Common Stock	1.4%
Warrants	0.0%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES P (HIGH YIELD SERIES)

	Shares	Value

COMMON STOCKS† - 1.4%

ENERGY - 0.8%
Stallion Oilfield Holdings Ltd.*,†††,1	19,265	$770,600
FINANCIALS - 0.3%
CIT Group, Inc.*	7,613	354,994
Leucadia National Corp.	247	6,476
Adelphia Recovery Trust†††,1	5,270	53
Total Financials		361,523
CONSUMER DISCRETIONARY - 0.3%
Sonic Automotive, Inc. — Class A	15,103	319,278
Aimia, Inc.	5	73
MEDIQ, Inc.*,†††,1	92	1
Total Consumer Discretionary		319,352
CONSUMER STAPLES - 0.0%
Crimson Wine Group Ltd.*	24	204
INDUSTRIALS - 0.0%
Delta Air Lines, Inc.	1	19
Chorus Aviation, Inc.	3	6
Total Industrials		25
Total Common Stocks
(Cost $837,375)		1,451,704

PREFERRED STOCKS - 1.4%
Aspen Insurance Holdings Ltd.
5.95%†,2,3	30,000	765,000
Citigroup Capital XIII
7.88%†,2	25,000	696,250
U.S. Shipping Corp*,†††,1	24,529	6,132
Total Preferred Stocks
(Cost $2,000,000)		1,467,382

WARRANTS†††- 0.0%
Reader’s Digest Association, Inc.
$1.00, 02/19/14[1]	478	5
Total Warrants
(Cost $—)		5

	Face
	Amount
CORPORATE BONDS†† - 70.1%
CONSUMER DISCRETIONARY - 22.3%
Sabre, Inc.
8.50% due 05/15/19[4]	$1,850,000	1,970,250
Rural/Metro Corp.
10.13% due 07/15/19[4]	2,155,000	1,809,250
MDC Partners, Inc.
6.75% due 04/01/20[4]	1,750,000	1,745,625
Caesars Entertainment Operating
Company, Inc.
9.00% due 02/15/20[4]	1,750,000	1,666,875
Laureate Education, Inc.
9.25% due 09/01/19[4]	1,500,000	1,605,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]	1,500,000	1,567,500
Southern Graphics, Inc.
8.38% due 10/15/20[4]	1,500,000	1,545,000
GRD Holdings III Corp.
10.75% due 06/01/19[4]	1,185,000	1,267,950
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18[4]	1,250,000	1,259,375
ServiceMaster Co.
7.00% due 08/15/20	1,075,000	1,019,906
8.00% due 02/15/20	175,000	174,563
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	950,000	1,049,750
AmeriGas Finance LLC /
AmeriGas Finance Corp.
7.00% due 05/20/22	970,000	991,825
WMG Acquisition Corp.
11.50% due 10/01/18	550,000	629,750
6.00% due 01/15/21[4]	314,000	319,495
Wynn Las Vegas LLC /
Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[4]	840,000	777,000
INTCOMEX, Inc.
13.25% due 12/15/14	775,000	775,000
Stanadyne Corp.
10.00% due 08/15/14	785,000	726,125
American Standard Americas
10.75% due 01/15/16[4]	520,000	546,000
Continental Airlines 2012-2 Class B
Pass Through Trust
5.50% due 10/29/20	500,000	516,250
Brunswick Corp.
4.63% due 05/15/21[4]	410,000	399,750
Snoqualmie Entertainment Authority
9.13% due 02/01/15[4]	405,000	398,925
Suburban Propane Partners
Limited Partnership/Suburban
Energy Finance Corp.
7.50% due 10/01/18	253,000	265,650
Stanadyne Holdings, Inc.
12.00% due 02/15/15[5]	225,000	135,000
Seminole Hard Rock Entertainment
Incorporated / Seminole Hard Rock
International LLC
5.88% due 05/15/21[4]	100,000	97,000
Total Consumer Discretionary		23,258,814
ENERGY - 13.4%
Bill Barrett Corp.
7.00% due 10/15/22	1,250,000	1,250,000
7.63% due 10/01/19	405,000	419,175
Penn Virginia Resource Partners
Limited Partnership / Penn Virginia
Resource Finance Corp.
8.25% due 04/15/18	1,500,000	1,563,750
Hiland Partners Limited Partnership /
Hiland Partners Finance Corp.
7.25% due 10/01/20[4]	1,500,000	1,544,999

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES P (HIGH YIELD SERIES)

	Face
	Amount	Value

BreitBurn Energy Partners Limited
Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	$1,250,000	$1,275,000
8.63% due 10/15/20	250,000	265,000
Midstates Petroleum Company
Incorporated / Midstates
Petroleum Co LLC
10.75% due 10/01/20[4]	1,475,000	1,482,375
Eagle Rock Energy Partners
Limited Partnership/Eagle Rock
Energy Finance Corp.
8.38% due 06/01/19	1,275,000	1,297,313
Crestwood Midstream Partners
Limited Partnership / Crestwood
Midstream Finance Corp.
7.75% due 04/01/19	1,000,000	1,030,000
Atlas Pipeline Partners Limited
Partnership / Atlas Pipeline
Finance Corp.
6.63% due 10/01/20[4]	1,000,000	1,002,500
Legacy Reserves Limited Partnership /
Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	505,000	521,413
6.63% due 12/01/21[4]	375,000	360,938
Gibson Energy, Inc.
6.75% due 07/15/21[4]	850,000	847,875
Magnum Hunter Resources Corp.
9.75% due 05/15/20[4]	375,000	380,625
Pacific Drilling S.A.
5.38% due 06/01/20[4]	325,000	303,875
Exterran Partners Limited
Partnership / EXLP Finance Corp.
6.00% due 04/01/21[4]	175,000	172,375
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	150,000	156,000
SemGroup, LP
8.75% due 11/15/15†††,1,4	1,700,000	—
Total Energy		13,873,213
FINANCIALS - 8.2%
Nelnet, Inc.
3.65% due 09/29/36[2]	3,000,000	2,190,000
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	1,500,000	1,372,526
Kennedy-Wilson, Inc.
8.75% due 04/01/19[4]	1,175,000	1,263,125
Nationstar Mortgage LLC /
Nationstar Capital Corp.
7.88% due 10/01/20[4]	900,000	954,000
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	900,000	873,634
GETCO Financing Escrow LLC
8.25% due 06/15/18[4]	585,000	552,825
Oxford Finance LLC / Oxford Finance
Company-Issuer, Inc.
7.25% due 01/15/18[4]	400,000	416,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	325,000	315,250
Jefferies LoanCore LLC /
JLC Finance Corp.
6.88% due 06/01/20[4]	300,000	291,000
Jefferies Finance LLC /
JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]	255,000	247,350
Total Financials		8,475,710
CONSUMER STAPLES - 7.4%
US Foods, Inc.
8.50% due 06/30/19	1,550,000	1,619,749
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	1,194,000	1,268,625
Harbinger Group, Inc.
7.88% due 07/15/19[4]	1,000,000	1,022,500
Central Garden and Pet Co.
8.25% due 03/01/18	1,000,000	1,012,500
Spectrum Brands Escrow Corp.
6.38% due 11/15/20[4]	775,000	811,813
Bumble Bee Holdco SCA
9.63% due 03/15/18[4]	600,000	624,000
Vector Group Ltd.
7.75% due 02/15/21	435,000	449,138
American Achievement Corp.
10.88% due 04/15/16[4]	330,000	329,175
ARAMARK Corp.
5.75% due 03/15/20[4]	300,000	306,750
Armored Autogroup, Inc.
9.25% due 11/01/18	300,000	275,250
Total Consumer Staples		7,719,500
MATERIALS - 5.2%
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC /
Reynolds Group Issuer Lu
5.75% due 10/15/20	1,525,000	1,536,438
APERAM
7.75% due 04/01/18[4]	1,280,000	1,216,000
TPC Group, Inc.
8.75% due 12/15/20[4]	930,000	950,925
KGHM International Ltd.
7.75% due 06/15/19[4]	725,000	735,875
Mirabela Nickel Ltd.
8.75% due 04/15/18[4]	610,000	481,900
Eldorado Gold Corp.
6.13% due 12/15/20[4]	465,000	448,725
Total Materials		5,369,863
INFORMATION TECHNOLOGY - 4.4%
First Data Corp.
8.75% due 01/15/22[4]	1,625,000	1,669,688
Eagle Midco, Inc.
9.00% due 06/15/18[4]	1,150,000	1,121,250
Aspect Software, Inc.
10.63% due 05/15/17	640,000	641,600
Stratus Technologies Bermuda Limited /
Stratus Technologies, Inc.
12.00% due 03/29/15	575	577,875

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES P (HIGH YIELD SERIES)

	Face
	Amount	Value

IAC
4.75% due 12/15/22[4]	$350,000	$330,750
Stream Global Services, Inc.
11.25% due 10/01/14[4]	270,000	272,700
Total Information Technology		4,613,863
INDUSTRIALS - 3.5%
CEVA Group plc
8.38% due 12/01/17[4]	1,250,000	1,224,999
FTI Consulting, Inc.
6.00% due 11/15/22[4]	787,500	797,344
Travelport LLC / Travelport Holdings, Inc.
13.88% due 03/01/16[4]	761,875	779,017
Victor Technologies Group, Inc.
9.00% due 12/15/17	625,000	673,438
Triumph Group, Inc.
8.00% due 11/15/17	100,000	105,250
Total Industrials		3,580,048
TELECOMMUNICATION SERVICES - 2.5%
DISH DBS Corp.
4.25% due 04/01/18[4]	975,000	955,500
Expo Event Transco, Inc.
9.00% due 06/15/21[4]	575,000	567,813
Unitymedia Hessen GmbH & Company KG /
Unitymedia NRW GmbH
5.50% due 01/15/23[4]	450,000	425,250
Clearwire Communications LLC /
Clearwire Finance, Inc.
12.00% due 12/01/15[4]	300,000	318,750
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	290,000	308,850
Total Telecommunication Services		2,576,163
UTILITIES - 2.0%
Elwood Energy LLC
8.16% due 07/05/26	1,092,575	1,139,009
Calpine Corp.
7.88% due 01/15/23[4]	450,000	483,750
LBC Tank Terminals Holding
Netherlands BV
6.88% due 05/15/23[4]	400,000	401,000
Total Utilities		2,023,759
HEALTH CARE - 1.2%
Biomet, Inc.
6.50% due 08/01/20[4]	1,000,000	1,030,625
Symbion, Inc.
11.00% due 08/23/15	136,751	136,067
Total Health Care		1,166,692
Total Corporate Bonds
(Cost $72,532,612)		72,657,625

SENIOR FLOATING RATE INTERESTS†† - 25.7%
CONSUMER DISCRETIONARY - 9.7%
Travelport Holdings Ltd.
6.25% due 06/21/19	2,550,000	2,518,124
9.50% due 01/31/16	885,100	906,121
Transtar Industries, Inc.
9.75% due 10/09/19	1,500,000	1,533,750
GCA Services Group, Inc.
9.25% due 11/01/20	1,500,000	1,522,500
IntraWest Holdings S.à r.l.
7.00% due 12/04/17	1,097,250	1,104,569
Endurance International Group, Inc.
10.25% due 05/09/20	750,000	753,750
SIRVA Worldwide, Inc.
7.50% due 03/27/19	600,000	588,000
Fleetpride Corp.
9.25% due 05/15/20	600,000	568,500
Edmentum, Inc.
6.00% due 05/17/18	296,250	296,250
Sutherland Global Services, Inc.
7.25% due 03/06/19	250,000	249,375
Total Consumer Discretionary		10,040,939
INFORMATION TECHNOLOGY - 4.5%
SumTotal Systems
6.25% due 11/16/18	1,492,500	1,496,231
7.25% due 11/16/18	3,750	3,759
Associated Partners, Inc.
6.70% due 12/21/15	1,400,000	1,400,000
Misys plc
12.00% due 06/06/19	700,000	791,000
Wall Street Systems
9.25% due 10/25/20	750,000	752,813
Applied Systems, Inc.
8.25% due 06/08/17	250,000	250,783
Total Information Technology		4,694,586
HEALTH CARE - 3.8%
Bausch & Lomb, Inc.
6.25% due 05/31/18	1,750,000	1,751,452
One Call Medical, Inc.
5.50% due 08/19/19	746,250	746,250
Apria Healthcare Group, Inc.
6.75% due 04/01/20	625,000	624,806
Merge Healthcare, Inc.
6.00% due 04/23/19	325,000	326,625
PRA International
10.50% due 06/10/19	250,000	253,125
Learning Care Group (US), Inc.
6.00% due 05/08/19	250,000	248,283
Total Health Care		3,950,541

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES P (HIGH YIELD SERIES)

	Face
	Amount	Value

CONSUMER STAPLES - 2.0%
AdvancePierre Foods, Inc.
9.50% due 10/02/17	$1,600,000	$1,624,000
Performance Food Group
6.25% due 11/07/19	250,000	247,500
CTI Foods Holding Co. LLC
due 06/14/19[6]	200,000	199,000
Total Consumer Staples		2,070,500
FINANCIALS - 1.7%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	935,455	944,810
National Financial Partners
due 06/19/20[6]	370,000	367,380
First Advantage Corp.
6.25% due 02/28/19	300,000	297,750
Knight/Getco
due 11/30/17[6]	200,000	196,750
Total Financials		1,806,690
UTILITIES - 1.5%
Astoria Generating Company
Acquisitions LLC
8.50% due 10/26/17	1,500,000	1,551,255
INDUSTRIALS - 0.9%
US Shipping Corp.
9.00% due 04/30/18	500,000	499,165
Panolam Industries International, Inc.
7.25% due 08/23/17	301,725	299,212
NaNa Development Corp.
8.00% due 03/15/18	150,000	150,375
Total Industrials		948,752
ENERGY - 0.9%
Panda Sherman
9.00% due 09/14/18	650,000	663,000
Rice Energy
8.50% due 10/25/18	250,000	249,375
Total Energy		912,375
TELECOMMUNICATION SERVICES - 0.7%
Avaya, Inc.
8.00% due 03/31/18	648,125	606,406
Cengage Learning Acquisitions, Inc.
5.70% due 07/31/17	140,000	103,016
Total Telecommunication Services		709,422
Total Senior Floating Rate Interests
(Cost $26,260,052)		26,685,060
CONVERTIBLE BONDS†† - 0.3%
ENERGY - 0.3%
USEC, Inc.
3.00% due 10/01/14	1,445,000	303,450
Total Convertible Bonds
(Cost $1,372,905)		303,450
Total Investments - 98.9%
(Cost $103,002,944)		$102,565,226
Other Assets & Liabilities, net - 1.1%		1,142,585
Total Net Assets - 100.0%		$103,707,811

*	Non-income producing security.
†	Value determined based on Level 1 inputs, except as noted — See Note 4.
††	Value determined based on Level 2 inputs, except as noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $48,761,254 (cost $48,909,947), or 47.0% of total net assets.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Security with no rate was unsettled at June 30, 2013.

plc — Public Limited Company

REIT — Real Estate Investment Trust

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $103,002,944)	$102,565,226
Cash	1,707,126
Prepaid expenses	9,626
Receivables:
Securities sold	3,332,877
Interest	1,555,721
Dividends	7,691
Fund shares sold	4,133
Other	38,500
Total assets	109,220,900
Liabilities:
Payable for:
Securities purchased	5,295,675
Fund shares redeemed	107,580
Management fees	68,006
Fund accounting/administration fees	8,614
Transfer agent/maintenance fees	3,529
Directors’ fees*	1,068
Miscellaneous	28,617
Total liabilities	5,513,089
Net assets	$103,707,811
Net assets consist of:
Paid in capital	$84,667,230
Undistributed net investment income	15,123,320
Accumulated net realized gain on investments	4,316,479
Net unrealized depreciation on investments	(399,218)
Net assets	$103,707,811
Capital shares outstanding	3,282,896
Net asset value per share	$31.59

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment income:
Interest	$5,043,354
Dividends	32,711
Total investment income	5,076,065

Expenses:
Management fees	483,306
Transfer agent/maintenance fees	13,039
Fund accounting/administration fees	61,218
Custodian fees	22,463
Directors’ fees*	5,593
Miscellaneous	87,244
Total expenses	672,863
Net investment income	4,403,202

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	2,020,671
Net realized gain	2,020,671
Net change in unrealized appreciation (depreciation) on:
Investments	(2,315,507)
Net change in unrealized appreciation (depreciation)	(2,315,507)
Net realized and unrealized loss	(294,836)
Net increase in net assets resulting from operations	$4,108,366

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$4,403,202	$8,959,071
Net realized gain on investments	2,020,671	4,777,534
Net change in unrealized appreciation (depreciation) on investments	(2,315,507)	3,950,334
Net increase in net assets resulting from operations	4,108,366	17,686,939

Capital share transactions:
Proceeds from sale of shares	11,949,518	67,473,900
Cost of shares redeemed	(50,602,921)	(65,064,117)
Net increase (decrease) from capital share transactions	(38,653,403)	2,409,783
Net increase (decrease) in net assets	(34,545,037)	20,096,722

Net assets:
Beginning of period	138,252,848	118,156,126
End of period	$103,707,811	$138,252,848
Undistributed net investment income at end of period	$15,123,320	$10,720,118

Capital share activity:
Shares sold	373,576	2,354,539
Shares redeemed	(1,587,152)	(2,272,280)
Net increase (decrease) in shares	(1,213,576)	82,259

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$30.75	$26.77	$26.78	$23.20	$13.37	$19.18
Income (loss) from investment operations:
Net investment income[b]	1.08	2.01	2.00	2.02	1.89	1.57
Net gain (loss) on investments
(realized and unrealized)	(.24)	1.97	(2.01)	1.56	7.94	(7.38)
Total from investment operations	.84	3.98	(.01)	3.58	9.83	(5.81)
Net asset value, end of period	$31.59	$30.75	$26.77	$26.78	$23.20	$13.37

Total Return[c]	2.73%	14.87%	(0.04%)	15.43%	73.52%	(30.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$103,708	$138,253	$118,156	$138,449	$139,132	$83,219
Ratios to average net assets:
Net investment income	6.83%	6.95%	7.34%	8.16%	10.24%	9.02%
Total expenses	1.04%	0.95%	0.93%	0.94%	0.94%	0.94%
Portfolio turnover rate	39%	95%	64%	56%	48%	33%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

FUND PROFILE (Unaudited)	June 30, 2013

SERIES Q (SMALL CAP VALUE SERIES)

OBJECTIVE:  Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 1, 2000

Ten Largest Holdings (% of Total Net Assets)

Hanover Insurance Group, Inc.	3.9%
Reinsurance Group of America, Inc. — Class A	2.4%
Home Loan Servicing Solutions Ltd.	2.1%
Cree, Inc.	2.1%
Covanta Holding Corp.	2.1%
UGI Corp.	1.9%
iRobot Corp.	1.9%
Brown Shoe Company, Inc.	1.8%
Horace Mann Educators Corp.	1.7%
Endurance Specialty Holdings Ltd.	1.6%
Top Ten Total	21.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 97.6%

FINANCIALS - 24.1%
Hanover Insurance Group, Inc.	97,280	$4,759,909
Reinsurance Group of America,
Inc. — Class A	42,575	2,942,358
Home Loan Servicing Solutions Ltd.	105,940	2,539,382
Horace Mann Educators Corp.	82,900	2,021,102
Endurance Specialty Holdings Ltd.	38,970	2,005,007
Campus Crest Communities, Inc.	137,770	1,589,866
Bancorp, Inc.*	104,390	1,564,806
Ocwen Financial Corp.*	35,741	1,473,244
1st Source Corp.	59,470	1,413,007
Safeguard Scientifics, Inc.*	76,600	1,229,430
PrivateBancorp, Inc. — Class A	57,022	1,209,437
Solar Senior Capital Ltd.	63,239	1,164,230
Employers Holdings, Inc.	39,710	970,909
Lexington Realty Trust	77,080	900,294
Navigators Group, Inc.*	15,540	886,402
AMERISAFE, Inc.	24,704	800,163
Berkshire Hills Bancorp, Inc.	24,730	686,505
Redwood Trust, Inc.	39,010	663,170
BancFirst Corp.	13,037	606,872
Total Financials		29,426,093
INDUSTRIALS - 19.7%
Covanta Holding Corp.	125,950	2,521,519
ICF International, Inc.*	59,690	1,880,832
Aegion Corp. — Class A*	76,918	1,731,425
Celadon Group, Inc.	84,479	1,541,741
Orbital Sciences Corp.*	83,161	1,444,507
Curtiss-Wright Corp.	37,120	1,375,667
Powell Industries, Inc.*	26,253	1,355,967
General Cable Corp.	43,236	1,329,507
Navigant Consulting, Inc.	102,340	1,228,080
Energy Recovery, Inc.*	270,940	1,118,983
Dynamic Materials Corp.	67,677	1,117,347
Sterling Construction Company, Inc.*	118,408	1,072,776
PMFG, Inc.*	154,970	1,072,392
Saia, Inc.*	34,378	1,030,294
KEYW Holding Corp.*	76,963	1,019,760
Great Lakes Dredge & Dock Corp.	127,103	993,945
DigitalGlobe, Inc.*	20,507	635,922
Global Power Equipment Group, Inc.	35,030	564,684
Marten Transport Ltd.	34,889	546,703
Vitran Corporation, Inc. — Class A*	71,480	467,479
Total Industrials		24,049,530
INFORMATION TECHNOLOGY - 15.8%
Cree, Inc.*	39,720	2,536,518
Carbonite, Inc.*	152,960	1,895,174
IXYS Corp.	151,050	1,670,613
Global Cash Access Holdings, Inc.*	254,110	1,590,728
Insight Enterprises, Inc.*	85,149	1,510,543
Maxwell Technologies, Inc.*	205,229	1,467,388
RF Micro Devices, Inc.*	232,400	1,243,340
Global Payments, Inc.	25,640	1,187,645
Digi International, Inc.*	125,839	1,179,112
Spansion, Inc. — Class A*	75,380	943,758
Silicon Graphics International Corp.*	67,470	902,749
Semtech Corp.*	21,320	746,840
Multi-Fineline Electronix, Inc.*	49,410	731,762
Mercury Systems, Inc.*	58,760	541,767
Symmetricom, Inc.*	92,641	415,958
OmniVision Technologies, Inc.*	21,800	406,570
Euronet Worldwide, Inc.*	10,508	334,785
Total Information Technology		19,305,250
CONSUMER DISCRETIONARY - 13.5%
iRobot Corp.*	57,205	2,275,043
Brown Shoe Company, Inc.	101,000	2,174,531
International Speedway Corp. — Class A	62,060	1,953,028
Chico’s FAS, Inc.	97,640	1,665,738
Maidenform Brands, Inc.*	86,340	1,496,272
DeVry, Inc.	42,670	1,323,623
Cabela’s, Inc.*	20,040	1,297,790
Guess?, Inc.	34,178	1,060,543
Jones Group, Inc.	73,767	1,014,296
Scholastic Corp.	33,764	988,948
Gentex Corp.	30,850	711,093
Coldwater Creek, Inc.*	162,033	405,083
Rent-A-Center, Inc. — Class A	3,162	118,733
Total Consumer Discretionary		16,484,721
ENERGY - 8.2%
Clayton Williams Energy, Inc.*	40,597	1,765,969
Abraxas Petroleum Corp.*	742,630	1,559,522
PDC Energy, Inc.*	27,792	1,430,732
Goodrich Petroleum Corp.*	103,896	1,329,869
Oasis Petroleum, Inc.*	33,380	1,297,481
Resolute Energy Corp.*	124,060	989,999
Sanchez Energy Corp.*	31,679	727,350
C&J Energy Services, Inc.*	32,430	628,169
Energy XXI Bermuda Ltd.	12,020	266,604
Total Energy		9,995,695
HEALTH CARE - 5.1%
Invacare Corp.	101,950	1,464,002
Greatbatch, Inc.*	44,591	1,462,139
Emergent Biosolutions, Inc.*	87,240	1,258,001
Kindred Healthcare, Inc.*	65,010	853,581
Alere, Inc.*	27,045	662,603
Discovery Laboratories, Inc.*	347,320	527,926
Total Health Care		6,228,252
MATERIALS - 5.0%
Coeur Mining, Inc.*	125,000	1,662,500
Zoltek Companies, Inc.*	123,060	1,588,705
Landec Corp.*	101,554	1,341,528
Allied Nevada Gold Corp.*	164,900	1,068,552
Globe Specialty Metals, Inc.	38,080	413,930
Total Materials		6,075,215

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value

UTILITIES - 4.5%
UGI Corp.	59,140	$2,312,965
Black Hills Corp.	29,180	1,422,525
South Jersey Industries, Inc.	19,650	1,128,107
MDU Resources Group, Inc.	25,365	657,207
Total Utilities		5,520,804
CONSUMER STAPLES - 1.7%
Central Garden and Pet Co. — Class A*	145,502	1,003,964
Darling International, Inc.*	51,346	958,116
Central Garden and Pet Co.*	19,047	135,234
Total Consumer Staples		2,097,314
Total Common Stocks
(Cost $97,247,777)		119,182,874

CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.[1]	116,667	10,254
Total Convertible Preferred Stocks
(Cost $111,410)		10,254
WARRANTS†† - 0.0%
Horizon Pharma, Inc.
$4.58, 09/20/17*	98,150	16,686
Total Warrants
(Cost $ —)		16,686

	Face
	Amount
CONVERTIBLE BONDS†† - 0.4%
INDUSTRIALS - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$600,000	532,875
Total Convertible Bonds
(Cost $520,253)		532,875
Total Investments - 98.0%
(Cost $97,879,440)		$119,742,689
Other Assets & Liabilities, net - 2.0%		2,436,902
Total Net Assets - 100.0%		$122,179,591

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments, at value
(cost $97,879,440)	$119,742,689
Cash	2,059,690
Prepaid expenses	258
Receivables:
Fund shares sold	821,296
Dividends	130,533
Interest	2,459
Total assets	122,756,925
Liabilities:
Payable for:
Securities purchased	316,012
Fund shares redeemed	139,213
Management fees	95,583
Fund accounting/administration fees	9,558
Transfer agent/maintenance fees	4,416
Directors’ fees*	2,583
Miscellaneous	9,969
Total liabilities	577,334
Net assets	$122,179,591
Net assets consist of:
Paid in capital	$80,156,570
Accumulated net investment loss	(9,323)
Accumulated net realized gain on investments	20,169,095
Net unrealized appreciation on investments	21,863,249
Net assets	$122,179,591
Capital shares outstanding	2,767,284
Net asset value per share	$44.15

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment income:
Dividends	$624,478
Interest	39,041
Total investment income	663,519

Expenses:
Management fees	567,446
Transfer agent/maintenance fees	12,963
Fund accounting/administration fees	56,743
Directors’ fees*	6,521
Custodian fees	4,534
Miscellaneous	29,481
Total expenses	677,688
Net investment loss	(14,169)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,963,980
Options written	50,974
Net realized gain	7,014,954
Net change in unrealized appreciation (depreciation) on:
Investments	9,688,141
Net change in unrealized appreciation (depreciation)	9,688,141
Net realized and unrealized gain	16,703,095
Net increase in net assets resulting from operations	$16,688,926

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(14,169)	$(216)
Net realized gain on investments	7,014,954	13,132,892
Net change in unrealized appreciation (depreciation) on investments	9,688,141	6,581,360
Net increase in net assets resulting from operations	16,688,926	19,714,036

Capital share transactions:
Proceeds from sale of shares	8,432,491	24,611,705
Cost of shares redeemed	(14,343,466)	(40,510,807)
Net decrease from capital share transactions	(5,910,975)	(15,899,102)
Net increase in net assets	10,777,951	3,814,934

Net assets:
Beginning of period	111,401,640	107,586,706
End of period	$122,179,591	$111,401,640
(Accumulated)/Undistributed net investment (loss)/income at end of period	$(9,323)	$4,846

Capital share activity:
Shares sold	199,668	684,270
Shares redeemed	(337,215)	(1,132,592)
Net decrease in shares	(137,547)	(448,322)

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009[f]	2008
Per Share Data
Net asset value, beginning of period	$38.35	$32.09	$33.64	$27.60	$17.70	$28.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(—)[c]	(.10)	(.06)	(.01)	.06
Net gain (loss) on investments
(realized and unrealized)	5.81	6.26	(1.45)	6.10	9.91	(11.18)
Total from investment operations	5.80	6.26	(1.55)	6.04	9.90	(11.12)
Net asset value, end of period	$44.15	$38.35	$32.09	$33.64	$27.60	$17.70

Total Return[d]	15.12%	19.51%	(4.61%)	21.88%	55.93%	(38.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,180	$111,402	$107,587	$126,827	$125,460	$85,944
Ratios to average net assets:
Net investment income (loss)	(0.02%)	(0.00%)[e]	(0.29%)	(0.22%)	(0.02%)	0.24%
Total expenses	1.13%	1.15%	1.12%	1.12%	1.14%	1.19%
Portfolio turnover rate	14%	44%	51%	38%	126%	25%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment loss is less than $0.01 per share.
[d]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[e]	Net investment loss ratio is less than 0.01%.
[f]	Security Investors, LLC became the advisor of Series Q effective February 9, 2009. Prior to February 9, 2009, Wells Capital Management, Inc. sub-advised the Series.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

FUND PROFILE (Unaudited)	June 30, 2013

SERIES V (MID CAP VALUE SERIES)

OBJECTIVE:  Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:  May 1, 1997

Ten Largest Holdings (% of Total Net Assets)

Hanover Insurance Group, Inc.	4.4%
Computer Sciences Corp.	3.0%
Reinsurance Group of America, Inc. — Class A	2.6%
Owens-Illinois, Inc.	2.6%
Covanta Holding Corp.	2.4%
American Financial Group, Inc.	2.3%
WR Berkley Corp.	2.3%
Bunge Ltd.	2.1%
Cree, Inc.	2.1%
Cameco Corp.	2.0%
Top Ten Total	25.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

92 | the GUGGENHEIM FUNDS SEMI-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

COMMON STOCKS† - 97.3%

FINANCIALS - 26.2%
Hanover Insurance Group, Inc.	249,360	$12,201,184
Reinsurance Group of America,
Inc. — Class A	106,227	7,341,348
American Financial Group, Inc.	130,380	6,376,886
WR Berkley Corp.	154,920	6,330,031
Alleghany Corp.*	13,617	5,219,532
Northern Trust Corp.	78,400	4,539,360
Endurance Specialty Holdings Ltd.	72,896	3,750,499
Ocwen Financial Corp.*	88,671	3,655,019
Lexington Realty Trust	254,053	2,967,339
Huntington Bancshares, Inc.	357,220	2,814,895
Home Loan Servicing Solutions Ltd.	98,753	2,367,109
Employers Holdings, Inc.	91,760	2,243,532
Zions Bancorporation	64,180	1,853,518
SVB Financial Group*	21,020	1,751,386
FirstMerit Corp.	83,015	1,662,790
City National Corp.	24,780	1,570,309
First Niagara Financial Group, Inc.	144,430	1,454,410
First Midwest Bancorp, Inc.	102,473	1,405,930
Wintrust Financial Corp.	34,030	1,302,668
Investors Real Estate Trust	133,340	1,146,724
Redwood Trust, Inc.	61,138	1,039,346
Bimini Capital Management,
Inc. — Class A*	95,905	27,812
Total Financials		73,021,627
INDUSTRIALS - 16.2%
Covanta Holding Corp.	327,620	6,558,952
URS Corp.	116,500	5,501,130
Quanta Services, Inc.*	207,260	5,484,100
Aegion Corp. — Class A*	200,700	4,517,757
Navigant Consulting, Inc.*	347,040	4,164,480
Orbital Sciences Corp.*	209,464	3,638,390
General Cable Corp.	108,366	3,332,255
ICF International, Inc.*	88,000	2,772,880
Saia, Inc.*	88,920	2,664,932
Babcock & Wilcox Co.	70,442	2,115,373
DigitalGlobe, Inc.*	53,813	1,668,741
Towers Watson & Co. — Class A	18,451	1,511,875
United Stationers, Inc.	37,810	1,268,526
Thermoenergy Corp.*	905,961	27,269
Total Industrials		45,226,660
INFORMATION TECHNOLOGY - 11.7%
Computer Sciences Corp.	192,100	8,408,217
Cree, Inc.*	91,090	5,817,007
IXYS Corp.	488,690	5,404,911
RF Micro Devices, Inc.*	580,670	3,106,585
Maxwell Technologies, Inc.*	387,650	2,771,698
Global Payments, Inc.	58,780	2,722,690
Semtech Corp.*	49,360	1,729,081
Symmetricom, Inc.*	213,105	956,841
OmniVision Technologies, Inc.*	50,020	932,873
Euronet Worldwide, Inc.*	24,083	767,284
Total Information Technology		32,617,187
CONSUMER DISCRETIONARY - 10.3%
Brown Shoe Company, Inc.	241,761	5,205,114
Chico’s FAS, Inc.	230,160	3,926,530
Cabela’s, Inc.*	48,720	3,155,107
Jack in the Box, Inc.*	69,860	2,744,799
Jones Group, Inc.	189,844	2,610,355
Maidenform Brands, Inc.*	142,060	2,461,900
Guess?, Inc.	79,069	2,453,511
Scholastic Corp.	78,384	2,295,867
DeVry, Inc.	63,027	1,955,098
Gentex Corp.	71,730	1,653,376
Rent-A-Center, Inc. — Class A	7,260	272,613
HydroGen Corp.*,2	672,346	8,741
Total Consumer Discretionary		28,743,011
ENERGY - 9.3%
Cameco Corp.	270,230	5,582,952
Whiting Petroleum Corp.*	87,050	4,012,135
McDermott International, Inc.*	385,751	3,155,443
Oasis Petroleum, Inc.*	75,550	2,936,629
Goodrich Petroleum Corp.*	219,877	2,814,426
Resolute Energy Corp.*	254,600	2,031,708
Sanchez Energy Corp.*	72,513	1,664,898
Superior Energy Services, Inc.*	59,700	1,548,618
C&J Energy Services, Inc.*	74,630	1,445,583
Energy XXI Bermuda Ltd.	27,680	613,942
Total Energy		25,806,334
MATERIALS - 8.7%
Owens-Illinois, Inc.*	256,010	7,114,518
Sonoco Products Co.	134,490	4,649,319
Coeur Mining, Inc.*	286,480	3,810,184
Zoltek Companies, Inc.*	214,990	2,775,521
Landec Corp.*	187,400	2,475,554
Allied Nevada Gold Corp.*	367,720	2,382,826
Globe Specialty Metals, Inc.	99,240	1,078,739
Total Materials		24,286,661
Utilities - 5.4%
Black Hills Corp.	84,250	4,107,188
Great Plains Energy, Inc.	154,315	3,478,260
UGI Corp.	77,999	3,050,541
Pepco Holdings, Inc.	134,040	2,702,246
MDU Resources Group, Inc.	63,731	1,651,270
Total Utilities		14,989,505
CONSUMER STAPLES - 4.9%
Bunge Ltd.	84,563	5,984,524
Hormel Foods Corp.	86,300	3,329,454
Darling International, Inc.*	131,997	2,463,064
JM Smucker Co.	18,080	1,864,952
Total Consumer Staples		13,641,994

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES V (MID CAP VALUE SERIES)

	Shares	Value

HEALTH CARE - 4.6%
Universal Health Services,
Inc. — Class B	51,140	$3,424,335
MEDNAX, Inc.*	31,635	2,897,133
Hologic, Inc.*	146,044	2,818,649
Kindred Healthcare, Inc.*	160,530	2,107,759
Alere, Inc.*	61,986	1,518,657
Forest Laboratories, Inc.*	1,820	74,620
Total Health Care		12,841,153
Total Common Stocks
(Cost $218,532,616)		271,174,132

CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.[1]	308,333	27,100
Total Convertible Preferred Stocks
(Cost $294,438)		27,100

	Face
	Amount
CONVERTIBLE BONDS†† - 0.5%
INDUSTRIALS - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$1,450,000	1,287,781
Total Convertible Bonds
(Cost $1,266,363)		1,287,781
Total Investments - 97.8%
(Cost $220,093,417)		$272,489,013
Other Assets & Liabilities, net - 2.2%		6,258,494
Total Net Assets - 100.0%		$278,747,507

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Affiliated issuer — See Note 10.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $217,521,842)	$272,480,272
Investments in affiliated issuers, at value
(cost $2,571,575)	8,741
Total investments
(cost $220,093,417)	272,489,013
Cash	5,535,375
Prepaid expenses	588
Receivables:
Securities sold	1,840,718
Dividends	339,828
Interest	5,943
Fund shares sold	5,036
Total assets	280,216,501
Liabilities:
Payable for:
Securities purchased	1,089,067
Management fees	173,348
Fund shares redeemed	154,569
Fund accounting/administration fees	21,957
Directors’ fees*	4,526
Transfer agent/maintenance fees	3,967
Miscellaneous	21,560
Total liabilities	1,468,994
Net assets	$278,747,507
Net assets consist of:
Paid in capital	$194,973,108
Undistributed net investment income	1,562,283
Accumulated net realized gain on investments	29,816,520
Net unrealized appreciation on investments	52,395,596
Net assets	$278,747,507
Capital shares outstanding	3,855,490
Net asset value per share	$72.30

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $3,884)	$1,630,453
Interest	96,432
Total investment income	1,726,885

Expenses:
Management fees	1,022,181
Transfer agent/maintenance fees	12,925
Fund accounting/administration fees	129,474
Directors’ fees*	13,164
Custodian fees	3,648
Miscellaneous	68,672
Total expenses	1,250,064
Net investment income	476,821

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	12,329,078
Options written	129,114
Net realized gain	12,458,192
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	25,508,286
Investments in affiliated issuers	404
Net change in unrealized appreciation (depreciation)	25,508,690
Net realized and unrealized gain	37,966,882
Net increase in net assets resulting from operations	$38,443,703

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

SERIES V (MID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012
Increase (Decrease) In Net Assets From Operations:
Net investment income	$476,821	$1,085,462
Net realized gain on investments	12,458,192	17,394,677
Net change in unrealized appreciation (depreciation) on investments	25,508,690	21,887,847
Net increase in net assets resulting from operations	38,443,703	40,367,986

Capital share transactions:
Proceeds from sale of shares	8,901,482	18,437,679
Cost of shares redeemed	(18,403,748)	(59,619,776)
Net decrease from capital share transactions	(9,502,266)	(41,182,097)
Net increase (decrease) in net assets	28,941,437	(814,111)

Net assets:
Beginning of period	249,806,070	250,620,181
End of period	$278,747,507	$249,806,070
Undistributed net investment income at end of period	$1,562,283	$1,085,462

Capital share activity:
Shares sold	128,784	310,203
Shares redeemed	(263,796)	(1,008,533)
Net decrease in shares	(135,012)	(698,330)

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (MID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$62.60	$53.45	$57.78	$49.05	$34.08	$47.64
Income (loss) from investment operations:
Net investment income[b]	.12	.25	.15	.39	.38	.49
Net gain (loss) on investments
(realized and unrealized)	9.58	8.90	(4.48)	8.34	14.59	(14.05)
Total from investment operations	9.70	9.15	(4.33)	8.73	14.97	(13.56)
Net asset value, end of period	$72.30	$62.60	$53.45	$57.78	$49.05	$34.08

Total Return[c]	15.49%	17.12%	(7.49%)	17.80%	43.93%	(28.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$278,748	$249,806	$250,620	$316,418	$304,730	$244,884
Ratios to average net assets:
Net investment income	0.35%	0.43%	0.26%	0.75%	0.97%	1.15%
Total expenses	0.92%	0.93%	0.90%	0.90%	0.91%	0.91%
Portfolio turnover rate	12%	24%	28%	25%	29%	56%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

FUND PROFILE (Unaudited)	June 30, 2013

SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 15, 1997

Ten Largest Holdings (% of Total Net Assets)

Geer Mountain Financing Ltd. — Class A1	2.3%
iShares Russell 2000 Growth ETF	2.2%
Floating Rate Strategies Fund Institutional Class	1.9%
Macro Opportunities Fund Institutional Class	1.8%
Newcastle CDO Ltd.	1.6%
Brentwood CLO Corp.	1.2%
KKR Financial CLO 2007-1 Corp. — Class D	1.2%
N-Star REL CDO VIII Ltd. — Class A1	1.1%
Ras Laffan Liquefied Natural Gas Company Limited III	1.1%
Glencore Funding LLC	1.0%
Top Ten Total	15.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 21.4%

Information Technology - 6.1%
Microsemi Corp.*	5,777	$131,426
Anixter International, Inc.*	1,616	122,509
ValueClick, Inc.*	3,804	93,883
Ciena Corp.*	4,635	90,012
Power Integrations, Inc.	2,128	86,312
iGATE Corp.*	5,135	84,317
QLogic Corp.*	8,649	82,684
CSG Systems International, Inc.	3,803	82,524
Fair Isaac Corp.	1,742	79,836
NetScout Systems, Inc.*	3,395	79,239
ViaSat, Inc.*	1,037	74,104
SunEdison, Inc.*	8,803	71,920
comScore, Inc.*	2,908	70,926
Heartland Payment Systems, Inc.	1,886	70,254
CACI International, Inc. — Class A*	1,019	64,696
RF Micro Devices, Inc.*	11,630	62,221
Plexus Corp.*	1,937	57,897
Semtech Corp.*	1,610	56,398
Badger Meter, Inc.	1,237	55,108
ADTRAN, Inc.	2,072	50,992
Micrel, Inc.	5,152	50,902
Cognex Corp.	1,118	50,556
Forrester Research, Inc.	1,372	50,339
FEI Co.	680	49,633
Cardtronics, Inc.*	1,767	48,769
NETGEAR, Inc.*	1,400	42,756
Synaptics, Inc.*	1,107	42,686
Littelfuse, Inc.	513	38,275
Cabot Microelectronics Corp.*	1,060	34,991
Manhattan Associates, Inc.*	445	34,336
Take-Two Interactive Software, Inc.*	2,205	33,009
Dealertrack Technologies, Inc.*	910	32,241
MTS Systems Corp.	548	31,017
Sourcefire, Inc.*	525	29,164
CommVault Systems, Inc.*	384	29,142
EPIQ Systems, Inc.	2,095	28,220
ACI Worldwide, Inc.*	583	27,098
Volterra Semiconductor Corp.*	1,854	26,178
MAXIMUS, Inc.	349	25,994
Daktronics, Inc.	2,523	25,886
Mentor Graphics Corp.	1,324	25,884
Plantronics, Inc.	549	24,112
FARO Technologies, Inc.*	712	24,080
Veeco Instruments, Inc.*	646	22,881
Total Information Technology		2,395,407
INDUSTRIALS - 5.0%
Actuant Corp. — Class A	3,088	101,811
Brink’s Co.	3,514	89,642
EnPro Industries, Inc.*	1,749	88,779
SkyWest, Inc.	5,932	80,320
Alaska Air Group, Inc.*	1,488	77,376
Belden, Inc.	1,449	72,349
Deluxe Corp.	2,048	70,963

United Stationers, Inc.	1,969	66,060
Werner Enterprises, Inc.	2,511	60,691
Heartland Express, Inc.	4,253	58,989
Tetra Tech, Inc.*	2,248	52,850
Standex International Corp.	934	49,269
Simpson Manufacturing Company, Inc.	1,651	48,573
Woodward, Inc.	1,131	45,240
Dycom Industries, Inc.*	1,898	43,920
HNI Corp.	1,144	41,264
Kaman Corp.	1,171	40,469
Avis Budget Group, Inc.*	1,405	40,394
Knight Transportation, Inc.	2,213	37,223
Lindsay Corp.	496	37,190
CIRCOR International, Inc.	728	37,026
National Presto Industries, Inc.	513	36,951
John Bean Technologies Corp.	1,734	36,431
AO Smith Corp.	997	36,171
Genesee & Wyoming, Inc. — Class A*	417	35,378
II-VI, Inc.*	2,115	34,390
Allegiant Travel Co. — Class A	315	33,387
Watsco, Inc.	386	32,409
Mueller Industries, Inc.	634	31,973
ESCO Technologies, Inc.	984	31,862
Comfort Systems USA, Inc.	2,109	31,466
AZZ, Inc.	804	31,002
Old Dominion Freight Line, Inc.*	737	30,674
Acuity Brands, Inc.	392	29,604
Corporate Executive Board Co.	455	28,765
US Airways Group, Inc.*	1,689	27,733
Moog, Inc. — Class A*	534	27,517
American Science & Engineering, Inc.	475	26,600
Hub Group, Inc. — Class A*	714	26,004
Powell Industries, Inc.*	502	25,928
Exponent, Inc.	433	25,595
Cubic Corp.	524	25,204
USG Corp.*	1,085	25,009
CLARCOR, Inc.	479	25,009
Herman Miller, Inc.	894	24,201
Total Industrials		1,959,661
HEALTH CARE - 4.8%
Cubist Pharmaceuticals, Inc.*	3,086	149,054
Align Technology, Inc.*	3,720	137,788
Centene Corp.*	2,299	120,605
Questcor Pharmaceuticals, Inc.	2,309	104,967
WellCare Health Plans, Inc.*	1,646	91,435
Owens & Minor, Inc.	2,667	90,225
Integra LifeSciences Holdings Corp.*	2,338	85,641
Magellan Health Services, Inc.*	1,524	85,466
Molina Healthcare, Inc.*	2,283	84,882
Quality Systems, Inc.	4,171	78,039
HMS Holdings Corp.*	3,270	76,191
PAREXEL International Corp.*	1,656	76,077
Amsurg Corp. — Class A*	2,091	73,395
AMN Healthcare Services, Inc.*	4,954	70,941
Haemonetics Corp.*	1,509	62,397
STERIS Corp.	1,247	53,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

	Shares	Value

West Pharmaceutical Services, Inc.	728	$51,149
LHC Group, Inc.*	2,034	39,826
Analogic Corp.	526	38,309
Symmetry Medical, Inc.*	4,165	35,069
Cantel Medical Corp.	954	32,312
Masimo Corp.	1,520	32,224
Corvel Corp.*	1,066	31,202
Ensign Group, Inc.	820	28,880
Meridian Bioscience, Inc.	1,219	26,209
Hi-Tech Pharmacal Company, Inc.	765	25,398
Bio-Reference Labs, Inc.*	877	25,214
Landauer, Inc.	514	24,831
Computer Programs & Systems, Inc.	498	24,472
Total Health Care		1,855,669
CONSUMER DISCRETIONARY - 2.9%
Brunswick Corp.	3,413	109,045
Jack in the Box, Inc.*	1,865	73,277
HSN, Inc.	1,299	69,782
Buckle, Inc.	1,209	62,892
DineEquity, Inc.	862	59,366
Aeropostale, Inc.*	4,162	57,436
Cabela’s, Inc.*	884	57,248
Sonic Corp.*	3,598	52,387
Outerwall, Inc.*	845	49,576
Cracker Barrel Old Country Store, Inc.	495	46,857
Jos. A. Bank Clothiers, Inc.*	1,046	43,221
Crocs, Inc.*	2,558	42,207
Men’s Wearhouse, Inc.	957	36,222
Pool Corp.	652	34,171
CEC Entertainment, Inc.	761	31,231
Sturm Ruger & Company, Inc.	601	28,872
Texas Roadhouse, Inc. — Class A	1,041	26,046
Cato Corp. — Class A	1,033	25,784
Cheesecake Factory, Inc.	611	25,595
Interval Leisure Group, Inc.	1,274	25,378
Sotheby’s	668	25,324
Hillenbrand, Inc.	1,065	25,251
Children’s Place Retail Stores, Inc.*	459	25,153
Red Robin Gourmet Burgers, Inc.*	445	24,555
Ryland Group, Inc.	592	23,739
Ethan Allen Interiors, Inc.	798	22,982
Total Consumer Discretionary		1,103,597
CONSUMER STAPLES - 1.4%
TreeHouse Foods, Inc.*	1,542	101,062
Prestige Brands Holdings, Inc.*	2,249	65,536
Tootsie Roll Industries, Inc.	1,889	60,032
B&G Foods, Inc. — Class A	1,539	52,403
Darling International, Inc.*	2,674	49,897
United Natural Foods, Inc.*	919	49,617
Sanderson Farms, Inc.	695	46,162
Casey’s General Stores, Inc.	613	36,878
Snyders-Lance, Inc.	1,243	35,314
Lancaster Colony Corp.	311	24,255
Central Garden and Pet Co. — Class A*	3,379	23,315
Total Consumer Staples		544,471

ENERGY - 1.2%
Dril-Quip, Inc.*	1,597	144,193
ION Geophysical Corp.*	20,442	123,061
Northern Oil and Gas, Inc.*	6,707	89,472
Gulfport Energy Corp.*	1,503	70,746
Matrix Service Co.*	1,550	24,149
Total Energy		451,621
Total Common Stocks
(Cost $8,057,986)		8,310,426

EXCHANGE TRADED FUNDS† - 2.2%
iShares Russell 2000 Growth ETF	7,500	836,325
Total Exchange Traded Funds
(Cost $841,708)		836,325

MUTUAL FUNDS† - 3.7%
Floating Rate Strategies Fund
Institutional Class[6]	26,941	715,819
Macro Opportunities Fund
Institutional Class[6]	26,120	694,804
Total Mutual Funds
(Cost $1,455,347)		1,410,623

SHORT TERM INVESTMENTS†† - 29.4%
Dreyfus Treasury Prime Cash
Management Fund	11,346,382	11,346,382
Total Short Term Investments
(Cost $11,346,382)		11,346,382

	Face
	Amount
ASSET BACKED SECURITIES†† - 9.8%
Geer Mountain Financing Ltd. 2007-1A,
0.59% due 04/01/14[1,2]	$900,000	892,259
Newcastle CDO Ltd.
0.45% due 05/25/52	619,733	601,941
Brentwood CLO Corp. 2006-1A,
0.54% due 02/01/22[1,2]	270,728	264,241
1.09% due 02/01/22[1,2]	250,000	217,194
KKR Financial CLO Corp. 2007-1A,
2.53% due 05/15/21[1,2]	500,000	460,990
N-Star REL CDO VIII Ltd. 2006-8A,
0.48% due 02/01/41[1,2]	464,000	430,522
FM Leveraged Capital Fund II 2006-2A,
1.88% due 11/15/20[1,2]	250,000	249,535
Race Point IV CLO Ltd. 2007-4A,
1.02% due 08/01/21[1,2]	250,000	228,304
Legg Mason Real Estate
CDO I Ltd. 2006-1A,
0.47% due 03/25/38[1,2]	178,761	174,419
Northwoods Capital Vii Ltd. 2006-7A
1.83% due 10/22/21[1,2]	180,000	162,672
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/37[1]	103,042	92,686
Total Asset Backed Securities
(Cost $3,805,241)		3,774,763

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

	Face
	Amount	Value

CORPORATE BONDS†† - 9.1%
FINANCIALS - 3.2%
Ford Motor Credit Company LLC
7.00% due 04/15/15	$300,000	$325,232
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	290,000	304,120
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,3]	280,000	261,100
Icahn Enterprises Limited
Partnership / Icahn Enterprises
Finance Corp.
7.75% due 01/15/16	120,000	123,900
Mack-Cali Realty, LP
5.13% due 02/15/14	120,000	122,790
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/15[2]	90,000	98,330
Total Financials		1,235,472
INDUSTRIALS - 2.9%
Glencore Funding LLC
1.43% due 05/27/16[1,2]	405,000	394,358
Rio Tinto Finance USA plc
1.11% due 06/17/16[1]	280,000	279,916
International Lease Finance Corp.
2.22% due 06/15/16[1]	200,000	198,500
Anglo American Capital plc
9.38% due 04/08/14[2]	130,000	137,804
Penn Virginia Resource Partners Limited
Partnership / Penn Virginia Resource
Finance Corporation II
6.50% due 05/15/21[2]	70,000	67,375
ServiceMaster Co.
7.00% due 08/15/20	60,000	56,925
Total Industrials		1,134,878
MATERIALS - 1.2%
Barrick Gold Corp.
2.50% due 05/01/18[2]	280,000	251,268
Reynolds Group Issuer Incorporated
5.75% due 10/15/20	210,000	211,575
Total Materials		462,843
ENERGY - 1.1%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/16[2]	395,556	420,278
CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	110,000	112,475
INFORMATION TECHNOLOGY - 0.3%
iGATE Corp.
9.00% due 05/01/16	65,000	67,600
First Data Corp.
6.75% due 11/01/20[2]	35,000	35,613
Total Information Technology		103,213

CONSUMER DISCRETIONARY - 0.1%
Sabre, Inc.
8.50% due 05/15/19[2]	50,000	53,250
Total Corporate Bonds
(Cost $3,632,860)		3,522,409

U.S. GOVERNMENT SECURITIES† - 7.0%
U.S. Treasury Bill
0.00% due 07/18/13	1,125,000	1,124,987
0.00% due 07/11/13	900,000	899,995
0.00% due 07/25/13	675,000	674,992
Total U.S. Treasury Bill		2,699,974
Total U.S. Government Securities
(Cost $2,699,988)		2,699,974

SENIOR FLOATING RATE INTERESTS†† - 6.9%
FINANCIALS - 1.9%
National Financial Partners
due 06/19/20[4]	280,000	278,017
Knight/Getco
due 11/30/17[4]	225,000	221,344
Cunningham Lindsey U.S., Inc.
due 12/10/19[4]	125,000	124,531
Level 3 Financing, Inc.
4.75% due 08/01/19	100,000	99,906
Total Financials		723,798
CONSUMER DISCRETIONARY - 1.6%
Travelport Holdings Ltd.
6.25% due 06/21/19	220,000	217,250
Blue Coat Systems, Inc.
4.50% due 02/15/18	160,000	158,933
Warner Music Group
due 07/07/20[4]	110,000	108,533
3.75% due 07/07/20	40,000	39,700
Compucom Systems, Inc.
4.25% due 05/07/20	100,000	98,250
Total Consumer Discretionary		622,666
INFORMATION TECHNOLOGY - 1.5%
Go Daddy Operating Company LLC
4.25% due 12/17/18	235,869	234,322
ION Trading Technologies Ltd.
4.50% due 05/22/20	140,000	139,066
CCC Information Services, Inc.
5.25% due 12/20/19	100,000	99,083
First Data Corp.
4.19% due 03/23/18	100,000	97,375
Total Information Technology		569,846
INDUSTRIALS - 0.6%
Thermasys Corp.
5.25% due 05/03/19	140,000	139,580
US Air, Inc.
4.25% due 05/23/19	110,000	108,579
Total Industrials		248,159

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

	Face
	Amount	Value

ENERGY - 0.5%
Pacific Drilling
4.50% due 05/18/18	$110,000	$109,478
EquiPower Resources Holdings LLC
due 12/31/19[4]	100,000	99,125
Total Energy		208,603
TELECOMMUNICATION SERVICES - 0.5%
Univision Communications, Inc.
4.50% due 02/28/20	99,750	98,728
4.00% due 03/01/20	99,750	97,609
Total Telecommunication Services		196,337
HEALTH CARE - 0.3%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	100,000	100,282
Total Senior Floating Rate Interests
(Cost $2,688,491)		2,669,691

MORTGAGE BACKED SECURITIES†† - 0.9%
Banc of America Large Loan
Trust 2007-BMB1
1.29% due 08/15/29[1,2]	180,000	178,357
GCCFC Commercial Mortgage Trust
2006-FL4A, 0.42% due 11/05/21	180,000	174,710
Total Mortgage Backed Securities
(Cost $352,013)		353,067

MUNICIPAL BONDS†† - 0.8%
NEW YORK - 0.8%
City of New York New York General
Obligation Unlimited
0.36% due 04/01/35[1]	290,000	290,000
Total Municipal Bonds
(Cost $290,000)		290,000

COMMERCIAL PAPER†† - 8.2%
CBS Corp.
0.23% due 07/01/13[2]	450,000	450,000
Bemis Company, Inc.
0.30% due 07/02/13[2]	450,000	449,996
Aegon N.V.
0.27% due 07/08/13[2]	450,000	449,976
Pentair Finance S.A.
0.29% due 07/10/13[2]	450,000	449,968
Dr Pepper Snapple Group, Inc.
0.24% due 07/12/13[2]	450,000	449,967
Nissan Motor Acceptance Corp.
0.26% due 07/17/13[2]	450,000	449,948
Noble Corporation/Cayman Islands
0.32% due 07/25/13[2]	450,000	449,904
Total Commercial Paper
(Cost $3,149,759)		3,149,759
Total Investments - 99.4%
(Cost $38,319,775)		$38,363,419
Other Assets & Liabilities, net - 0.6%		236,510
Total Net Assets - 100.0%		$38,599,929

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
July 2013 Russell 2000 Growth Index
Swap, Terminating 07/01/13[5]
(Notional Value $28,599,529)	50,556	$(180,818)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $7,979,003 (cost $8,074,235), or 20.7% of total net assets.
[3]	Perpetual maturity.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
[6]	Affiliated funds.
plc — Public Limited Company

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $36,864,428)	$36,952,796
Investments in affiliated issuers, at value
(cost $1,455,347)	1,410,623
Total investments
(cost $38,319,775)	38,363,419
Cash	888,601
Prepaid expenses	75
Receivables:
Securities sold	2,050,686
Interest	69,866
Dividends	10,055
Fund shares sold	124
Investment advisor	16
Total assets	41,382,842
Liabilities:
Unrealized depreciation on swap agreements	180,818
Payable for:
Securities purchased	2,448,687
Fund shares redeemed	98,732
Management fees	27,308
Transfer agent/maintenance fees	4,366
Fund accounting/administration fees	3,052
Directors’ fees*	427
Miscellaneous	19,523
Total liabilities	2,782,913
Net assets	$38,599,929
Net assets consist of:
Paid in capital	$35,779,677
Accumulated net investment loss	(104,238)
Accumulated net realized gain on investments	3,061,664
Net unrealized depreciation on investments	(137,174)
Net assets	$38,599,929
Capital shares outstanding	1,619,568
Net asset value per share	$23.83

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends from securities of unaffiliated issuers	$67,668
Dividend from securities of affiliated issuers	5,347
Interest	26,706
Total investment income	99,721

Expenses:
Management fees	153,525
Transfer agent/maintenance fees	12,963
Fund accounting/administration fees	17,158
Custodian fees	2,225
Directors’ fees*	780
Miscellaneous	17,308
Total expenses	203,959
Net investment loss	(104,238)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,880,243
Swap agreements	1,478,395
Net realized gain	7,358,638
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated issuers	(2,007,827)
Investments in affiliated issuers	(44,724)
Swap agreements	(180,818)
Net change in unrealized appreciation (depreciation)	(2,233,369)
Net realized and unrealized gain	5,125,269
Net increase in net assets resulting from operations	$5,021,031

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(104,238)	$(194,441)
Net realized gain on investments	7,358,638	4,568,903
Net change in unrealized appreciation (depreciation) on investments	(2,233,369)	(544,759)
Net increase in net assets resulting from operations	5,021,031	3,829,703

Capital share transactions:
Proceeds from sale of shares	6,825,067	2,875,146
Cost of shares redeemed	(5,283,409)	(10,378,761)
Net increase (decrease) from capital share transactions	1,541,658	(7,503,615)
Net increase (decrease) in net assets	6,562,689	(3,673,912)

Net assets:
Beginning of period	32,037,240	35,711,152
End of period	$38,599,929	$32,037,240
Accumulated net investment loss at end of period	$(104,238)	$—

Capital share activity:
Shares sold	300,640	141,633
Shares redeemed	(231,457)	(519,758)
Net increase (decrease) in shares	69,183	(378,125)

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS–SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008[e]
Per Share Data
Net asset value, beginning of period	$20.66	$18.52	$18.89	$14.52	$10.74	$20.35
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.11)	(.12)	(.10)	(.04)	(.12)
Net gain (loss) on investments (realized and unrealized)	3.24	2.25	(.25)	4.47	3.82	(9.49)
Total from investment operations	3.17	2.14	(.37)	4.37	3.78	(9.61)
Net asset value, end of period	$23.83	$20.66	$18.52	$18.89	$14.52	$10.74

Total Return[c]	15.39%	11.56%	(1.96%)	30.10%	35.20%	(47.22%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,600	$32,037	$35,711	$46,149	$35,396	$30,284
Ratios to average net assets:
Net investment loss	(0.58%)	(0.56%)	(0.63%)	(0.65%)	(0.30%)	(0.80%)
Total expenses[d]	1.13%	1.14%	1.08%	1.09%	1.10%	1.24%
Portfolio turnover rate	135%	72%	91%	88%	100%	209%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Security Investors, LLC became the advisor of Series X effective December 1, 2008. Prior to December 1, 2008, RS Investments, Inc. sub-advised the Series.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

FUND PROFILE (Unaudited)	June 30, 2013

SERIES Y (STYLEPLUS–LARGE GROWTH SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:  May 3, 1999

Ten Largest Holdings (% of Total Net Assets)
iShares Russell 1000 Growth ETF	3.9%
Geer Mountain Financing Ltd. — Class A1	2.2%
Floating Rate Strategies Fund Institutional Class	1.8%
Macro Opportunities Fund Institutional Class	1.8%
Newcastle CDO Ltd.	1.5%
Apple, Inc.	1.3%
KKR Financial CLO 2007-1 Corp. — Class D	1.3%
Brentwood CLO Corp.	1.3%
N-Star REL CDO VIII Ltd.	1.2%
Ras Laffan Liquefied Natural Gas Company Limited III	1.1%
Top Ten Total	17.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013
SERIES Y (STYLEPLUS–LARGE GROWTH SERIES)

	Shares	Value

COMMON STOCKS† - 20.4%

Information Technology - 6.7%
Apple, Inc.	1,198	$474,503
International Business Machines Corp.	1,360	259,909
Microsoft Corp.	6,210	214,431
Oracle Corp.	6,850	210,432
Intel Corp.	8,249	199,791
QUALCOMM, Inc.	3,151	192,463
Google, Inc. — Class A*	201	176,954
EMC Corp.	6,722	158,774
Intuit, Inc.	2,151	131,276
Cognizant Technology Solutions
Corp. — Class A*	1,506	94,291
Broadcom Corp. — Class A	2,562	86,493
Texas Instruments, Inc.	2,085	72,704
eBay, Inc.*	1,246	64,443
Visa, Inc. — Class A	254	46,418
Automatic Data Processing, Inc.	623	42,900
Total Information Technology		2,425,782
INDUSTRIALS - 4.4%
Caterpillar, Inc.	1,987	163,908
United Technologies Corp.	1,689	156,977
United Parcel Service, Inc. — Class B	1,813	156,788
Deere & Co.	1,735	140,969
Emerson Electric Co.	2,571	140,222
Boeing Co.	1,299	133,070
Lockheed Martin Corp.	1,140	123,644
FedEx Corp.	1,181	116,423
CSX Corp.	3,970	92,064
Union Pacific Corp.	572	88,248
Cummins, Inc.	770	83,514
Danaher Corp.	982	62,160
3M Co.	456	49,864
Ingersoll-Rand plc	871	48,358
Honeywell International, Inc.	507	40,225
Total Industrials		1,596,434
CONSUMER STAPLES - 4.1%
Wal-Mart Stores, Inc.	2,853	212,520
Sysco Corp.	3,652	124,752
PepsiCo, Inc.	1,304	106,654
Coca-Cola Co.	2,375	95,261
Philip Morris International, Inc.	1,099	95,196
Whole Foods Market, Inc.	1,826	94,002
Altria Group, Inc.	2,630	92,024
Lorillard, Inc.	2,097	91,597
Kroger Co.	2,638	91,117
CVS Caremark Corp.	1,430	81,767
Hershey Co.	876	78,209
General Mills, Inc.	1,590	77,163
Kellogg Co.	1,199	77,012
Mead Johnson Nutrition Co. — Class A	907	71,862
Kimberly-Clark Corp.	689	66,929
Reynolds American, Inc.	1,040	50,305
Total Consumer Staples		1,506,370

HEALTH CARE - 2.4%
Express Scripts Holding Co.*	2,659	164,034
McKesson Corp.	1,244	142,438
Amgen, Inc.	1,331	131,316
Abbott Laboratories	3,598	125,499
WellPoint, Inc.	1,485	121,532
AbbVie, Inc.	1,373	56,759
Stryker Corp.	804	52,004
Eli Lilly & Co.	738	36,251
Medtronic, Inc.	567	29,183
Becton Dickinson and Co.	269	26,585
Total Health Care		885,601
CONSUMER DISCRETIONARY - 2.0%
Comcast Corp. — Class A	2,906	121,704
Viacom, Inc. — Class B	1,769	120,380
Time Warner Cable, Inc.	801	90,096
Discovery Communications,
Inc. — Class A*	934	72,114
Macy’s, Inc.	1,111	53,328
Home Depot, Inc.	661	51,207
Target Corp.	689	47,445
Lowe’s Companies, Inc.	1,082	44,254
Coach, Inc.	656	37,451
Omnicom Group, Inc.	444	27,914
CBS Corp. — Class B	488	23,849
Walt Disney Co.	359	22,671
Total Consumer Discretionary		712,413
ENERGY - 0.4%
EOG Resources, Inc.	608	80,062
Schlumberger Ltd.	893	63,992
Total Energy		144,054
TELECOMMUNICATION SERVICES - 0.4%
Verizon Communications, Inc.	2,672	134,508
Total Common Stocks
(Cost $7,478,001)		7,405,162
EXCHANGE TRADED FUNDS† - 3.9%
iShares Russell 1000 Growth ETF	19,400	1,411,156
Total Exchange Traded Funds
(Cost $1,427,851)		1,411,156

MUTUAL FUNDS† - 3.6%
Floating Rate Strategies Fund
Institutional Class[6]	25,083	666,452
Macro Opportunities Fund
Institutional Class[6]	24,319	646,887
Total Mutual Funds
(Cost $1,354,978)		1,313,339

SHORT TERM INVESTMENTS†† - 29.9%
Dreyfus Treasury Prime Cash
Management Fund	10,869,711	10,869,711
Total Short Term Investments
(Cost $10,869,711)		10,869,711

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES Y (STYLEPLUS–LARGE GROWTH SERIES)

	Face
	Amount	Value

ASSET BACKED SECURITIES†† - 9.8%
Geer Mountain Financing Ltd.
2007-1A, 0.59% due 04/01/14[1,2]	$800,000	$793,120
Newcastle CDO Ltd.
2007-9A, 0.45% due 05/25/52	569,870	553,509
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,2]	500,000	460,990
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	248,167	242,221
2006-1A, 1.09% due 02/01/22[1,2]	250,000	217,194
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[1,2]	464,000	430,522
FM Leveraged Capital Fund II
2006-2A, 1.88% due 11/15/20[1,2]	250,000	249,535
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,2]	250,000	228,304
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,2]	165,519	161,499
Northwoods Capital Vii Ltd.
2006-7A, 1.83% due 10/22/21[1,2]	160,000	144,597
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/37[1]	94,455	84,962
Total Asset Backed Securities
(Cost $3,596,635)		3,566,453

CORPORATE BONDS†† - 9.0%
FINANCIALS - 3.2%
Ford Motor Credit Company LLC
7.00% due 04/15/15	280,000	303,550
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	270,000	283,146
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,3]	270,000	251,775
Mack-Cali Realty, LP
5.13% due 02/15/14	110,000	112,558
Icahn Enterprises Limited Partnership /
Icahn Enterprises Finance Corp.
7.75% due 01/15/16	100,000	103,250
WEA Finance LLC / WT Finance Aust
Pty Ltd.
5.75% due 09/02/15[2]	80,000	87,404
Total Financials		1,141,683
INDUSTRIALS - 2.7%
Glencore Funding LLC
1.43% due 05/27/16[1,2]	380,000	370,015
Rio Tinto Finance USA plc
1.11% due 06/17/16[1]	260,000	259,922
International Lease Finance Corp.
2.22% due 06/15/16[1]	190,000	188,575
Anglo American Capital plc
9.38% due 04/08/14[2]	120,000	127,204
Penn Virginia Resource Partners Limited
Partnership / Penn Virginia
Resource Finance Corporation II
6.50% due 05/15/21[2]	60,000	57,750
Total Industrials		1,003,466

MATERIALS - 1.2%
Barrick Gold Corp.
2.50% due 05/01/18[2]	270,000	242,294
Reynolds Group Issuer Incorporated /
Reynolds Group Issuer LLC /
Reynolds Group Issuer Lu
5.75% due 10/15/20	190,000	191,425
Total Materials		433,719
ENERGY - 1.1%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/16[2]	366,471	389,375
CONSUMER STAPLES - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	100,000	102,250
INFORMATION TECHNOLOGY - 0.3%
iGATE Corp.
9.00% due 05/01/16	60,000	62,400
First Data Corp.
6.75% due 11/01/20[2]	30,000	30,525
Total Information Technology		92,925
CONSUMER DISCRETIONARY - 0.2%
ServiceMaster Co.
7.00% due 08/15/20	50,000	47,438
Sabre, Inc.
8.50% due 05/15/19[2]	40,000	42,600
Total Consumer Discretionary		90,038
Total Corporate Bonds
(Cost $3,356,261)		3,253,456

SENIOR FLOATING RATE INTERESTS†† - 7.0%
FINANCIALS - 1.9%
National Financial Partners
due 06/19/20[4]	260,000	258,158
Knight/Getco
due 11/30/17[4]	200,000	196,750
Cunningham Lindsey U.S., Inc.
due 12/10/19[4]	125,000	124,531
Level 3 Financing, Inc.
4.75% due 08/01/19	100,000	99,906
Total Financials		679,345
CONSUMER DISCRETIONARY - 1.6%
Travelport Holdings Ltd.
6.25% due 06/21/19	210,000	207,375
Blue Coat Systems, Inc.
4.50% due 02/15/18	150,000	149,000
Warner Music Group
due 07/07/20[4]	100,000	98,667
3.75% due 07/07/20	40,000	39,700
Compucom Systems, Inc.
4.25% due 05/07/20	100,000	98,250
Total Consumer Discretionary		592,992

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES Y (STYLEPLUS–LARGE GROWTH SERIES)

	Face
	Amount	Value

INFORMATION TECHNOLOGY - 1.5%
Go Daddy Operating Company LLC
4.25% due 12/17/18	$220,000	$218,557
ION Trading Technologies Ltd.
4.50% due 05/22/20	130,000	129,133
CCC Information Services, Inc.
5.25% due 12/20/19	100,000	99,083
First Data Corp.
4.19% due 03/23/18	100,000	97,375
Total Information Technology		544,148
INDUSTRIALS - 0.7%
Thermasys Corp.
5.25% due 05/03/19	130,000	129,610
US Air, Inc.
4.25% due 05/23/19	110,000	108,579
Total Industrials		238,189
ENERGY - 0.5%
Pacific Drilling
4.50% due 05/18/18	100,000	99,525
EquiPower Resources Holdings LLC
due 12/31/19[4]	100,000	99,125
Total Energy		198,650
TELECOMMUNICATION SERVICES - 0.5%
Univision Communications, Inc.
4.50% due 02/28/20	99,750	98,728
4.00% due 03/01/20	99,750	97,609
Total Telecommunication Services		196,337
HEALTH CARE - 0.3%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	100,000	100,282
Total Senior Floating Rate Interests
(Cost $2,568,337)		2,549,943

U.S. GOVERNMENT SECURITIES† - 6.6%
U.S. Treasury Bill
0.00% due 07/18/13	1,000,000	999,989
0.00% due 07/11/13	800,000	799,995
0.00% due 07/25/13	600,000	599,993
Total U.S. Treasury Bill		2,399,977
Total U.S. Government Securities
(Cost $2,399,990)		2,399,977

MORTGAGE BACKED SECURITIES†† - 0.9%
GCCFC Commercial Mortgage Trust
2006-FL4A, 0.42% due 11/05/21	170,000	165,004
Banc of America Large Loan Trust 2007-BMB1
1.29% due 08/15/29[1,2]	160,000	158,539
Total Mortgage Backed Securities
(Cost $322,525)		323,543

MUNICIPAL BONDS†† - 0.7%
New York - 0.7%
City of New York New York
General Obligation Unlimited
0.36% due 04/01/35[1]	270,000	270,000
Total Municipal Bonds
(Cost $270,000)		270,000

COMMERCIAL PAPER†† - 7.7%
CBS Corp.
0.23% due 07/01/13[2]	400,000	400,000
Bemis Company, Inc.
0.30% due 07/02/13[2]	400,000	399,997
Aegon N.V.
0.27% due 07/08/13[2]	400,000	399,979
Pentair Finance S.A.
0.29% due 07/10/13[2]	400,000	399,970
Dr Pepper Snapple Group, Inc.
0.24% due 07/12/13[2]	400,000	399,971
Nissan Motor Acceptance Corp.
0.26% due 07/17/13[2]	400,000	399,954
Noble Corporation/Cayman Islands
0.32% due 07/25/13[2]	400,000	399,915
Total Commercial Paper
(Cost $2,799,786)		2,799,786
Total Investments - 99.5%
(Cost $36,444,075)		$36,162,526
Other Assets & Liabilities, net - 0.5%		168,240
Total Net Assets - 100.0%		$36,330,766

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
July 2013 Russell 1000 Growth
Index Swap, Terminating 07/01/13[5]
(Notional Value $27,299,799)	37,418	$(542,474)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $7,335,724 (cost $7,426,242), or 20.2% of total net assets.
[3]	Perpetual maturity.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate.
[6]	Affiliated funds.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

SERIES Y (STYLEPLUS–LARGE GROWTH SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments in unaffiliated issuers, at value
(cost $35,089,097)	$34,849,187
Investments in affiliated issuers, at value
(cost $1,354,978)	1,313,339
Total investments
(cost $36,444,075)	36,162,526
Cash	920,246
Prepaid expenses	82
Receivables:
Securities sold	1,910,172
Interest	64,149
Dividends	15,094
Fund shares sold	1,112
Total assets	39,073,381
Liabilities:
Unrealized depreciation on swap agreements	542,474
Payable for:
Securities purchased	2,134,217
Management fees	22,613
Fund shares redeemed	18,906
Transfer agent/maintenance fees	4,373
Fund accounting/administration fees	2,864
Directors’ fees*	553
Miscellaneous	16,615
Total liabilities	2,742,615
Net assets	$36,330,766
Net assets consist of:
Paid in capital	$38,509,921
Undistributed net investment income	262,928
Accumulated net realized loss on investments	(1,618,060)
Net unrealized depreciation on investments	(824,023)
Net assets	$36,330,766
Capital shares outstanding	3,217,501
Net asset value per share	$11.29

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends from securities of unaffiliated issuers	$177,351
Dividends from securities of affiliated issuers	4,978
Interest	25,364
Total investment income	207,693

Expenses:
Management fees	138,095
Transfer agent/maintenance fees	12,963
Fund accounting/administration fees	17,492
Printing expenses	9,563
Directors’ fees*	1,777
Custodian fees	1,360
Miscellaneous	5,972
Total expenses	187,222
Net investment income	20,471

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,718,379
Swap agreements	489,269
Net realized gain	5,207,648
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,092,128)
Investments in affiliated issuers	(41,639)
Swap agreements	(542,474)
Net change in unrealized appreciation (depreciation)	(2,676,241)
Net realized and unrealized gain	2,531,407
Net increase in net assets resulting from operations	$2,551,878

* Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS–LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment income	$20,471	$242,457
Net realized gain on investments	5,207,648	3,474,207
Net change in unrealized appreciation (depreciation) on investments	(2,676,241)	225,235
Net increase in net assets resulting from operations	2,551,878	3,941,899

Capital share transactions:
Proceeds from sale of shares	2,235,606	8,568,903
Cost of shares redeemed	(4,700,405)	(14,397,614)
Net decrease from capital share transactions	(2,464,799)	(5,828,711)
Net increase (decrease) in net assets	87,079	(1,886,812)

Net assets:
Beginning of period	36,243,687	38,130,499
End of period	$36,330,766	$36,243,687
Undistributed net investment income at end of period	$262,928	$242,457

Capital share activity:
Shares sold	199,411	814,296
Shares redeemed	(419,079)	(1,382,567)
Net decrease in shares	(219,668)	(568,271)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 111

SERIES Y (STYLEPLUS–LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008
Per Share Data
Net asset value, beginning of period	$10.54	$9.52	$9.95	$8.53	$6.40	$10.17
Income (loss) from investment operations:
Net investment income[b]	.01	.07	.02	.08	.03	.01
Net gain (loss) on investments (realized and unrealized)	.74	.95	(.45)	1.34	2.10	(3.78)
Total from investment operations	.75	1.02	(.43)	1.42	2.13	(3.77)
Net asset value, end of period	$11.29	$10.54	$9.52	$9.95	$8.53	$6.40

Total Return[c]	7.21%	10.71%	(4.32%)	16.65%	33.28%	(37.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$36,331	$36,244	$38,130	$43,571	$41,338	$33,584
Ratios to average net assets:
Net investment income	0.11%	0.63%	0.20%	0.96%	0.37%	0.14%
Total expenses[d]	1.02%	1.01%	0.98%	0.96%	1.00%	0.97%
Portfolio turnover rate	121%	187%	153%	182%	151%	214%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include the expenses of the underlying funds in which the Fund invests.

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2013

SERIES Z (ALPHA OPPORTUNITY SERIES)

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

*	Substantially all of the short holdings were fair valued by the Valuation Committee at June 30, 2013 due to exposure to LBIE — See Note 12. The total market value of fair valued securities amounts to (49.5%) of total net assets.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 7, 2003

Ten Largest Holdings (% of Total Net Assets)
Philip Morris International, Inc.	5.8%
Altria Group, Inc.	4.0%
Johnson & Johnson	2.9%
Lockheed Martin Corp.	2.8%
CA, Inc.	2.7%
Trinity Industries, Inc.	2.6%
AT&T, Inc.	2.5%
TJX Companies, Inc.	2.4%
AO Smith Corp.	2.1%
ViroPharma, Inc.	1.9%
Top Ten Total	29.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

COMMON STOCKS† - 97.1%

CONSUMER DISCRETIONARY - 20.2%
TJX Companies, Inc.[1,2]	7,600	$380,456
Ross Stores, Inc.[1,2]	4,600	298,126
NVR, Inc.*	321	295,962
Walt Disney Co.[1,2]	4,322	272,934
L Brands, Inc.[1,2]	5,400	265,950
The Gap, Inc.[1,2]	6,300	262,899
Family Dollar Stores, Inc.[1,2]	3,900	243,009
Jack in the Box, Inc.*,1,2	4,200	165,018
Lennar Corp. — Class A	3,252	117,202
PVH Corp.[1,2]	900	112,545
Toll Brothers, Inc.*	3,405	111,105
Visteon Corp.*	1,560	98,467
Tempur Sealy International, Inc.*	1,857	81,522
Urban Outfitters, Inc.*	1,917	77,102
TRI Pointe Homes, Inc.*	4,039	66,967
Steven Madden Ltd.*	1,068	51,670
La-Z-Boy, Inc.	2,339	47,412
Fossil Group, Inc.*	437	45,146
Cavco Industries, Inc.*	805	40,612
Meritage Homes Corp.*	780	33,821
DR Horton, Inc.	1,585	33,729
Standard Pacific Corp.*	2,979	24,815
Taylor Morrison Home Corp. — Class A*	915	22,308
RadioShack Corp.[1,2]	5,500	17,380
Beazer Homes USA, Inc.*	814	14,261
Total Consumer Discretionary		3,180,418
INDUSTRIALS - 18.9%
Lockheed Martin Corp.[1,2]	3,993	433,081
Trinity Industries, Inc.[1,2]	10,800	415,151
AO Smith Corp.[1,2]	9,000	326,519
USG Corp.*	10,920	251,706
Joy Global, Inc.[1,2]	4,800	232,944
Towers Watson & Co. — Class A1,2	2,400	196,656
Armstrong World Industries, Inc.*	3,900	186,381
Watts Water Technologies, Inc. —
Class A1,2	3,000	136,021
United Parcel Service, Inc. — Class B	1,490	128,855
General Electric Co.[1,2]	4,500	104,355
US Airways Group, Inc.*	5,551	91,148
Northrop Grumman Corp.[1,2]	1,100	91,080
Con-way, Inc.[1,2]	1,800	70,128
Universal Forest Products, Inc.	1,429	57,046
Nortek, Inc.*	854	55,023
Fluor Corp.	638	37,840
KBR, Inc.	851	27,658
Tutor Perini Corp.*	1,490	26,954
JetBlue Airways Corp.*	3,194	20,122
Simpson Manufacturing Company, Inc.	525	15,446
Harsco Corp.	638	14,795

Heartland Express, Inc.	1,049	14,550
Taser International, Inc.*	1,277	10,880
Huntington Ingalls Industries, Inc.[1,2]	183	10,336
Wabash National Corp.*	854	8,694
Gibraltar Industries, Inc.*	414	6,028
Total Industrials		2,969,397
HEALTH CARE - 14.5%
Johnson & Johnson[1,2]	5,300	455,059
ViroPharma, Inc.*,1,2	10,500	300,825
Life Technologies Corp.*,1,2	3,000	222,029
Amgen, Inc.[1,2]	1,900	187,453
Forest Laboratories, Inc.*,1,2	3,600	147,600
GlaxoSmithKline plc[2]	5,500	137,866
WellCare Health Plans, Inc.*,1,2	2,400	133,320
AstraZeneca plc[2]	2,800	132,664
Baxter International, Inc.[1,2]	1,900	131,613
Eli Lilly & Co.	2,348	115,334
Owens & Minor, Inc.[1,2]	2,800	94,724
Charles River Laboratories
International, Inc.*,1,2	2,100	86,163
Kindred Healthcare, Inc.*,1,2	4,100	53,833
Centene Corp.*	638	33,469
InterMune, Inc.*	3,040	29,245
Agilent Technologies, Inc.	484	20,696
Total Health Care		2,281,893
CONSUMER STAPLES - 13.0%
Philip Morris International, Inc.[1,2]	10,500	909,511
Altria Group, Inc.[1,2]	17,800	622,822
Herbalife Ltd.[1,2]	5,200	234,728
Wal-Mart Stores, Inc.[1,2]	2,300	171,327
Safeway, Inc.[1,2]	4,200	99,372
Tyson Foods, Inc. — Class A	390	10,015
Total Consumer Staples		2,047,775
FINANCIALS - 8.0%
Weyerhaeuser Co.	10,325	294,160
Amtrust Financial Services, Inc.[1,2]	6,930	247,401
Plum Creek Timber Company, Inc.	4,651	217,062
Endurance Specialty Holdings Ltd.[1,2]	3,200	164,640
St. Joe Co.*	3,793	79,843
Credit Suisse Group AG ADR	2,358	62,393
Barclays plc ADR	3,120	53,414
Genworth Financial, Inc. — Class A*,1,2	4,200	47,922
EverBank Financial Corp.	1,490	24,674
Potlatch Corp.	530	21,433
Tejon Ranch Co.*	554	15,783
BB&T Corp.	426	14,433
Huntington Bancshares, Inc.	1,277	10,063
Irish Bank Resolution
Corporation Ltd.†††,3	16,638	—
Total Financials		1,253,221

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

INFORMATION TECHNOLOGY - 7.7%
CA, Inc.[1,2]	14,900	$426,586
Arrow Electronics, Inc.*,2	3,674	146,409
Symantec Corp.[1,2]	6,300	141,561
Avnet, Inc.*,1,2	3,200	107,520
Harmonic, Inc.*,1,2	11,700	74,295
SouFun Holdings Ltd. ADR	2,798	69,446
Facebook, Inc. — Class A*	1,922	47,781
MercadoLibre, Inc.	406	43,751
Amkor Technology, Inc.*,1,2	9,800	41,258
Apple, Inc.	94	37,232
Autodesk, Inc.*	850	28,849
ARM Holdings plc ADR	780	28,220
Compuware Corp.	1,529	15,825
Advanced Semiconductor
Engineering, Inc. ADR	1,418	5,757
Total Information Technology		1,214,490
ENERGY - 7.2%
Range Resources Corp.	3,401	262,964
Anadarko Petroleum Corp.[1,2]	2,930	251,774
SM Energy Co.	3,202	192,056
ConocoPhillips[1,2]	1,500	90,750
CONSOL Energy, Inc.	1,966	53,279
Hercules Offshore, Inc.*	6,695	47,133
HollyFrontier Corp.	1,064	45,517
Cobalt International Energy, Inc.*	1,701	45,196
Phillips 66[1,2]	750	44,183
Basic Energy Services, Inc.*	3,205	38,748
Halliburton Co.	639	26,659
Rex Energy Corp.*	1,277	22,450
Willbros Group, Inc.*	2,402	14,748
Penn Virginia Corp.	1,915	9,001
Total Energy		1,144,458
MATERIALS - 4.0%
Reliance Steel & Aluminum Co.	3,120	204,548
Axiall Corp.	2,654	113,007
Eastman Chemical Co.	1,378	96,474
Steel Dynamics, Inc.	3,900	58,149
Kaiser Aluminum Corp.	854	52,897
Eagle Materials, Inc.	638	42,281
Martin Marietta Materials, Inc.	213	20,963
Louisiana-Pacific Corp.*	877	12,971
Teck Resources Ltd. — Class B	601	12,843
Stillwater Mining Co.*	1,095	11,760
Deltic Timber Corp.	161	9,309
Total Materials		635,202
TELECOMMUNICATION SERVICES - 2.6%
AT&T, Inc.[1,2]	11,300	400,020
UTILITIES - 1.0%
Exelon Corp.[1,2]	5,022	155,080
Total Common Stocks
(Cost $13,083,976)		15,281,954

EXCHANGE TRADED FUNDS† - 1.0%
iShares MSCI Italy Capped ETF	8,332	98,401
iShares Europe ETF	1,435	55,592
Total Exchange Traded Funds
(Cost $171,746)		153,993
CLOSED-END FUNDS† - 0.4%
Morgan Stanley China A Share Fund, Inc.	2,980	57,246
Total Closed-End Funds
(Cost $71,797)		57,246
SHORT TERM INVESTMENTS†† - 0.2%
State Street General Account
U.S. Government Fund	24,722	24,722
Total Short Term Investments
(Cost $24,722)		24,722

	Face
	Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.9%
Federal Home Loan Bank[4]
0.06% due 11/29/13	$1,400,000	1,399,590
Total Federal Agency Discount Notes
(Cost $1,399,549)		1,399,590
REPURCHASE AGREEMENT††,5 - 2.8%
State Street
issued 06/28/13 at 0.00%
due 07/01/13	447,916	447,916
Total Repurchase Agreement
(Cost $447,916)		447,916
Total Long Investments - 110.4%
(Cost $15,199,706)		$17,365,421

	Shares
COMMON STOCKS SOLD SHORT† - (49.5)%
CONSUMER STAPLES - (0.6)%
Bridgford Foods Corp.	306	(2,185)
Monster Beverage Corp.*,†††,3,6	3,270	(96,825)
Total Consumer Staples		(99,010)
UTILITIES - (1.7)%
Korea Electric Power Corp. ADR†††,3,6	19,460	(263,293)
TELECOMMUNICATION SERVICES - (2.0)%
Clearwire Corp. — Class A*,†††,3,6	2,660	(30,138)
Global Crossing Ltd.*,†††,3,6	2,520	(40,244)
Leap Wireless International, Inc.*,†††,3,6	1,600	(69,440)
SBA Communications Corp. —
Class A*,†††,3,6	2,600	(74,854)
Savvis, Inc.*,†††,3,6	5,900	(86,966)
Total Telecommunication Services		(301,642)
ENERGY - (2.1)%
Aquila Resources Ltd.*,†††,3,6	2,860	(22,783)
Modec, Inc.†††,3,6	1,000	(25,772)
Sevan Marine ASA*,†††,3,6	6,300	(33,049)
Trican Well Service Ltd.†††,3,6	2,200	(37,447)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2013
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

QGC Pty Ltd.*,†††,3,6	13,600	$(52,898)
Rio Tinto Coal Mozambique*,†††,3,6	7,100	(54,029)
BPZ Resources, Inc.*,†††,3,6	6,000	(112,800)
Total Energy		(338,778)
MATERIALS - (2.8)%
China National Building Material
Company Ltd. — Class H†††,3,6	17,300	(23,432)
Anhui Conch Cement Company
Ltd. — Class H†††,3,6	5,500	(24,761)
Shougang Fushan Resources
Group Ltd.†††,3,6	70,000	(25,165)
Sino Gold Mining Ltd.*,†††,3,6	9,100	(37,425)
Turquoise Hill Resources Ltd.*,†††,3,6	4,780	(39,865)
Western Areas Ltd.†††,3,6	6,600	(47,325)
Zoltek Companies, Inc.*,†††,3,6	2,900	(52,867)
Silver Wheaton Corp.†††,3,6	6,500	(68,245)
Agnico Eagle Mines Ltd.†††,3,6	1,900	(125,613)
Total Materials		(444,698)
INFORMATION TECHNOLOGY - (4.8)%
Varian Semiconductor Equipment
Associates, Inc.*,†††,3,6	1,270	(33,299)
VeriSign, Inc.*,†††,3,6	1,300	(33,319)
Access Company Ltd.†††,3,6	18	(34,682)
Electronic Arts, Inc.*,†††,3,6	900	(36,720)
Intermec, Inc.*,†††,3,6	2,570	(50,937)
Baidu, Inc. ADR*,†††,3,6	200	(53,726)
Riverbed Technology, Inc.*,†††,3,6	4,100	(54,530)
Rambus, Inc.*,†††,3,6	3,680	(56,451)
Red Hat, Inc.*,†††,3,6	3,300	(58,905)
VMware, Inc. — Class A*,†††,3,6	2,500	(71,450)
Equinix, Inc.*,†††,3,6	1,000	(79,940)
Imperial Energy Corporation plc*,†††,3,6	4,200	(83,657)
Cree, Inc.*,†††,3,6	4,200	(115,332)
Total Information Technology		(762,948)
INDUSTRIALS - (6.9)%
China Communications Construction
Company Ltd. — Class H†††,3,6	16,000	(16,571)
China Merchants Holdings International
Company Ltd.†††,3,6	4,900	(17,461)
China National Materials Company
Ltd. — Class H†††,3,6	37,600	(19,168)
Japan Steel Works Ltd.†††,3,6	1,600	(22,196)
Arrow Energy Holdings Pty Ltd.*,†††,3,6	9,500	(24,514)
Ausenco Ltd.†††,3,6	2,300	(24,817)
Toyo Tanso Company Ltd.†††,3,6	600	(32,408)
Ryanair Holdings plc†††,3,6	10,200	(38,219)
Meyer Burger Technology AG*,†††,3,6	200	(49,879)
USG Corp.*,†††,3,6	5,580	(160,258)

Beijing Capital International Airport
Company Ltd. — Class H†††,3,6	232,000	(200,659)
Brisa Auto-Estradas
de Portugal S.A.*,†††,3,6	47,200	(490,927)
Total Industrials		(1,097,077)
FINANCIALS - (7.9)%
C C Land Holdings Ltd.†††,3,6	53,000	(14,782)
Franshion Properties China Ltd.†††,3,6	84,600	(23,552)
Mizuho Trust & Banking
Company Ltd.*,†††,3,6	18,800	(26,216)
Aozora Bank Ltd.†††,3,6	17,300	(27,861)
Monex Group, Inc.†††,3,6	83	(29,140)
Mizuho Financial Group, Inc.†††,3,6	12,000	(49,593)
Aeon Mall Company Ltd.†††,3,6	1,900	(58,221)
PrivateBancorp, Inc. — Class A†††,3,6	2,400	(103,200)
Erste Group Bank AG†††,3,6	5,500	(337,971)
Wells Fargo & Co.†††,3,6	12,937	(565,622)
Total Financials		(1,236,158)
HEALTH CARE - (9.1)%
Sepracor, Inc.*,†††,3,6	1,350	(23,625)
Exelixis, Inc.*,†††,3,6	4,700	(30,127)
Intuitive Surgical, Inc.*,†††,3,6	200	(56,100)
Zeltia S.A.*,†††,3,6	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,3,6	3,240	(64,282)
Sequenom, Inc.*,†††,3,6	3,140	(64,715)
Luminex Corp.*,†††,3,6	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,3,6	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,3,6	2,700	(74,709)
Align Technology, Inc.*,†††,3,6	6,300	(76,860)
Acorda Therapeutics, Inc.*,†††,3,6	2,900	(77,575)
Intercell AG*,†††,3,6	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,3,6	3,070	(78,838)
XenoPort, Inc.*,†††,3,6	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,3,6	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,3,6	1,900	(82,954)
Basilea Pharmaceutica†††,3,6	500	(83,364)
Cepheid, Inc.*,†††,3,6	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,3,6	3,000	(88,230)
athenahealth, Inc.*,†††,3,6	2,700	(96,795)
Total Health Care		(1,425,362)
CONSUMER DISCRETIONARY - (11.6)%
Tokyo Broadcasting System
Holdings, Inc.†††,3,6	1,300	(21,836)
Genting Singapore plc†††,3,6	132,800	(43,724)
bwin Interactive
Entertainment AG*,†††,3,6	1,700	(48,431)
Bwin.Party Digital
Entertainment plc†††,3,6	16,200	(60,974)
Sky Deutschland AG*,†††,3,6	4,200	(68,951)
Focus Media Holding Ltd. ADR†††,3,6	2,500	(75,000)

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2013
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value

Marui Group Company Ltd.†††,3,6	31,000	$(233,861)
Pool Corp.†††,3,6	12,350	(305,663)
Electrolux AB†††,3,6	32,100	(422,058)
Volkswagen AG†††,3,6	1,300	(539,375)
Total Consumer Discretionary		(1,819,873)
Total Common Stock Sold Short
(Proceeds $7,622,718)		(7,788,839)
Total Securities Sold Short - (49.5)%
(Proceeds $7,622,718)		$(7,788,839)
Other Assets & Liabilities, net - 39.1%		6,148,284
Total Net Assets - 100.0%		$15,724,866

		Unrealized
	Contracts	Loss

EQUITY FUTURES CONTRACTS PURCHASED†
September 2013 S&P 500 Index
Mini Futures Contracts
(Aggregate Value of
Contracts $1,515,488)	19	$(8,290)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2013.
[2]	All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $10,296,809 (cost $7,776,551), or 65.5% of total net assets. The security was deemed liquid at the time of purchase.
[3]	Illiquid security.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Repurchase Agreement — See Note 5.
[6]	All or a portion of this security was fair valued by the Valuation Committee at June 30, 2013. The total market value of fair valued securities amounts to $(7,786,654) (proceeds $7,620,060), or (49.5%) of total net assets.

ADR — American Depositary Receipt

plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 117

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

June 30, 2013

Assets:
Investments, at value
(cost $14,751,790)	$16,917,505
Repurchase agreements, at value
(cost $447,916)	447,916
Total investments
(cost $15,199,706)	17,365,421
Restricted cash denominated in a foreign currency, at value
(cost $3,622,331)†	3,590,526
Restricted cash†	2,126,948
Segregated cash with broker	66,500
Cash	22,535
Prepaid expenses	38
Receivables:
Securities sold	777,111
Dividends	28,883
Investment advisor	12,144
Total assets	23,990,106
Liabilities:
Securities sold short, at value (proceeds $7,622,718)	7,788,839
Payable for:
Securities purchased	419,308
Management fees	16,442
Variation margin	10,782
Fund shares redeemed	4,661
Transfer agent/maintenance fees	4,364
Fund accounting/administration fees	1,973
Directors’ fees*	457
Miscellaneous	18,414
Total liabilities	8,265,240
Net assets	$15,724,866
Net assets consist of:
Paid in capital	$16,906,935
Accumulated net investment loss	(53,191)
Accumulated net realized loss on investments	(3,088,344)
Net unrealized appreciation on investments and foreign currency	1,959,466
Net assets	$15,724,866
Capital shares outstanding	731,317
Net asset value per share	$21.50

STATEMENT OF
OPERATIONS (Unaudited)

Period Ended June 30, 2013

Investment Income:
Dividends (net of foreign withholding tax of $1,394)	$141,440
Interest	969
Total investment income	142,409

Expenses:
Management fees	100,016
Transfer agent/maintenance fees	12,963
Fund accounting/administration fees	12,002
Legal fees	81,521
Custodian fees	27,317
Prime broker interest expense	5,997
Short sales dividend expense	1,592
Directors’ fees*	784
Miscellaneous	10,576
Total expenses	252,768
Less:
Expenses waived by Advisor	(57,168)
Net expenses	195,600
Net investment loss	(53,191)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	873,231
Futures contracts	290,299
Foreign currency	(672)
Securities sold short	(387,688)
Net realized gain	775,170
Net change in unrealized appreciation (depreciation) on:
Investments	1,026,579
Securities sold short	2,627
Futures contracts	(27,625)
Foreign currency	(193,053)
Net change in unrealized appreciation (depreciation)	808,528
Net realized and unrealized gain	1,583,698
Net increase in net assets resulting from operations	$1,530,507

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

†	All or a portion of this amount represents values related to Lehman Brothers International Europe prime brokerage services — See Note 12.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year Ended
	2013	December 31,
	(Unaudited)	2012

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(53,191)	$(69,014)
Net realized gain on investments	775,170	1,806,623
Net change in unrealized appreciation (depreciation) on investments	808,528	371,161
Net increase from payments by affiliates	—	26,975
Net increase in net assets resulting from operations	1,530,507	2,135,745

Capital share transactions:
Proceeds from sale of shares	9,454	—
Cost of shares redeemed	(1,386,503)	(3,724,902)
Net decrease from capital share transactions	(1,377,049)	(3,724,902)
Net increase (decrease) in net assets	153,458	(1,589,157)

Net assets:
Beginning of period	15,571,408	17,160,565
End of period	$15,724,866	$15,571,408
Accumulated net investment loss at end of period	$(53,191)	$—

Capital share activity:
Shares sold	456	—
Shares redeemed	(65,501)	(198,873)
Net decrease in shares	(65,045)	(198,873)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 119

SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2013[a]	2012	2011	2010	2009	2008[h]
Per Share Data
Net asset value, beginning of period	$19.55	$17.24	$16.98	$14.03	$10.76	$16.50
Income (loss) from investment operations:
Net investment loss[b]	(.07)	(.08)	(.12)	(.10)	(.06)	(.16)
Net gain (loss) on investments (realized and unrealized)	2.02	2.36	.38	3.05	3.33	(5.58)
Net increase from payments by affiliates	—	.03 [g]	—	—	—	—
Total from investment operations	1.95	2.31	.26	2.95	3.27	(5.74)
Net asset value, end of period	$21.50	$19.55	$17.24	$16.98	$14.03	$10.76

Total Return[c]	9.97%	13.40%[g]	1.77%	20.74%	30.39%	(34.79%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,725	$15,571	$17,161	$21,149	$22,633	$26,977
Ratios to average net assets:
Net investment loss	(0.66%)	(0.41%)	(0.66%)	(0.89%)	(0.52%)	(1.09%)
Total expenses[d]	3.16%	2.22%	2.29%	2.27%	2.85%	2.79%
Net expenses[e,f]	2.44%	2.22%	2.29%	2.07%	1.74%	2.79%
Portfolio turnover rate	291%	720%	730%	768%	555%	990%

[a]	Unaudited figures for the period ended June 30, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss per share was computed using average shares outstanding throughout the period.
[c]	Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of SBL Fund are available only through the purchase of such products.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and may include interest or dividend expense.
[f]	Excluding interest and dividend expense related to short sales, the operating expense ratios for the periods presented would be:

06/30/13	12/31/12	12/31/11	12/31/10	12/31/09	12/31/08
2.35%	2.06%	2.21%	1.90%	1.69%	2.70%

[g]	For the year ended December 31, 2012, 0.17% of the Series total return consisted of a voluntary reimbursement by the advisor for losses incurred during fund trading. Excluding this item, total return would have been 13.23% for the Series.
[h]	Security Global Investors, LLC became the sub-advisor of 37.5% of the assets of Series Z effective August 18, 2008. Also effective August 18, 2008, Mainstream Investment Advisers, LLC (“Mainstream”) sub-advised 37.5% of the assets and Security Investors, LLC (“SI”) managed 25%. Prior to August 18, 2008, Mainstream sub-advised 60% of the assets and SI managed the remaining 40% of the assets.

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

SBL Fund (the “Trust”), a Kansas business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (collectively the “Funds”). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately. Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Funds for their variable annuity and variable life insurance separate accounts.

At June 30, 2013, the Trust consisted of sixteen separate Funds.

Guggenheim Investments (“GI”) provides advisory services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent and provides administrative and accounting services to the Funds. Guggenheim Distributors, LLC (“GDL”) acts as principal underwriter to the Funds. GI, RFS and GDL are affiliated entities.

Mainstream Investment Advisers, LLC serves as investment sub-advisor on behalf of Series Z (Alpha Opportunity Series). The sub-advisor furnishes investment advisory services, supervises and arranges for the purchase and sale of securities and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Trust and GI.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The senior floating rate interests (loans) in which certain Funds invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not pro-vide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the NYSE, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Directors has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

Premiums received from options written are entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

C. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

122 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E. The Funds are required by the Internal Revenue Code to distribute substantially all income and capital gains to shareholders. Each year, the Funds determine whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Trust’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from its ultimate characterization for income tax purposes.

F. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

G. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

I. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

J. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended June 30, 2013, there were no earnings credits received.

K. Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/ or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, certain Funds utilize short sales and a variety of derivative instruments including futures, options and swap agreements. These investments involve, to

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 123

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

Series Z (Alpha Opportunity Series) may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund’s net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures, options and swap agreements the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rates. GI pays the sub-advisor out of the advisory fees it receives.

Management Fees
(as a % of net assets)
Series A (StylePlus–Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series C (Money Market Series)	0.50%
Series D (MSCI EAFE Equal Weight Series)	0.70%
Series E (Total Return Bond Series)	0.75%
Series F (Floating Rate Strategies Series)	0.65%
Series J (StylePlus–Mid Growth Series)	0.75%
Series M (Macro Opportunities Series)	0.89%
Series N (Managed Asset Allocation Series)	0.65%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.75%
Series Q (Small Cap Value Series)	0.95%
Series V (Mid Cap Value Series)	0.75%
Series X (StylePlus–Small Growth Series)	0.85%
Series Y (StylePlus–Large Growth Series)	0.75%
Series Z (Alpha Opportunity Series)	1.25%

124 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

RFS acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund Accounting/
Administrative Fees
(as a % of net assets)*
Series A (StylePlus–Large Core Series)	0.095%
Series B (Large Cap Value Series)	0.095%
Series C (Money Market Series)	0.095%
Series D (MSCI EAFE Equal Weight Series)	0.150%
Series E (Total Return Bond Series)	0.095%
Series F (Floating Rate Strategies Series)	0.095%
Series J (StylePlus–Mid Growth Series)	0.095%
Series M (Macro Opportunities Series)	0.095%
Series N (Managed Asset Allocation Series)	0.150%
Series O (All Cap Value Series)	0.095%
Series P (High Yield Series)	0.095%
Series Q (Small Cap Value Series)	0.095%
Series V (Mid Cap Value Series)	0.095%
Series X (StylePlus–Small Growth Series)	0.095%
Series Y (StylePlus–Large Growth Series)	0.095%
Series Z (Alpha Opportunity Series)	0.150%

*	The minimum annual charge for administrative fees is $25,000 for Series A, B, C, E, F, J, M, O, P, Q, V, X, Y and Z and $60,000 for Series D and N.

RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

Series F and Series M have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Series to pay distribution and shareholder services fees to GDL. The Series will pay distribution and shareholder services fees to GDL at an annual rate not to exceed 0.25% of average daily net assets. GDL may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Series to current and prospective variable contract owners and qualified plan participants that invest in the Series through the intermediaries.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each Fund, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under U.S. GAAP). The limits are listed below:

			Contract
	Limit	Effective Date	End Date
Series E (Total Return Bond Series)	0.81%	11/30/2012	05/01/2014
Series F (Floating Rate Strategies Series)	1.15%	04/22/2013	05/01/2014
Series M (Macro Opportunities Series)	1.45%	04/22/2013	05/01/2014
Series O (All Cap Value Series)	1.00%	11/30/2012	05/01/2014
Series Z (Alpha Opportunity Series)	2.35%	11/30/2012	05/01/2014

GI is entitled to reimbursement by the Series for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At June 30, 2013, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Expires	Expires	Expires	Fund
	2013	2014	2015	Total
Series E (Total Return Bond Series)	$162,543	$142,582	$154,822	$459,947
Series O (All Cap Value Series)	—	—	—	—
Series Z (Alpha Opportunity Series)	44,725	—	—	44,725

For the period ended June 30, 2013, no amounts were recouped by GI.

Certain officers and directors of the Trust are also officers of GI, RFS and GDL.

At June 30, 2013, Security Benefit Life Insurance Company, through its insurance company separate accounts, owned shares of the Funds, as follows:

Percent of outstanding
shares owned
Series A (StylePlus–Large Core Series)	100%
Series B (Large Cap Value Series)	100%
Series C (Money Market Series)	100%
Series D (MSCI EAFE Equal Weight Series)	100%
Series E (Total Return Bond Series)	100%
Series F (Floating Rate Strategies Series)	64%
Series J (StylePlus–Mid Growth Series)	99%
Series M (Macro Opportunities Series)	98%
Series N (Managed Asset Allocation Series)	99%
Series O (All Cap Value Series)	98%
Series P (High Yield Series)	98%
Series Q (Small Cap Value Series)	97%
Series V (Mid Cap Value Series)	98%
Series X (StylePlus–Small Growth Series)	99%
Series Y (StylePlus–Large Growth Series)	98%
Series Z (Alpha Opportunity Series)	100%

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2013:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
Series A (StylePlus–Large Core Series)	$65,081,278	$—	$137,684,728	$—	$—	$202,766,006
Series B (Large Cap Value Series)	264,149,827	—	—	—	—	264,149,827
Series C (Money Market Series)	—	—	93,789,413	—	—	93,789,413
Series D (MSCI EAFE Equal Weight Series)	177,391,966	—	2,378	—	513	177,394,857
Series E (Total Return Bond Series)	7,019,994	—	112,330,226	—	680,676	120,030,896
Series F (Floating Rate Strategies Series)	255,000	—	47,177,789	—	—	47,432,789
Series J (StylePlus–Mid Growth Series)	49,527,851	—	89,202,844	—	—	138,730,695
Series M (Macro Opportunities Series)	255,000	—	26,659,493	—	—	26,914,493
Series N (Managed Asset Allocation Series)	36,320,571	29,603	876,874	4,929	—	60,271,519
Series O (All Cap Value Series)	135,638,855	—	—	—	—	135,638,855
Series P (High Yield Series)	2,142,301	—	99,646,135	—	776,790	102,565,226
Series Q (Small Cap Value Series)	119,182,874	—	559,815	—	—	119,742,689
Series V (Mid Cap Value Series)	271,174,132	—	1,314,881	—	—	272,489,013
Series X (StylePlus–Small Growth Series)	13,257,348	—	25,106,071	—	—	38,363,419
Series Y (StylePlus–Large Growth Series)	12,529,634	—	23,632,892	—	—	36,162,526
Series Z (Alpha Opportunity Series)	15,493,193	—	1,872,228	—	—	17,365,421

Liabilities
Series A (StylePlus–Large Core Series)	$—	$98,350	$—	$2,235,858	$—	$2,334,208
Series J (StylePlus–Mid Growth Series)	—	—	—	1,394,393	—	1,394,393
Series N (Managed Asset Allocation Series)	—	506,742	876,874	10,694	—	1,394,310
Series X (StylePlus–Small Growth Series)	—	—	—	180,818	—	180,818
Series Y (StylePlus–Large Growth Series)	—	—	—	542,474	—	542,474
Series Z (Alpha Opportunity Series)	2,185	8,290	—	—	7,786,654	7,797,129

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Financial assets and liabilities categorized as Level 2 for certain funds consist primarily of debt securities indexed to publicly-listed securities and fixed income and other investments. Fixed income investments generally have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Funds and others are willing to pay for an asset. Ask prices represent the lowest price that the Funds and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices obtained from third party pricing services, fair value may not always be a predetermined point in the bid-ask range. The Funds’ policy is to allow for mid-market pricing and adjusting to the point within the bid-ask range that meets the Funds’ best estimate of fair value. For debt securities indexed to publicly listed securities, such as convertible debt, the securities are typically valued using standard convertible security pricing models. The key inputs into these models that require some amount of judgment are the credit spreads utilized and the volatility assumed. To the extent

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the company being valued has other outstanding debt securities that are publicly-traded, the implied credit spread and the company’s other outstanding debt securities would be utilized in the valuation. To the extent the company being valued does not have other outstanding debt securities that are publicly-traded, the credit spread will be estimated based on the implied credit spreads observed in comparable publicly-traded debt securities. In certain cases, an additional spread will be added to reflect an illiquidity discount due to the fact that the security being valued is not publicly traded. The volatility assumption is based upon the historically observed volatility of the underlying equity security into which the convertible debt security is convertible and/or the volatility implied by the prices of options on the underlying equity security.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of June 30, 2013, Series D (MSCI EAFE Equal Weight Series) had securities with a total value of $163,240,103 transfer from Level 2 to Level 1 due to developments that occurred between the time of the closing of the foreign markets on which those securities trade and the close of business of the exchange.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2013:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Series Z (Alpha Opportunities Series) (See Note 12)
Liabilities:
Beginning Balance	$(7,786,654)
Ending Balance	$(7,786,654)

5. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

At June 30, 2013, the collateral for the repurchase agreements was as follows:

	Counterparty and		Repurchase
Fund	Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
SBL Z (Alpha Opportunity Series)	State Street			U.S. Treasury Note
	0.01%			0.25%
	Due 07/01/13	$447,916	$447,917	08/15/15	$460,000	$458,770

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Speculation
Series A (StylePlus-Large Core Series)	x
Series J (StylePlus-Mid Growth Series)	x
Series N (Managed Asset Allocation Series)	x		x
Series O (All Cap Value Series)		x
Series Q (Small Cap Value Series)		x
Series V (Mid Cap Value Series)		x
Series X (StylePlus-Small Growth Series)	x
Series Y (StylePlus-Large Growth Series)	x
Series Z (Alpha Opportunity Series)	x

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of
	Fund’s net assets on a daily basis
Fund	Long	Short
Series A (StylePlus–Large Core Series)	80%	—
Series J (StylePlus–Mid Growth Series)	75%	—
Series N (Managed Asset Allocation Series)	55%	5%
Series X (StylePlus–Small Growth Series)	75%	—
Series Y (StylePlus–Large Growth Series)	75%	—
Series Z (Alpha Opportunity Series)	10%	—

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2013:

Derivative Investment Type	Liability Derivatives
Equity/Interest Rate/Currency contracts	Variation margin
Equity contracts	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2013:

Asset Derivative Investments Value

	Futures	Swaps	Futures	Futures	Total Value at
	Equity	Equity	Currency	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts*	2013
Series N (Managed Asset Allocation Series)	$13,024	$—	$21,508	$—	$34,532

Liability Derivative Investments Value

	Futures	Swaps	Futures	Futures	Total Value at
	Equity	Equity	Currency	Interest Rate	June 30,
Fund	Contracts*	Contracts	Contracts*	Contracts*	2013
Series A (StylePlus–Large Core Series)	$98,350	$2,235,858	$—	$—	$2,334,208
Series J (StylePlus–Mid Growth Series)	—	1,394,393	—	—	1,394,393
Series N (Managed Asset Allocation Series)	253,267	—	27,450	236,719	517,436
Series X (StylePlus–Small Growth Series)	—	180,818	—	—	180,818
Series Y (StylePlus–Large Growth Series)	—	542,474	—	—	542,474
Series Z (Alpha Opportunity Series)	8,290	—	—	—	8,290

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June30, 2013:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Net realized gain (loss) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2013:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures	Futures	Options
	Equity	Equity	Currency	Interest Rate	Written Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Series A (StylePlus–Large Core Series)	$(8,981)	$3,619,475	$—	$—	$—	$3,610,494
Series J (StylePlus–Mid Growth Series)	—	2,771,671	—	—	—	2,771,671
Series N (Managed Asset Allocation Series)	1,775,702	—	(151,876)	(173,778)	—	1,450,048
Series O (All Cap Value Series)	—	—	—	—	29,948	29,948
Series Q (Small Cap Value Series)	—	—	—	—	50,974	50,974
Series V (Mid Cap Value Series)	—	—	—	—	129,114	129,114
Series X (StylePlus–Small Growth Series)	—	1,478,395	—	—	—	1,478,395
Series Y (StylePlus–Large Growth Series)	—	489,269	—	—	—	489,269
Series Z (Alpha Opportunity Series)	290,299	—	—	—	—	290,299

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

	Futures	Swaps	Futures	Futures	Options
	Equity	Equity	Currency	Interest Rate	Written Equity
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total
Series A (StylePlus–Large Core Series)	$(98,350)	$(2,235,858)	$—	$—	$—	$(2,334,208)
Series J (StylePlus–Mid Growth Series)	—	(1,394,393)	—	—	—	(1,394,393)
Series N (Managed Asset Allocation Series)	(497,418)	—	(4,419)	(142,053)	—	(643,890)
Series X (StylePlus–Small Growth Series)	—	(180,818)	—	—	—	(180,818)
Series Y (StylePlus–Large Growth Series)	—	(542,474)	—	—	—	(542,474)
Series Z (Alpha Opportunity Series)	(27,625)	—	—	—	—	(27,625)

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2009 – 2012), and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010. It simplified some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and improved the tax efficiency of certain fund structures. The changes were generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At June 30, 2013, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)
Series A (StylePlus-Large Core Series)	$202,556,144	$2,972,299	$(2,762,437)	$209,862
Series B (Large Cap Value Series)	202,617,304	71,224,576	(9,692,053)	61,532,523
Series C (Money Market Series)	93,785,857	4,362	(806)	3,556
Series D (MSCI EAFE Equal Weight Series)	172,889,793	21,791,466	(17,286,402)	4,505,064
Series E (Total Return Bond Series)	122,714,439	1,059,499	(3,743,042)	(2,683,543)
Series F (Floating Rate Strategies Series)	47,651,666	28,609	(247,486)	(218,877)
Series J (StylePlus-Mid Growth Series)	138,371,844	1,730,899	(1,372,048)	358,851
Series M (Macro Opportunities Series)	27,575,127	25,152	(685,785)	(660,633)
Series N (Managed Asset Allocation Series)	57,395,337	3,463,578	(621,928)	2,841,650
Series O (All Cap Value Series)	109,641,398	32,163,314	(6,165,857)	25,997,457
Series P (High Yield Series)	103,007,530	2,909,458	(3,351,762)	(442,304)
Series Q (Small Cap Value Series)	98,003,466	30,152,449	(8,413,226)	21,739,223
Series V (Mid Cap Value Series)	220,134,768	70,106,598	(17,752,353)	52,354,245
Series X (StylePlus-Small Growth Series)	38,367,059	399,927	(403,567)	(3,640)
Series Y (StylePlus-Large Growth Series)	36,448,816	241,828	(528,118)	(286,290)
Series Z (Alpha Opportunity Series)	15,261,354	3,195,714	(1,091,647)	2,104,067

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

8. Other Liabilities

Series A (StylePlus–Large Core Series) and Series V (Mid Cap Value Series) each wrote put option contracts through Lehman Brothers, Inc. (“Lehman”) that were exercised prior to the option contracts expiration and prior to the bankruptcy filing by Lehman, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Funds as of June 30, 2013.

Although the ultimate resolution of these transactions is uncertain, the Funds have recorded a liability on their respective books equal to the difference between the strike price on the put options and the market prices of the underlying security on the exercise date. The amount of liability recorded by the Funds as of June 30, 2013 was $18,615 for Series A (StylePlus–Large Core Series) and $205,716 for Series V (Mid Cap Value Series).

9. Securities Transactions

During the period ended June 30, 2013, purchases and sales of investment securities, excluding government and short-term investments, were as follows:

Fund	Purchases	Sales
Series A (StylePlus–Large Core Series)	$250,554,883	$366,530,425
Series B (Large Cap Value Series)	40,606,684	53,270,917
Series C (Money Market Series)	—	10,157
Series D (MSCI EAFE Equal Weight Series)	43,322,286	57,314,289
Series E (Total Return Bond Series)	78,021,295	84,735,092
Series F (Floating Rate Strategies Series)	12,459,772	494,693
Series J (StylePlus–Mid Growth Series)	139,935,622	213,152,382
Series M (Macro Opportunities Series)	6,941,287	314,190
Series N (Managed Asset Allocation Series)	10,599,822	36,077,355
Series O (All Cap Value Series)	17,225,758	29,954,040
Series P (High Yield Series)	47,541,863	76,173,973
Series Q (Small Cap Value Series)	16,314,293	23,737,396
Series V (Mid Cap Value Series)	32,790,917	47,767,150
Series X (StylePlus–Small Growth Series)	39,544,456	54,845,045
Series Y (StylePlus–Large Growth Series)	37,098,002	55,845,641
Series Z (Alpha Opportunity Series)	22,302,159	23,980,074

10. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended June 30, 2013 in which the portfolio company is an “affiliated person” are as follows:

		Value			Value	Shares	Investment
Fund	Security	12/31/12	Additions	Reductions	06/30/13	06/30/13	Income
Series V (Mid Cap Value Series)	Common Stock:
	HydroGen Corp.	$8,337	$—	$—	$8,741	672,346	$—

11. Options Written

Transactions in options written during the period ended June 30, 2013 were as follows:

Call Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of	Premium	Number of	Premium	Number of	Premium
	contracts	amount	contracts	amount	contracts	amount
Balance at December 31, 2012	—	$—	—	$—	—	$—
Options Written	189	39,598	277	55,739	662	133,366
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options expired	(67)	(14,606)	(131)	(25,894)	(312)	(61,842)
Options exercised	(122)	(24,992)	(146)	(29,845)	(350)	(71,524)
Balance at June 30, 2013	—	$—	—	$—	—	$—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Put Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of	Premium	Number of	Premium	Number of	Premium
	contracts	amount	contracts	amount	contracts	amount
Balance at December 31, 2012	—	$—	—	$—	—	$—
Options Written	289	29,316	305	38,048	733	97,040
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options expired	(52)	(15,342)	(85)	(25,080)	(228)	(67,272)
Options exercised	(237)	(13,974)	(220)	(12,968)	(505)	(29,768)
Balance at June 30, 2013	—	$—	—	$—	—	$—

12. Series Z

The Fund contracted with Lehman Brothers International Europe (“LBIE”) to provide prime brokerage services related to the Fund’s short selling. On September 15, 2008, LBIE was placed into administration and a third party administrator was named (the “Administrator”). The Fund’s exposure to LBIE consists of short sale proceeds held by LBIE, and restricted long positions held at the Fund’s custodian, as collateral for said short sales. Release of the collateral requires the consent of LBIE and Lehman Brothers Inc. (“LBI”), an entity that is subject to a liquidation proceeding. The Fund delivered a Notice of Termination of Loans to LBIE and the Administrator. The Fund has worked to resolve these issues with LBIE and the Administrator. As of June 30, 2013, included in the Statement of Assets and Liabilities are the value of restricted long positions of $10,296,809, cash collateral of $1,417,530, restricted cash representing the value of short sale proceeds of $4,299,944 and liabilities for short sales of $7,786,654, representing the value of securities sold short at the date the short sales were deemed by the Fund to have been terminated. If these short sales had not been terminated, the value of the liability related to these securities sold short would have been $9,223,136 as of June 30, 2013 resulting in a decrease in net assets of $1,436,482 or (9.1)%. Until such time as the liability for short sales is settled and all restrictions are removed by LBIE and LBI, the Fund cannot sell such restricted long positions and/or utilize the restricted cash balances to achieve the Fund’s investment objectives and/or meet Fund redemption or other Fund obligations. Based on the ultimate terms of such settlement, the value assigned to these positions may ultimately differ from the fair valuations assigned to them by the Fund and there is no guaranty that the Fund will ultimately recover the full value of the assets that are subject to restrictions. Accordingly, a settlement could ultimately result in the Fund realizing values that are materially different from those indicated herein, which would materially impact the Fund’s net asset value. As of the close of business on October 3, 2008, and until further notice, the Fund is not accepting subscriptions for shares from either new or existing shareholders.

Effective as of August 1, 2011, Security Investors, LLC has agreed to purchase shares of the Fund from time to time to provide the Fund with liquidity if needed to meet redemptions. The intent of the agreement is to provide liquidity to the Fund in the event that shareholders seek to redeem shares of the Fund at a time that there are not sufficient unrestricted assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

13. Loan Commitments

Pursuant to the terms of certain Term Loan agreements, the Funds are liable for unfunded loan commitments as of June 30, 2013. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2013 were as follows:

Series E (Total Return Bond Series)

Borrower	Amount
Getco Company, LLC	$100,000
National Financial Partners Corp.	100,000
$200,000

Series F (Floating Rate Strategies Series)
Borrower	Amount
National Financial Partners Corp.	$200,000
Powerteam Services	27,778
$227,778

Series M (Macro Opportunities Series)
Borrower	Amount
National Financial Partners Corp.	$100,000
Powerteam Services	13,889
$113,889

Series P (High Yield Series)
Borrower	Amount
Nielsen Finance, LLC	$1,800,000
National Financial Partners Corp.	350,000
Getco Company, LLC	250,000
$2,400,000

14. Line of Credit

On December 14, 2012, Series E (Total Return Bond Series) and Series P (High Yield Series) (the “Funds”) entered into a credit facility agreement with an approved counterparty whereby the counterparty has agreed to provide secured financing to the Funds and the Funds will provide pledged collateral to the counterparty. At June 30, 2013, there was $50,000,000 of credit facility. The maximum amount outstanding during the period ended June was $0. As of June 30, 2013, the total value of securities segregated and pledged as collateral in connection with the borrowings was $0.

15. Reverse Repurchase Agreement

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2013, the following Fund entered into reverse repurchase agreements:

	Number of	Balance	Average	Average
Fund	Days Outstanding	at June 30, 2013	balance outstanding	interest rate
Series E (Total Return Bond Series)	181	12,171,048	2,711,893	0.33%

16. Legal Proceedings

Tribune Company

SBL Fund has been named as a defendant in the case entitled Marc S. Kirscher, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons” action), as a result of the ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the SBL Fund when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

company. The plaintiff has alleged that, in connection with the LBO, insiders and shareholders were paid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The plaintiff has asserted claims against certain insiders, shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO.

SBL Fund also has been named as a defendant in one or more of a group of lawsuits filed by a group of Tribune creditors that allege state law constructive fraudulent conveyance claims against former Tribune shareholders (the “SLCFC actions”).

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”). On November 6, 2012, the defendants moved to dismiss the SLCFC actions. On December 21, 2012, the plaintiffs filed a memorandum in opposition to the motion to dismiss. On February 4, 2013, the defendants filed a reply in support of the motion to dismiss. The Court has not yet issued a decision on the motion.

None of these lawsuits allege any wrongdoing on the part of SBL Fund. The following series of SBL Fund held shares of Tribune and tendered these shares as part of Tribune’s LBO: Series H (Enhanced Index Series), Series N (Managed Asset Allocation Series) and Series O (All Cap Value Series) (the “Funds”). The value of the proceeds received by the foregoing Funds was $158,950, $51,000 and $3,774,000, respectively. At this stage of the proceedings, SBL Fund is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

SBL Fund may be a putative member of the proposed defendant class in Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaint seeks to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008.

This lawsuit initially was filed in New York Supreme Court, Case No. 653522/2011, on December 19, 2011. On April 25, 2012, it was removed to the United States District Court for the Southern District of New York, Case No. 12-3273, and on April 26, 2012, it was referred to the United States Bankruptcy Court for the Southern District of New York.

This lawsuit does not allege any wrongdoing on the part of SBL Fund. The following series of SBL Fund received cash proceeds from the cash out merger in the following amounts: Series N (Managed Asset Allocation Series) - $28,800. At this stage of the proceedings, SBL Fund is not able to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on a Fund’s net asset value.

17. Subsequent Events

Investment Policy Change

At a meeting held on June 4, 2013, the Board of Directors of the Series approved certain changes to the Series’ investment program. In particular, the Board approved the following:

•	a change of the Series’ name to Series D (World Equity Income Series);

•	changes to the Series’ invesment objective;

•	changes to the Series’ principal investment strategies, including the removal of the non-fundamental 80% policy to, under normal circumstances, invest at least 80% of its assets (net assets, plus the amount of any borrowing for investment purposes) in equity securities included in the MSCI EAFE Equal Weighted Index;

•	a replacement of the Series’ portfolio manager(s) with a new portfolio management team;

•	a change to the Series’ primary index; and

•	the removal of the non-fundamental operating policies, with the exception of the non-fundamental operating policy relating to liquidity.

The changes to the Series discussed above became effective August 15, 2013.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Expense Limitation Agreement Amendment

At a meeting held on August 20, 2013, the Board of Directors of the Series approved certain changes to the Series’ expense limitation agreement. In particular, the Board approved the addition of Series C (Money Market Series) to the expense limitation agreement as follows:

Fund	Expense Limit	Effective Date	Expiry Date
Series C (Money Market Series)	0.50%	08/22/2013	05/01/2014

The change to the Series discussed above became effective August 22, 2013.

18. Offsetting

In the normal course of business, the Funds may have entered in transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of Assets
			Gross Amounts Offset	Presented on the		Cash
		Gross Amounts of	in the Statement of	Statement of Assets	Financial	Collateral	Net
Fund	Instrument[1]	Recognized Assets	Assets and Liabilities	and Liabilities	Instruments	Received[2]	Amount
Series N (Managed Asset Allocation Series)	Futures Equity Contracts	$13,024	$—	$13,024	$—	$—	$13,024
	Futures Currency Contracts	21,508	—	21,508	—	—	21,508
Total		34,532	—	34,532	—	—	34,532

Series Z (Alpha Opportunity Series)	Repurchase agreements	447,916	—	447,916	—	—	447,916

					Gross Amounts Not Offset
					in the Statement of Assets
					and Liabilities
				Net Amount of
			Gross Amounts Offset	Liabilities Presented		Cash
		Gross Amounts of	in the Statement of	on the Statement of	Financial	Collateral	Net
Fund	Instrument	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities	Instruments	Pledged[2]	Amount
Series A (StylePlus–Large Core Series)	Futures Equity Contracts	$98,350	$—	$98,350	$—	$—	$98,350
	Swaps Equity Contracts	2,235,858	—	2,235,858	—	—	2,235,858
Total		2,334,208	—	2,334,208	—	—	2,334,208

Series J (StylePlus–Mid Growth Series)	Swaps Equity Contracts	1,394,393	—	1,394,393	—	—	1,394,393
Series N (Managed Asset Allocation Series)	Futures Equity Contracts	253,267	—	253,267	—	—	253,267
	Futures Currency Contracts	27,450	—	27,450	—	—	27,450
	Futures Interest Rate Contracts	236,719	—	236,719	—	—	236,719
Total		517,436	—	517,436	—	—	517,436

Series X (StylePlus–Small Growth Series)	Swaps Equity Contracts	180,818	—	180,818	—	—	180,818
Series Y (StylePlus–Large Growth Series)	Swaps Equity Contracts	542,474	—	542,474	—	—	542,474
Series Z (Alpha Opportunity Series)	Futures Equity Contracts	8,290	—	8,290	—	—	8,290

[1]	Refer to note 5 for additional information regarding repurchase agreements arrangements.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as Segregated cash with broker on the Statement of Assets and Liabilities.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

Distributor Name Change

Effective January 1, 2013, Rydex Distributors, LLC changed its name to Guggenheim Distributors, LLC. The name change marks another step in the business integration process following the acquisition of Rydex by Guggenheim announced last year. The name change did not result in any material change to the day-to-day management or operations of the funds.

Board Considerations in Approving the Investment Advisory Agreements

SBL Fund (the “Company”) was organized by Security Benefit Life Insurance Company (“SBL”) as a Kansas corporation on May 26, 1977 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company, which consists of multiple series, with each series representing a separate fund (each, a “Fund” and collectively, the “Funds”), serves as the investment vehicle for certain variable annuity and variable life insurance separate accounts of SBL, life insurance company separate accounts of affiliates of SBL, and life insurance company separate accounts of insurers that are not affiliated with SBL. Security Investors, LLC, also known as Guggenheim Investments, (“Security Investors” or the “Investment Manager”), serves as the Funds’ investment manager pursuant to an investment management agreement between the Company and Security Investors. Under the terms of this investment management agreement, Security Investors also is responsible for overseeing the activities of Mainstream Investments, LLC (“Mainstream” or the “Sub-Adviser”), which performs portfolio management and related services for Series Z (Alpha Opportunity Series), with respect to its active value sleeve, pursuant to an investment sub-advisory agreement between Security Investors and Mainstream. Under the supervision of the Company’s Board of Directors (the “Board” and the members of the Board individually, the “Directors”), Security Investors provides (or over-

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sees the provision of) investment research, advice and supervision, a continuous investment program and the purchase and sale of securities and other investments for each Fund’s portfolio.

On September 20, 2011, Guggenheim Capital, LLC (“Guggenheim Capital”) agreed to purchase Security Benefit Asset Management Holdings, LLC, the indirect holding company of the Investment Manager and certain affiliated businesses (the “Transaction”). Guggenheim Capital’s subsidiary, Guggenheim Partners, LLC (referred to herein with its affiliates and subsidiaries as “Guggenheim”), is a global, independent, privately-held, diversified financial services firm. The Transaction did not result in any material changes to the day-to-day management and operation of the Funds or any increase in fees. In anticipation of the change in corporate ownership structure of the Investment Manager in connection with the Transaction, the Board, including the Directors who are not “interested persons,” as defined by the 1940 Act, of the Company (the “Independent Directors”), met on August 16, 2011 to approve a new investment management agreement between the Company and Security Investors and a new investment sub-advisory agreement between Security Investors and Mainstream, each for an initial term of two years, subject to shareholder approval. This approval was necessary because, under the 1940 Act, the Transaction could result in the termination of the Funds’ investment management agreement with the Investment Manager and the investment sub-advisory agreement with respect to Series Z (Alpha Opportunity Series). At a special meeting of shareholders held on November 22, 2011, the Funds’ shareholders approved the new investment management agreement, which became effective March 1, 2012 (the “Investment Management Agreement”), immediately following the close of the Transaction on February 29, 2012. The shareholders of Series Z (Alpha Opportunity Series) also approved the new investment sub-advisory agreement between Security Investors and Mainstream, which also became effective March 1, 2012 (the “Investment Sub-Advisory Agreement” and together with the Investment Management Agreement, the “Management Agreements”). Thus, the Management Agreements would not expire (absent action by the Board and the Independent Directors) until March 2014. However, in order to align the consideration of the Management Agreements with the consideration of other investment advisory agreements for registered investment companies for which Guggenheim Investments serves as investment adviser (collectively, “Guggenheim Funds”) on a consistent contract review schedule with greater uniformity throughout the Guggenheim organization, the Directors determined to consider the continuance of the Investment Management Agreement and the Investment Sub-Advisory Agreement at the June 4, 2013 Board meeting.

Accordingly, at meetings held in person on May 6, 2013 (the “May Meeting”) and on June 4, 2013 (the “June Meeting”), the Independent Directors, met independently of Fund management to consider the renewal of the Management Agreements. As part of its review process, the Independent Directors were represented by independent legal counsel to the Independent Directors (“Independent Legal Counsel”). Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the consideration of advisory agreements and the legal responsibilities of the Directors related to such consideration. The Board, including the Independent Directors, took into account various materials received from the Investment Manager, Mainstream, Guggenheim and Independent Legal Counsel. The Board also considered the variety of written materials, reports and oral presentations it received throughout the year regarding performance and operating results of the Funds.

In connection with the contract review process, Guggenheim engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports for various boards of directors/trustees in the Guggenheim fund complex, designed specifically to help the boards of directors/trustees fulfill their advisory contract renewal responsibilities. The objective of the reports is to present the subject funds’ relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. Guggenheim management determined to engage FUSE for this purpose in connection with other initiatives designed to improve efficiencies and implement a uniform, streamlined and enhanced 15(c) reporting process across its various product lines. Further to this end, Guggenheim management had multiple discussions with, and sought input from, Independent Legal Counsel and the Chair of the Contracts Review Committee of the Board, in preparing a comprehensive presentation and delivery of information in connection with the contract review process. In addition, the Investment Manager provided information in response to a request for certain additional information following the May Meeting (collectively with the foregoing reports and materials, the “Contract Materials”).

Among other things, the Investment Manager and the Sub-Adviser provided organizational presentations, staffing reports and biographies of those key personnel of the Investment Manager and, as applicable, the Sub-Adviser providing services to the Funds to assist the Board in assessing the nature and quality of services provided by the Investment Manager and the Sub-Adviser, respectively, information comparing the investment performance, advisory fees and total expenses of the Funds to other funds (including such information presented in the FUSE reports as well as supplemental information prepared by management), information about the profitability of the Funds to the Investment

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OTHER INFORMATION (Unaudited) (continued)

Manager and revenues received by the Sub-Adviser in connection with the Investment Sub-Advisory Agreement, and information about the compliance and risk management programs of the Investment Manager and the Sub-Adviser.

Following an analysis and discussion of the factors identified below, the Board concluded that it was in the best interests of the Funds to approve the renewal of both of the Management Agreements for an additional one year term.

Nature, Extent and Quality of Services Provided by the Investment Manager: With respect to the nature, extent and quality of services currently provided by the Investment Manager, the Board noted its various discussions with management concerning the experience and qualifications of the Investment Manager’s personnel responsible for services provided to the Funds, including those personnel providing compliance oversight. In this connection, the Board also considered the information provided by management describing the education, experience, professional affiliations, area of responsibility and duties of all key personnel performing services for the Funds, as well as management’s report on recent additions and departures in personnel who work on matters relating to the Funds or are significant to the operations of the Investment Manager. The Board also took into account the various legal, compliance and risk management oversight and staffing initiatives undertaken by management, including, among other things, enhancements to risk management processes and restructuring of the legal and compliance departments in 2012, which management stated was designed to create a cohesive legal and compliance program with increased collaboration among compliance and legal professionals and with other departments across the Guggenheim organization. The Board also considered management’s other initiatives intended to achieve greater enhancements and efficiencies in Guggenheim’s ability to provide services to the Guggenheim Funds (including the Funds), such as efforts to streamline and simplify the organizational structure of Guggenheim’s advisory business, as reflected by internal reorganizations of various management entities. Moreover, in connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board considered the Investment Manager’s role in monitoring and coordinating compliance responsibilities with the fund administration agent, transfer agent, distributor, custodians and other service providers to the Funds.

Further with respect to the Investment Manager’s resources and its ability to carry out its responsibilities under the Investment Management Agreement, the Board considered its review of the Investment Manager’s balance sheet and income statement, as well as its discussions with the Investment Manager’s Chief Financial Officer.

The Board also considered the acceptability of the terms of the Investment Management Agreement. Based on the foregoing, and based on other information received (both oral and written) at the May Meeting and at the June Meeting, as well as other considerations, the Board concluded that the Investment Manager and its personnel were qualified to serve the Funds in such capacity.

Investment Performance: The Board received for each Fund investment returns for the three-month, one-year, three-year and five-year periods ended December 31, 2012, as applicable. In addition, the Board received a comparison of each Fund’s performance to the performance of a peer group of similar funds and a broader universe of funds identified by FUSE. The Board considered a description of the methodology employed by FUSE for identifying each Fund’s peer group and universe for performance and expense comparisons. In seeking to evaluate performance over a full market cycle, the Board focused its attention on three- and five-year performance rankings as compared to the relevant universe of funds and noted that relative performance varied among the Funds. In the case of each Fund whose performance was below the median of the relevant performance universe in both the three-year and five-year periods, the Board concluded that other factors relevant to performance were sufficient to warrant continuation of the Investment Management Agreement with respect to such Fund. Those factors varied from Fund to Fund, but included one or more of the following: (i) that although the Fund’s performance was below median, the performance was deemed by the Board to be competitive (within the 60th percentile in either the three or five year period) (such as with respect to Series A (StylePlus - Large Core Series), which ranked in the 55th and 53rd percentiles for the three and five year periods, respectively, Series B (Large Cap Value Series), which ranked in the 66th and 58th percentiles for the three and five year periods, respectively, and Series N (Managed Asset Allocation Series), which ranked in the 57th and 55th percentiles for the three and five year periods, respectively); (ii) the portfolio had been managed consistent with the Fund’s investment strategy; and (iii) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies (such as the strategy and portfolio manager changes for Series E (Total Return Bond Series) and Series Y (StylePlus - Large Growth Series)). The Board also noted the strategy and portfolio manager change for Series P (High Yield Series) and the strategy, name and portfolio manager change for each of Series A (StylePlus – Large Core Series), Series J (StylePlus - Mid Growth Series) and Series X (StylePlus - Small Growth Series), which were designed to improve performance.

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OTHER INFORMATION (Unaudited) (continued)

With respect to Series C (Money Market Series), the Board considered the role of this Fund within the overall product structure and the Fund’s limited size, and noted that the returns of its peers are heavily subsidized. The Board also considered management’s continuing assessment of potential changes to the Fund’s investment objective and strategies designed to help improve the Fund’s performance and grow assets. In this connection, the Board took into account management’s commitment to further evaluate remedial options and other strategic alternatives and, thereafter, submit a proposal at an upcoming Board meeting, and in the event that such proposal does not address the Board’s concerns, to subsidize the Fund’s returns by entering into an expense limitation agreement with the Fund to cap expenses at 0.50%.

With respect to Series Z (Alpha Opportunity Series) and its active value sleeve, the Board considered that the Investment Manager does not directly manage the investment portfolio but had delegated such duties to the Sub-Adviser. The Board also considered the circumstances affecting the management of Series Z (Alpha Opportunity Series) and, in this regard, noted the information received from the Investment Manager concerning the Fund’s collateral account held at the Fund’s custodian, release of which requires the consent of Lehman Brothers International Europe (“LBIE”) and Lehman Brothers, Inc. (“LBI”) and the prospects for release of collateral by LBI in conjunction with the potential settlement of LBIE’s claim. In addition, the Board took into account information received from the Investment Manager and Sub-Adviser regarding the minimum assets required to manage the Fund’s assets consistent with the Fund’s investment objectives. Based on the information provided, the Board concluded that the Investment Manager had appropriately reviewed and monitored the Sub-Adviser’s investment performance.

In light of all of the foregoing, the Board determined that each Fund’s performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Investment Manager from its Relationship with the Funds: The Board compared each Fund’s contractual advisory fee and total net expense ratio to the applicable peer group and compared each Fund’s total net expense ratio to its universe of funds. The Board also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees, administration fees, other operating expenses, distribution fees and fee waivers/reimbursements) of the peer group of funds. In addition, the Board considered each Fund’s advisory fee as compared to the advisory fee charged by the Investment Manager to another fund with a similar investment objective and strategies, as applicable, noting that, in certain circumstances, the Investment Manager charges a lower advisory fee to other clients for which it provides comparable services. In this regard, the Board considered the Investment Manager’s view that lower fees are imposed in certain instances due to numerous factors, including the scope of contract, types of investors, applicable regulation and legal structures, tax status, and for historical pricing reasons.

In further considering the comparative fee and expense data presented in the Contract Materials and addressed by management, the Board made the following observations:

•	Series A (StylePlus - Large Core Series): Series A’s contractual advisory fee is within the 3rd quartile (56th percentile), with a total net expense ratio at the 89th percentile. Recent changes have been made to Series A, which the Investment Manager believes can help garner additional assets, which may help to reduce the total net expense ratio. In addition, although the investment advisory fee of 0.75% for Series A exceeds the 0.65% advisory fee charged to value portfolios managed by the Investment Manager, Series A employs a more complex strategy than that of those value portfolios. Series A, and its retail counterpart, StylePlus - Large Core Fund, historically have invested in a portfolio of both value and growth securities. Further, with the implementation of the new strategies for Series A and StylePlus - Large Core Fund, the portfolios are no longer managed in a similar manner to the value portfolios subject to the lower advisory fee.

•	Series C (Money Market Series): The advisory fee of 0.50% ranks at the 100th percentile of the peer group, however the Board took into account management’s commitment to take remedial action on this Fund, as noted above.

•	Series D (MSCI EAFE Equal Weight Series): There are very few funds in the Fund’s peer group (6), which may skew the results of the comparative analysis. This peer group is limited to passive foreign large blend funds, with the Fund ranking in the 80th percentile for advisory fees and 100th percentile for total net expense ratio. The Investment Manager recommended and the Board approved changes to the Fund’s name, 80% investment policy, investment objective, principal investment strategies and portfolio management team, which the Investment Manager stated was expected to result in a total expense ratio approximating the mean of its peer group.

•	Series E (Total Return Bond Series): The advisory fee of 0.50% for Series E’s retail counterpart, Total Return Bond Fund, is lower by 0.25% than that of Series E for historical and competitive reasons. The Board noted that although the advisory fee for Series E ranks in the 89th percentile for its peer group, as a result of waivers, the total net expense ratio ranks in the 67th percentile of its peer group.

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OTHER INFORMATION (Unaudited) (continued)

•	Series P (High Yield Series): The advisory fee of 0.60% for Series P’s retail counterpart, High Yield Fund, is lower by 0.15% than that of Series P for historical and competitive reasons. Although the advisory fee ranks at the 90th percentile of its peer group, the total net expense ratio ranks at the 70th percentile, with the difference between the Funds’ total net expense ratio and that of the median of the peer group being only 8 bps.

•	Series Q (Small Cap Value Series): The Fund’s advisory fee is within the 3rd quartile (63rd percentile) and the total net expense ratio is at the 88th percentile.

•	Series Y (StylePlus - Large Growth Series): The Fund’s advisory fee is within the 3rd quartile (67th percentile) and the total net expense ratio is at the 83rd percentile.

•	Series Z (Alpha Opportunity Series): The Fund’s advisory fee is at the peer group median and the total expense ratio is at the 75th percentile. In addition, the Fund has an expense limitation agreement in place, which may reduce the amount received by Security Investors. In this connection, the Board considered that although no amount was waived as of December 31, 2012 (as reflected in the FUSE report) since the Fund’s operating expenses were less than the applicable expense limit, management reported that as of March 31, 2013, the waiver amount was 0.98%, resulting in a net advisory fee of 0.27%. Thus, the Board concluded that the net amount being received by Security Investors at the current time was appropriate in light of the assets being actively managed by the Investment Manager as a result of the frozen assets resulting from the Fund’s collateral with LBIE and LBI and LBI’s liquidation proceedings.

With respect to the costs of services provided and profits realized by the Investment Manager from its relationship with the Funds, the Board reviewed information regarding the revenues the Investment Manager received under the Investment Management Agreement as well as the estimated allocated direct and indirect costs the Investment Manager incurred in providing services to the Funds, each Fund’s average assets for 2012 and assets as of December 31, 2012 and the Investment Manager’s pre-tax operating margin with respect to each Fund.

The Board considered other benefits available to the Investment Manager because of its relationship with the Funds and noted that Security Investors may be deemed to benefit from arrangements whereby the Investment Manager and its affiliate, Rydex Fund Services, LLC, provide accounting and administration services and transfer agency services, respectively to certain Guggenheim Funds. The Board reviewed the compensation arrangements for the provision of the foregoing services. The Board also noted the Investment Manager’s statement that it may benefit from marketing synergies arising from offering a broad spectrum of products, including the Funds. Based on all of the information provided, the Board determined that the Investment Manager’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale to be Realized: The Board considered management’s view that although Guggenheim may be realizing economies of scale and efficiencies due to its growth in general, it is concurrently realizing new costs and expenses associated with this expansion of its services and continues to add resources required to develop its infrastructure. In addition, the Board considered the size of the Funds and the competitiveness of the current advisory fee for each Fund.

Sub-Advisory Agreement

Nature, Extent and Quality of Services Provided by the Sub-Adviser: With respect to the nature, extent and quality of services provided by the Sub-Adviser, the Board considered the qualifications, experience and skills of the Sub-Adviser’s portfolio management and other key personnel and information from the Sub-Adviser describing the scope of its services to Series Z (Alpha Opportunity Series). The Board also considered the information provided by the Sub-Adviser concerning the Sub-Adviser’s investment practices and techniques, risk management processes, compliance policies and procedures, brokerage allocation, best execution, trade allocation and soft dollar arrangements, among other things. With respect to the Sub-Adviser’s resources and its ability to carry out its responsibilities under the Sub-Advisory Agreement, the Board reviewed the Sub-Adviser’s balance sheets for 2010 and 2011 and its statement that Mainstream continues to be a viable, going concern.

The Board also considered the acceptability of the terms of the Sub-Advisory Agreement. Based on the foregoing, and based on other information received (both oral and written) at the May Meeting and at the June Meeting, the Board concluded that the Sub-Adviser was qualified to provide the services under the Sub-Advisory Agreement.

Investment Performance: The Board received information regarding the investment performance of the assets managed by the Sub-Adviser for the one-year, three-year, five-year and since inception periods ended December 31, 2012. The Board compared the Fund’s performance to

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OTHER INFORMATION (Unaudited) (concluded)

the performance of the S&P 500 Index. In addition, the Board considered the Sub-Adviser’s efforts in pursuing the Fund’s investment objective of pursuing long-term growth of capital. The Board noted that although the Fund’s return underperformed the index for a one-year period, the Fund matched the index for the three-year and five-year periods and exceed the index during the since inception period. The Board also took into account the information from the Sub-Adviser concerning the minimum assets required to manage the Fund in accordance with its objective.

Comparative Fees, Costs of Services Provided and the Profits Realized by the Sub-Adviser from its Relationship with the Fund: The Board also reviewed the level of sub-advisory fees payable to Mainstream, noting that the fees would be paid by Security Investors and do not impact the fees paid by the Fund. The Board compared the sub-advisory fee paid by the Investment Manager to the Sub-Adviser to the fees charged by the Sub-Adviser to other clients including other registered investment companies. The Board noted the Sub-Adviser’s statements that the Fund’s current fee schedule represents a discount to both industry and Mainstream’s fee schedule and that Mainstream has no other clients for which it charges a lower advisory fee for comparable services.

Economies of Scale to be Realized: The Board recognized that, because the Sub-Adviser’s fees would be paid by the Investment Manager and not the Fund, the analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Investment Management Agreement, which was separately considered. (See “Investment Management Agreement – Economies of Scale to be Realized” above.)

Overall Conclusions

Based on the foregoing, the Board determined that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the continuation of the Management Agreements is in the best interests of the Funds. In reaching this conclusion, no single factor was determinative. The Board, including all of the Independent Directors, recommended the renewal of each of the Investment Management and Sub-Advisory Agreements for an additional annual term.

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INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Year Elected***	During Past Five Years

Donald A. Chubb, Jr.** (12-14-46) 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC
Previous: Prior to November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company

Jerry B. Farley** (09-20-46) 2005	Current: President, Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	Current: President and Chief Executive Officer, Stormont-Vail HealthCare

Donald C. Cacciapaglia* (07-01-51) 2012 (President)	Current: Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present Previous: Channel Capital Group, Inc.; Chairman and CEO from April 2002 to February 2010

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.

**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.

***	Each Director oversees 31 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

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INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name
(Date of Birth)	Principal Occupations
Title Year Elected	During Past Five Years

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Chief Compliance Officer, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund; Chief Compliance Officer, Security Investors, LLC; and Chief Compliance Officer, Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC)
Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC) (2004–2009).

Nikolaos Bonos (05-30-63) Treasurer - 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC
Previous: Senior Vice President, Security Global Investors, LLC (2010–2011); and Senior Vice President, Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.)

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010	Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust
Previous: Vice President, Security Global Investors, LLC (2010–2011); and Vice President, Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.) (2010)

Amy J. Lee (06-05-61) Vice President - 2007 Secretary - 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC) and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital
Previous: Senior Vice President & Secretary, Security Global Investors, LLC (2007–2011); Senior Vice President & Secretary, Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.) (2010); and Director, Brecek & Young Advisors, Inc. (2004–2008)

Mark A. Mitchell (08-24-64) Vice President - 2003	Current: Portfolio Manager, Security Investors, LLC Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003–2010)

James P. Schier (12-28-57) Vice President - 1998	Current: Senior Portfolio Manager, Security Investors, LLC Previous: Vice President and Senior Portfolio Manager, Security Benefit Life Insurance Company (1998–2010)

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Distributors, LLC, Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 143

GUGGENHEIM INVESTMENTS PRIVACY Policies (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not required at this time.

.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) Separate certifications by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SBL Fund

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 06, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date September 06, 2013

By (Signature and Title)* /s/ Nikolaos Bonos

Nikolaos Bonos, Treasurer

Date September 06, 2013

* Print the name and title of each signing officer under his or her signature.